UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.8% of Net Assets)
2,639	Honeywell International, Inc.	$242,340
1,164	Precision Castparts Corp.	266,323

	Total Aerospace & Defense	508,663

	Airlines (4.7%)
6,269	American Airlines Group, Inc.	243,551
6,751	Delta Air Lines, Inc.	252,892

	Total Airlines	496,443

	Banks (11.1%)
7,639	JPMorgan Chase & Co.	440,541
2,334	M&T Bank Corp.	283,581
8,728	Wells Fargo & Co.	444,255

	Total Banks	1,168,377

	Beverages (3.4%)
3,287	Anheuser-Busch InBev N.V. (Belgium) (SP ADR)	354,930

	Biotechnology (2.7%)
2,253	Amgen, Inc.	287,010

	Capital Markets (3.1%)
1,869	Goldman Sachs Group, Inc. (The)	323,094

	Chemicals (5.3%)
2,862	Ecolab, Inc.	310,613
1,936	Praxair, Inc.	248,079

	Total Chemicals	558,692

	Containers & Packaging (2.6%)
8,486	Sealed Air Corp.	272,570

	Energy Equipment & Services (6.7%)
4,870	Halliburton Co.	335,982
3,421	Schlumberger, Ltd.	370,802

	Total Energy Equipment & Services	706,784

	Food & Staples Retailing (3.3%)
4,591	CVS Caremark Corp.	350,569

	Food Products (3.7%)
4,254	Mead Johnson Nutrition Co.	388,986

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Health Care Providers & Services (1.9%)
1,062	McKesson Corp.	$203,755

	Hotels, Restaurants & Leisure (1.4%)
1,593	McDonald’s Corp.	150,634

	Household Products (2.7%)
3,728	Procter & Gamble Co. (The)	288,249

	Industrial Conglomerates (5.2%)
4,314	Danaher Corp.	318,718
1,612	Roper Industries, Inc.	232,241

	Total Industrial Conglomerates	550,959

	Insurance (3.7%)
1,972	ACE, Ltd.	197,397
1	Berkshire Hathaway, Inc. (1)	188,124

	Total Insurance	385,521

	Life Sciences Tools & Services (3.0%)
2,568	Thermo Fisher Scientific, Inc.	312,012

	Machinery (2.7%)
3,728	IDEX Corp.	282,657

	Oil, Gas & Consumable Fuels (5.9%)
2,870	EQT Midstream Partners LP	248,370
1,934	Exxon Mobil Corp.	191,350
2,292	Magellan Midstream Partners LP	183,795

	Total Oil, Gas & Consumable Fuels	623,515

	Pharmaceuticals (8.3%)
5,202	AbbVie, Inc.	272,273
1,163	Allergan, Inc.	192,895
4,069	Johnson & Johnson	407,266

	Total Pharmaceuticals	872,434

	Road & Rail (2.0%)
2,152	Union Pacific Corp.	211,563

	Technology Hardware, Storage & Peripherals (5.0%)
2,745	Apple, Inc.	262,340

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (Continued)
2,699	Western Digital Corp.	$269,441

	Total Technology Hardware, Storage & Peripherals	531,781

	Textiles, Apparel & Luxury Goods (1.7%)
1,606	PVH Corp.	176,949

	Total Common Stock (Cost: $7,820,603) (94.9%)	10,006,147

	Total Investments (Cost: $7,820,603) (94.9%)	10,006,147
	Excess of Other Assets over Liabilities (5.1%)	535,653

	Net Assets (100.0%)	$10,541,800

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	4.8%
Airlines	4.7
Banks	11.1
Beverages	3.4
Biotechnology	2.7
Capital Markets	3.1
Chemicals	5.3
Containers & Packaging	2.6
Energy Equipment & Services	6.7
Food & Staples Retailing	3.3
Food Products	3.7
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.4
Household Products	2.7
Industrial Conglomerates	5.2
Insurance	3.7
Life Sciences Tools & Services	3.0
Machinery	2.7
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	8.3
Road & Rail	2.0
Technology Hardware, Storage & Peripherals	5.0
Textiles, Apparel & Luxury Goods	1.7

Total	94.9%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (48.4% of Net Assets)
119,999	TCW Growth Equities Fund — I Class (1)(2)	$1,478,388
233,310	TCW Relative Value Large Cap Fund — I Class (1)	5,013,831
280,130	TCW Select Equities Fund — I Class (1)	7,064,871
62,967	TCW Value Opportunities Fund — I Class (1)	1,674,290

	Total Diversified U.S. Equity Funds	15,231,380

	Diversified U.S. Fixed Income Funds (47.3%)
574,599	Metropolitan West Total Return Bond Fund — I Class (1)	6,211,411
845,183	TCW Total Return Bond Fund — I Class (1)	8,671,578

	Total Diversified U.S. Fixed Income Funds	14,882,989

	Exchange-Traded Funds (3.8%)
47,990	ProShares UltraShort Euro (2)	855,182
19,600	ProShares UltraShort MSCI Emerging Markets (2)	334,768

	Total Exchange-Traded Funds	1,189,950

	Money Market Investments (0.2%)
67,030	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.01% (3)	67,030

	Total Investment Companies (Cost: $28,361,894) (99.7%)	31,371,349

	Total Investments (Cost: $28,361,894) (99.7%)	31,371,349
	Excess of Other Assets over Liabilities (0.3%)	93,478

	Net Assets (100.0%)	$31,464,827

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed, the 7-day net yield, is as of July 31, 2014.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	48.4%
Diversified U.S. Fixed Income Funds	47.3
Exchange-Traded Funds	3.8
Money Market Investments	0.2

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Argentina (0.7% of Net Assets)
$70,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	$62,916
363,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	324,885

	Total Argentina (Cost: $395,456)	387,801

	Australia (Cost: $195,502) (0.4%)
200,000	Consolidated Minerals, Ltd., (144A), 8%, due 05/15/20 (2)	199,000

	Brazil (6.1%)
200,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (2)	200,500
BRL 234,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	95,434
BRL 600,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	240,533
BRL 550,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	235,674
$400,000	Brazilian Government International Bond, 5%, due 01/27/45 (3)	387,000
200,000	CIMPOR Financial Operations BV, (144A), 5.75%, due 07/17/24 (2)	196,940
200,000	OAS Finance, Ltd., (144A), 8%, due 07/02/21 (2)	200,000
192,840	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (2)	202,964
400,000	Odebrecht Oil & Gas Finance, Ltd., (144A), 7%, due 12/29/49 (2)(4)(5)	401,628
100,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	105,809
100,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	110,111
200,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (2)	205,600
450,000	Rio Oil Finance Trust, (144A), 6.25%, due 07/06/24 (2)	469,490
200,000	Tupy Overseas S.A., (144A), 6.625%, due 07/17/24 (2)	205,500

	Total Brazil (Cost: $3,234,137)	3,257,183

	Chile (1.3%)
200,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (2)	216,902
200,000	GNL Quintero S.A., (144A), 4.634%, due 07/31/29 (2)	202,001
250,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (2)	266,549

	Total Chile (Cost: $657,354)	685,452

	China (1.2%)
250,000	Baidu, Inc., 2.75%, due 06/09/19 (6)	249,549
200,000	China Cinda Finance, Ltd., (144A), 5.625%, due 05/14/24 (2)(6)	208,719
200,000	Tencent Holdings, Ltd., (144A), 3.375%, due 05/02/19 (2)	203,333

	Total China (Cost: $647,170)	661,601

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Colombia (1.5%)
$200,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	$214,500
100,000	Ecopetrol S.A., 5.875%, due 05/28/45 (6)	104,550
280,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (2)	280,329
200,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (2)	204,626

	Total Colombia (Cost: $777,774)	804,005

	Costa Rica (Cost: $206,685) (0.4%)
200,000	Costa Rica Government International Bond, (144A), 7%, due 04/04/44 (2)	210,500

	Ghana (Cost: $200,000) (0.4%)
200,000	Kosmos Energy, Ltd., (144A), 7.875%, due 08/01/21 (2)(3)	205,500

	Guatemala (0.5%)
100,000	Agromercantil Senior Trust, (144A), 6.25%, due 04/10/19 (2)	104,969
180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	178,200

	Total Guatemala (Cost: $271,797)	283,169

	Hungary (1.1%)
200,000	Hungary Government International Bond, 5.375%, due 03/25/24	212,384
330,000	Hungary Government International Bond, 5.75%, due 11/22/23	360,109

	Total Hungary (Cost: $533,223)	572,493

	India (1.1%)
200,000	Bharti Airtel International Netherlands BV, (144A), 5.35%, due 05/20/24 (2)	210,416
INR 9,500,000	India Government Bond, 7.28%, due 06/03/19	149,746
$200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (2)	227,375

	Total India (Cost: $543,686)	587,537

	Indonesia (1.2%)
200,000	Indonesia Government International Bond, (144A), 5.875%, due 01/15/24 (2)	225,250
200,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (6)(7)	190,250
200,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (2)	203,375

	Total Indonesia (Cost: $605,529)	618,875

	Israel (Cost: $216,764) (0.4%)
200,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)	230,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Kenya (Cost: $200,000) (0.4%)
$200,000	Kenya Government International Bond, (144A), 5.875%, due 06/24/19 (2)	$206,540

	Mexico (3.3%)
200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (2)(4)	211,894
250,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (2)	254,830
168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (2)	191,170
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (2)	209,250
200,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (7)	214,440
200,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (2)	212,383
200,000	Credito Real S.A.B. de C.V., (144A), 7.5%, due 03/13/19 (2)	216,059
200,000	Offshore Drilling Holding S.A., (144A), 8.375%, due 09/20/20 (2)	220,500

	Total Mexico (Cost: $1,669,821)	1,730,526

	Montenegro (Cost: $136,333) (0.3%)
EUR 100,000	Montenegro Government International Bond, (144A), 5.375%, due 05/20/19 (2)	138,938

	Morocco (Cost: $187,984) (0.4%)
$200,000	OCP S.A., (144A), 6.875%, due 04/25/44 (2)	213,000

	Pakistan (Cost: $199,000) (0.4%)
200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	214,040

	Panama (Cost: $198,020) (0.4%)
200,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (2)	207,500

	Paraguay (0.6%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	165,188
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	166,500

	Total Paraguay (Cost: $307,382)	331,688

	Peru (0.8%)
200,000	InRetail Shopping Malls, (144A), 6.5%, due 07/09/21 (2)	209,000
250,000	Southern Copper Corp., 5.25%, due 11/08/42	232,710

	Total Peru (Cost: $429,646)	441,710

	Russia (2.2%)
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (2)	196,000
200,000	Gazprom OAO via Gaz Capital SA, (Reg. S), 4.95%, due 02/06/28 (7)	179,040

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Russia (Continued)
$200,000	Gazprom OAO via Gaz Capital SA, (Reg. S), 6.51%, due 03/07/22 (7)	$206,700
100,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (6)(7)	116,000
200,000	Sberbank of Russia via SB Capital S.A., (144A), 5.5%, due 02/26/24 (2)(4)	180,000
280,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/29/49 (2)(4)(5)	265,356

	Total Russia (Cost: $1,196,089)	1,143,096

	Saudi Arabia (Cost: $203,487) (0.4%)
200,000	Saudi Electricity Global Sukuk Co. 3, (144A), 5.5%, due 04/08/44 (2)	210,450

	Senegal (Cost: $200,000) (0.4%)
200,000	Senegal Government International Bond, (144A), 6.25%, due 07/30/24 (2)	201,126

	Serbia (Cost: $190,345) (0.4%)
200,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (7)	205,000

	Slovenia (0.8%)
200,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (2)	214,876
200,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	218,750

	Total Slovenia (Cost: $395,034)	433,626

	Turkey (2.2%)
200,000	TC Ziraat Bankasi AS, (144A), 4.25%, due 07/03/19 (2)	199,360
200,000	Turk Telekomunikasyon AS, (144A), 4.875%, due 06/19/24 (2)	197,700
400,000	Turkey Government International Bond, 5.75%, due 03/22/24	439,000
TRY 240,000	Turkey Government International Bond, 10.4%, due 03/27/19	119,432
$200,000	Turkiye Is Bankasi, (144A), 5%, due 06/25/21 (2)	199,750

	Total Turkey (Cost: $1,128,994)	1,155,242

	Ukraine (1.7%)
350,000	Financing of Infrastrucural Projects State Enterprise, (Reg. S), 9%, due 12/07/17 (7)	343,000
100,000	National JSC Naftogaz of Ukraine, 9.5%, due 09/30/14	97,625
200,000	Oschadbank via SSB #1 PLC, (Reg. S), 8.25%, due 03/10/16 (7)	185,040
200,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (7)	192,250
100,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (7)	97,650

	Total Ukraine (Cost: $906,706)	915,565

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Venezuela (2.4%)
$900,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (7)	$560,700
100,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (7)	85,031
350,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (6)(7)	275,625
100,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (7)	84,494
300,000	Venezuela Government International Bond, 9.25%, due 09/15/27	253,500

	Total Venezuela (Cost: $1,234,004)	1,259,350

	Total Fixed Income Securities (Cost: $17,267,922) (33.4%)	17,711,013

	Preferred Stock
	Brazil (2.0%)
81,250	Lojas Americanas S.A., 0.55%	518,144
34,650	Itau Unibanco Holding S.A., 4.07% (ADR)	533,610

	Total Brazil (Cost: $893,621)	1,051,754

	India (Cost: $33,301) (0.1%)
2,702,700	Zee Entertainment Enterprises, Ltd., 6%	35,725

	Total Preferred Stock (Cost: $926,922) (2.1%)	1,087,479

Number of Shares	Common Stock	Value
	Argentina (2.3%)
7,870	Banco Macro S.A. (ADR)	333,058
9,900	Telecom Argentina S.A. (SP ADR)	216,711
18,230	YPF S.A. (SP ADR)	644,978

	Total Argentina (Cost: $1,119,321)	1,194,747

	Australia (Cost: $431,482) (0.8%)
6,250	BHP Billiton, Ltd. (SP ADR)	444,313

	Brazil (2.8%)
28,400	BM&FBOVESPA S.A.	151,782
24,200	CCR S.A.	190,533
27,000	Hypermarcas S.A. (8)	215,557
11,150	Kroton Educacional S.A.	297,313
25,700	Petroleo Brasileiro S.A. (ADR)	409,658

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Brazil (Continued)
19,100	Qualicorp S.A. (8)	$221,270

	Total Brazil (Cost: $1,377,166)	1,486,113

	China (13.6%)
102,900	AIA Group, Ltd.	551,935
4,245	Baidu, Inc. (SP ADR) (8)	917,132
718,000	Bank of China, Ltd. — Class H	342,202
640,000	China Construction Bank Corp. — Class H	491,314
184,500	China Everbright International, Ltd.	246,315
57,000	China Mobile, Ltd.	622,819
289,000	China Petroleum & Chemical Corp. — Class H	282,932
199,000	CT Environmental Group, Ltd. (8)	139,476
14,500	ENN Energy Holdings, Ltd.	102,188
57,685	Galaxy Entertainment Group, Ltd. (8)	484,376
603,000	GCL-Poly Energy Holdings, Ltd. — Class P (8)	194,669
7,060	Hollysys Automation Technologies, Ltd. (8)	155,885
745,000	Industrial & Commercial Bank of China, Ltd. — Class H	509,056
1,205	PetroChina Co., Ltd. (ADR)	155,529
280,894	PetroChina Company, Ltd. — Class H	364,058
31,500	Sands China, Ltd.	231,464
304,400	Sihuan Pharmaceutical Holdings Group, Ltd.	186,608
62,025	Tencent Holdings, Ltd.	1,006,486
786,000	Tianhe Chemicals Group, Ltd. (2)(8)	247,462

	Total China (Cost: $6,465,415)	7,231,906

	Egypt (Cost: $566,427) (1.4%)
123,450	Commercial International Bank Egypt SAE	729,016

	Greece (Cost: $158,570) (0.2%)
38,000	National Bank of Greece SA (8)	120,878

	India (3.6%)
60,400	Bharti Infratel, Ltd.	255,482
11,500	Divi’s Laboratories, Ltd.	281,995
17,000	Lupin, Ltd.	330,870
44,100	Motherson Sumi Systems, Ltd.	264,484
4,700	State Bank of India	187,572
14,000	Torrent Pharmaceuticals, Ltd.	172,333

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	India (Continued)
83,700	Zee Entertainment Enterprises, Ltd.	$400,996

	Total India (Cost: $1,554,333)	1,893,732

	Indonesia (1.1%)
2,086,500	Kalbe Farma Tbk PT	308,143
4,630,000	Multipolar Tbk PT	296,054

	Total Indonesia (Cost: $541,159)	604,197

	Iraq (Cost: $443,728) (0.9%)
28,084	Genel Energy PLC (8)	472,612

	Japan (1.0%)
1,345	FANUC Corp.	232,525
24,447	Minebea Co., Ltd.	290,937

	Total Japan (Cost: $453,474)	523,462

	Kenya (Cost: $214,678) (0.5%)
1,973,000	Safari.com, Ltd.	277,523

	Mexico (3.8%)
90,810	Alsea S.A.B. de C.V. (8)	309,905
44,096	Cemex S.A.B. de C.V. (SP ADR) (8)	553,846
79,600	Corp. Inmobiliaria Vesta S.A.B. de C.V.	171,375
10,500	Grupo Financiero Banorte S.A.B. de C.V.	69,786
54,000	Grupo Financiero Santander Mexico S.A.B. de C.V. — Class B	143,437
137,750	Grupo Lala S.A.B. de C.V.	351,011
11,200	Grupo Televisa S.A.B. de C.V. (SP ADR)	398,608

	Total Mexico (Cost: $1,880,890)	1,997,968

	Nigeria (Cost: $366,277) (0.5%)
140,300	Afren PLC (8)	260,079

	Panama (Cost: $240,881) (0.4%)
1,550	Copa Holdings S.A.	235,399

	Papua New Guinea (Cost: $297,548) (0.6%)
36,100	Oil Search, Ltd.	315,881

	Peru (1.1%)
1,740	Credicorp, Ltd.	257,381

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Peru (Continued)
9,300	Southern Copper Corp.	$305,598

	Total Peru (Cost: $535,141)	562,979

	Philippines (0.9%)
2,200	Philippine Long Distance Telephone Co.	154,916
16,660	SM Investments Corp.	303,334

	Total Philippines (Cost: $438,458)	458,250

	Russia (3.8%)
2,080	Bashneft OAO	114,414
14,460	Eurasia Drilling Co., Ltd. (Reg. S) (GDR) (7)	438,716
6,500	Gazprom Neft OAO (SP ADR)	121,436
4,150	Lukoil OAO (SP ADR)	231,367
9,900	MegaFon OAO (Reg. S) (GDR) (7)	277,200
10,950	MMC Norilsk Nickel OJSC (ADR)	215,167
476,000	United Co. RUSAL PLC (8)	252,468
11,265	Yandex N.V. (8)	341,104

	Total Russia (Cost: $2,126,667)	1,991,872

	South Africa (3.5%)
16,660	Aspen Pharmacare Holdings, Ltd. (3)	450,536
13,288	Brait SE (8)	92,749
19,830	MTN Group, Ltd.	410,718
4,100	Naspers, Ltd. — N Shares (8)	504,512
4,600	Sasol, Ltd.	265,504
23,500	Steinhoff International Holdings, Ltd.	117,463

	Total South Africa (Cost: $1,652,588)	1,841,482

	South Korea (5.1%)
1,860	Hyundai Mobis	555,627
18,380	KB Financial Group, Inc.	718,004
5,400	Paradise Co., Ltd.	174,429
490	Samsung Electronics Co., Ltd.	634,165
8,830	Shinhan Financial Group Co., Ltd.	436,093
6,000	SK Telecom Co., Ltd. (ADR)	169,860

	Total South Korea (Cost: $2,399,240)	2,688,178

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Taiwan (4.5%)
28,400	Advantech Co., Ltd.	$220,952
17,335	Airtac International Group	162,839
342,170	Cathay Financial Holding Co., Ltd.	569,369
20,400	Delta Electronics, Inc.	138,627
14,500	Hiwin Technologies Corp.	155,834
216,000	Taiwan Semiconductor Manufacturing Co., Ltd.	866,005
12,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	250,000

	Total Taiwan (Cost: $2,101,556)	2,363,626

	Turkey (1.1%)
93,500	Turkiye Garanti Bankasi A.S.	384,632
30,000	Turkiye Halk Bankasi A.S.	225,639

	Total Turkey (Cost: $544,857)	610,271

	United Arab Emirates (Cost: $181,196) (0.3%)
430,500	Air Arabia PJSC	161,677

	United States (Cost: $322,822) (0.6%)
4,860	IPG Photonics Corp. (8)	327,321

	Total Common Stocks (Cost: $26,413,874) (54.4%)	28,793,482

	Participation Notes
	Saudi Arabia (2.8%)
10,250	Al Mouwasat Medical Services (HSBC) (expires 4/13/15)	292,097
12,540	Fawaz Abdulaziz Alhokair (HSBC) (expires 2/23/15)	356,368
39,980	Samba Financial Group (HSBC) (expires 2/10/15)	466,101
7,745	Saudi Airlines Catering Co. (HSBC) (expires 1/07/16)	391,106

	Total Saudi Arabia (Cost: $1,217,059)	1,505,672

	Total Participation Notes (Cost: $1,217,059) (2.8%)	1,505,672

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Rights	Value
	South Africa (Cost: $0) (0.0%)
ZAR 3,898	Steinhoff International Holdings, Ltd., Strike Price ZAR 52.00, Expires 08/01/14 (8)	570

	Total Rights (Cost: $0) (0.0%)	570

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,875,822) (5.4%)
2,875,822	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $2,960,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $2,934,100) (Total Amount to be Received Upon Repurchase $2,875,822)	2,875,822

	Total Investments (Cost: $48,701,599) (98.1%)	51,974,038
	Excess of Other Assets over Liabilities (1.9%)	1,010,848

	Total Net Assets (100.0%)	$52,984,886

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	BRL	451,600	10/01/14	$199,779	$196,100	$(3,679)
Bank of America	EUR	146,191	01/28/15	202,872	195,737	(7,135)
Bank of America	TRY	298,181	08/19/14	140,685	138,460	(2,225)

				$543,336	$530,297	$(13,039)

SELL (10)
Bank of America	BRL	451,600	10/01/14	$200,000	$196,100	$3,900
Bank of America	EUR	146,191	01/28/15	200,000	195,737	4,263
Bank of America	RUB	7,172,000	10/27/14	200,000	196,649	3,351
Bank of America	TRY	298,181	08/19/14	130,000	138,460	(8,460)

				$730,000	$726,946	$3,054

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
OJSC	-	Open Joint-Stock Company
PJSC	-	Private Joint-Stock Company
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $11,242,287 or 21.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(5)		Perpetual Maturity.

(6)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)

(7)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2014, the value of these securities amounted to $3,651,136 or 6.9% of net assets.

(8)		Non-income producing security.

(9)		Fund buys foreign currency, sells U.S. Dollar.

(10)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	1.1%
Auto Parts & Equipment	1.6
Banks	14.3
Building Materials	1.8
Chemicals	1.4
Commercial Services	1.3
Computers	0.4
Diversified Financial Services	6.0
Electric	1.2
Electrical Compo&Equip	0.3
Electronics	0.6
Energy-Alternate Sources	0.4
Engineering & Construction	0.8
Entertainment	0.3
Environmental Control	0.8
Food	0.7
Food Service	0.7
Foreign Government Bonds	10.9
Gas	1.0
Government Regional/Local	0.4
Healthcare-Products	0.8
Healthcare-Services	0.5
Holding Companies - Diversified	0.4
Home Furnishings	0.2
Insurance	2.1
Internet	5.1
Investment Companies	0.5
Iron & Steel	0.4
Lodging	1.3
Machinery-Diversified	0.7
Media	2.7
Mining	3.5
Miscellaneous Manufacturers	0.6
Oil & Gas	11.3
Oil & Gas Services	0.8
Pharmaceuticals	2.7
Real Estate	1.0
Retail	2.7
Semiconductors	3.9
Telecommunications	5.5
Short-Term Investments	5.4

Total	98.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2014

Country	Percentage of Net Assets
Argentina	3.0%
Australia	1.2
Brazil	10.9
Chile	1.3
China	14.8
Colombia	1.5
Costa Rica	0.4
Egypt	1.4
Ghana	0.4
Greece	0.2
Guatemala	0.5
Hungary	1.1
India	4.8
Indonesia	2.3
Iraq	0.9
Israel	0.4
Japan	1.0
Kenya	0.9
Mexico	7.1
Montenegro	0.3
Morocco	0.4
Nigeria	0.5
Pakistan	0.4
Panama	0.8
Papua New Guinea	0.6
Paraguay	0.6
Peru	1.9
Philippines	0.9
Russia	6.0
Saudi Arabia	3.2
Senegal	0.4
Serbia	0.4
Slovenia	0.8
South Africa	3.5
South Korea	5.1
Taiwan	4.5
Turkey	3.3
Ukraine	1.7
United Arab Emirates	0.3
United States	6.0
Venezuela	2.4

Total	98.1%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.0% of Net Assets)
120	BE Aerospace, Inc. (1)	$10,217
168	HEICO Corp.	8,259
268	Precision Castparts Corp.	61,318

	Total Aerospace & Defense	79,794

	Auto Components (1.4%)
604	BorgWarner, Inc.	37,599

	Banks (0.3%)
79	SVB Financial Group (1)	8,613

	Beverages (1.6%)
273	Anheuser-Busch InBev N.V. (Belgium) (SP ADR)	29,479
56	Boston Beer Co., Inc. (1)	12,342

	Total Beverages	41,821

	Biotechnology (4.5%)
279	Alexion Pharmaceuticals, Inc. (1)	44,358
365	BioMarin Pharmaceutical, Inc. (1)	22,564
404	Celgene Corp. (1)	35,209
270	Cepheid, Inc. (1)	10,163
14	Intercept Pharmaceuticals, Inc. (1)	3,253
83	Karyopharm Therapeutics, Inc. (1)	2,879

	Total Biotechnology	118,426

	Capital Markets (2.7%)
810	Charles Schwab Corp. (The)	22,478
208	Stifel Financial Corp. (1)	9,524
387	T. Rowe Price Group, Inc.	30,054
1,020	WisdomTree Investments, Inc. (1)	10,465

	Total Capital Markets	72,521

	Chemicals (1.1%)
222	Praxair, Inc.	28,447

	Communications Equipment (3.0%)
329	Aruba Networks, Inc. (1)	5,876
997	QUALCOMM, Inc.	73,479

	Total Communications Equipment	79,355

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Diversified Consumer Services (0.3%)
159	MarketAxess Holdings, Inc.	$8,941

	Electronic Equipment, Instruments & Components (1.3%)
281	Cognex Corp. (1)	11,515
190	FARO Technologies, Inc. (1)	9,620
106	FEI Co.	8,120
81	IPG Photonics Corp. (1)	5,455

	Total Electronic Equipment, Instruments & Components	34,710

	Energy Equipment & Services (5.7%)
30	Core Laboratories N.V. (Netherlands)	4,393
299	Dril-Quip, Inc. (1)	30,130
213	Frank’s International N.V. (Netherlands)	4,931
452	Halliburton Co.	31,183
454	Oceaneering International, Inc.	30,831
466	Schlumberger, Ltd.	50,510

	Total Energy Equipment & Services	151,978

	Food & Staples Retailing (4.4%)
536	Costco Wholesale Corp.	63,001
422	CVS Caremark Corp.	32,224
114	Pricesmart, Inc.	9,382
196	United Natural Foods, Inc. (1)	11,490

	Total Food & Staples Retailing	116,097

	Food Products (2.6%)
288	Annie’s, Inc. (1)	8,404
327	Mead Johnson Nutrition Co.	29,901
881	Mondelez International, Inc.	31,716

	Total Food Products	70,021

	Health Care Equipment & Supplies (1.2%)
757	Endologix, Inc. (1)	10,712
28	Intuitive Surgical, Inc. (1)	12,811
512	Novadaq Technologies, Inc. (Canada) (1)	7,854

	Total Health Care Equipment & Supplies	31,377

	Health Care Providers & Services (1.1%)
302	Health Net, Inc. (1)	12,439
78	MWI Veterinary Supply, Inc. (1)	11,018

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
176	Premier, Inc. (1)	$4,981

	Total Health Care Providers & Services	28,438

	Health Care Technology (4.4%)
328	athenahealth, Inc. (1)	40,803
1,377	Cerner Corp. (1)	76,011

	Total Health Care Technology	116,814

	Hotels, Restaurants & Leisure (5.6%)
329	Aramark	8,870
87	Chipotle Mexican Grill, Inc. (1)	58,507
659	La Quinta Holdings, Inc. (1)	12,383
873	Starbucks Corp.	67,815

	Total Hotels, Restaurants & Leisure	147,575

	Household Durables (0.4%)
95	Harman International Industries, Inc.	10,312

	Industrial Conglomerates (1.1%)
212	Roper Industries, Inc.	30,543

	Insurance (2.8%)
740	ACE, Ltd.	74,074

	Internet & Catalog Retail (3.3%)
148	Amazon.com, Inc. (1)	46,323
34	Priceline Group, Inc. (The) (1)	42,243

	Total Internet & Catalog Retail	88,566

	Internet Software & Services (9.3%)
590	Cornerstone OnDemand, Inc. (1)	24,686
200	Envestnet, Inc. (1)	8,722
308	Equinix, Inc. (1)	66,072
100	Google, Inc. — Class C (1)	57,160
155	LinkedIn Corp. (1)	27,999
203	Rocket Fuel, Inc. (1)	5,361
961	Twitter, Inc. (1)	43,428
183	Yelp, Inc. (1)	12,290

	Total Internet Software & Services	245,718

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	IT Services (1.6%)
206	Visa, Inc.	$43,468

	Leisure Products (0.4%)
72	Polaris Industries, Inc.	10,623

	Life Sciences Tools & Services (1.2%)
196	Illumina, Inc. (1)	31,342

	Machinery (2.2%)
126	Chart Industries, Inc. (1)	9,582
135	Graco, Inc.	10,010
147	Middleby Corp. (The) (1)	10,711
71	Proto Labs, Inc. (1)	5,751
105	WABCO Holdings, Inc. (1)	10,235
139	Wabtec Corp.	11,215

	Total Machinery	57,504

	Media (0.3%)
138	AMC Networks, Inc. (1)	8,262

	Metals & Mining (0.4%)
297	Allegheny Technologies, Inc.	11,182

	Oil, Gas & Consumable Fuels (0.2%)
163	RSP Permian, Inc. (1)	4,817

	Personal Products (1.2%)
429	Estee Lauder Cos., Inc. (The)	31,514

	Pharmaceuticals (1.9%)
298	Allergan, Inc.	49,426

	Professional Services (0.9%)
397	Verisk Analytics, Inc. (1)	23,836

	REIT (2.0%)
554	American Tower Corp.	52,292

	Road & Rail (3.5%)
505	J.B. Hunt Transport Services, Inc.	39,016
81	Kansas City Southern	8,834

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Road & Rail (Continued)
452	Union Pacific Corp.	$44,436

	Total Road & Rail	92,286

	Semiconductors & Semiconductor Equipment (1.4%)
642	ARM Holdings PLC (United Kingdom) (SP ADR)	27,452
574	NVIDIA Corp.	10,045

	Total Semiconductors & Semiconductor Equipment	37,497

	Software (11.0%)
161	ANSYS, Inc. (1)	12,387
474	FireEye, Inc. (1)	16,827
58	NetSuite, Inc. (1)	4,890
1,743	Salesforce.com, Inc. (1)	94,558
1,245	ServiceNow, Inc. (1)	73,206
765	Splunk, Inc. (1)	35,970
110	Tyler Technologies, Inc. (1)	9,980
39	Ultimate Software Group, Inc. (The) (1)	5,262
266	VMware, Inc. (1)	26,430
136	Workday, Inc. (1)	11,402

	Total Software	290,912

	Specialty Retail (2.1%)
355	Dick’s Sporting Goods, Inc.	15,098
350	DSW, Inc.	9,307
328	Tiffany & Co.	32,016

	Total Specialty Retail	56,421

	Technology Hardware, Storage & Peripherals (1.1%)
301	Apple, Inc.	28,766

	Textiles, Apparel & Luxury Goods (3.2%)
260	Kate Spade & Co. (1)	9,836
339	Michael Kors Holdings, Ltd. (1)	27,622
262	PVH Corp.	28,867
133	Under Armour, Inc. (1)	8,878
331	Vince Holding Corp. (1)	11,184

	Total Textiles, Apparel & Luxury Goods	86,387

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (1.1%)
467	Fastenal Co.	$20,712
111	MSC Industrial Direct Co., Inc.	9,467

	Total Trading Companies & Distributors	30,179

	Total Common Stock (Cost: $1,978,986) (96.8%)	2,568,454

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $97,887) (3.7%)
$97,887	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $105,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $104,081) (Total Amount to be Received Upon Repurchase $97,887)	97,887

	Total Investments (Cost: $2,076,873) (100.5%)	2,666,341
	Liabilities in Excess of Other Assets (-0.5%)	(12,929)

	Net Assets (100.0%)	$2,653,412

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.0%
Auto Components	1.4
Banks	0.3
Beverages	1.6
Biotechnology	4.5
Capital Markets	2.7
Chemicals	1.1
Communications Equipment	3.0
Diversified Consumer Services	0.3
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	5.7
Food & Staples Retailing	4.4
Food Products	2.6
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.1
Health Care Technology	4.4
Hotels, Restaurants & Leisure	5.6
Household Durables	0.4
Industrial Conglomerates	1.1
Insurance	2.8
Internet & Catalog Retail	3.3
Internet Software & Services	9.3
IT Services	1.6
Leisure Products	0.4
Life Sciences Tools & Services	1.2
Machinery	2.2
Media	0.3
Metals & Mining	0.4
Oil, Gas & Consumable Fuels	0.2
Personal Products	1.2
Pharmaceuticals	1.9
Professional Services	0.9
REIT	2.0
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	1.4
Software	11.0
Specialty Retail	2.1
Technology Hardware, Storage & Peripherals	1.1
Textiles, Apparel & Luxury Goods	3.2
Trading Companies & Distributors	1.1
Short-Term Investments	3.7

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.7% of Net Assets)
5,500	BE Aerospace, Inc. (1)	$468,270

	Auto Components (2.1%)
8,945	BorgWarner, Inc.	556,826

	Beverages (5.0%)
1,751	Boston Beer Co., Inc. (1)	385,921
5,509	Constellation Brands, Inc. (1)	458,679
7,600	Monster Beverage Corp. (1)	486,096

	Total Beverages	1,330,696

	Biotechnology (1.8%)
5,500	BioMarin Pharmaceutical, Inc. (1)	340,010
617	Intercept Pharmaceuticals, Inc. (1)	143,366

	Total Biotechnology	483,376

	Capital Markets (2.3%)
8,000	T. Rowe Price Group, Inc.	621,280

	Communications Equipment (1.3%)
6,087	ViaSat, Inc. (1)	355,907

	Diversified Consumer Services (1.6%)
7,500	MarketAxess Holdings, Inc.	421,725

	Electrical Equipment (2.7%)
6,156	AMETEK, Inc.	299,736
3,696	Rockwell Automation, Inc.	412,695

	Total Electrical Equipment	712,431

	Electronic Equipment, Instruments & Components (1.4%)
5,010	FEI Co.	383,766

	Energy Equipment & Services (5.4%)
3,178	Core Laboratories N.V. (Netherlands)	465,355
4,050	Dril-Quip, Inc. (1)	408,118
10,065	Frank’s International N.V. (Netherlands)	233,005
4,990	Oceaneering International, Inc.	338,871

	Total Energy Equipment & Services	1,445,349

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Food & Staples Retailing (1.4%)
4,566	Pricesmart, Inc.	$375,782

	Food Products (2.7%)
8,600	Hain Celestial Group, Inc. (The) (1)	735,300

	Health Care Equipment & Supplies (3.6%)
2,100	Intuitive Surgical, Inc. (1)	960,855

	Health Care Providers & Services (2.3%)
2,782	MWI Veterinary Supply, Inc. (1)	392,985
8,209	Premier, Inc. (1)	232,315

	Total Health Care Providers & Services	625,300

	Health Care Technology (5.0%)
5,824	athenahealth, Inc. (1)	724,506
11,100	Cerner Corp. (1)	612,720

	Total Health Care Technology	1,337,226

	Hotels, Restaurants & Leisure (3.8%)
19,555	Hilton Worldwide Holdings, Inc. (1)	473,426
2,500	Wynn Resorts, Ltd.	533,000

	Total Hotels, Restaurants & Leisure	1,006,426

	Internet Software & Services (5.6%)
3,210	LinkedIn Corp. (1)	579,854
20,608	Twitter, Inc. (1)	931,276

	Total Internet Software & Services	1,511,130

	Leisure Products (1.7%)
3,145	Polaris Industries, Inc.	464,013

	Life Sciences Tools & Services (1.4%)
2,300	Illumina, Inc. (1)	367,793

	Machinery (11.1%)
4,118	Cummins, Inc.	574,008
7,972	Graco, Inc.	591,124
5,057	Middleby Corp. (The) (1)	368,453
3,102	Proto Labs, Inc. (1)	251,262

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Machinery (Continued)
6,514	WABCO Holdings, Inc. (1)	$634,985
6,777	Wabtec Corp.	546,768

	Total Machinery	2,966,600

	Media (1.9%)
5,900	Discovery Communications, Inc. (1)	502,739

	Metals & Mining (1.9%)
13,675	Allegheny Technologies, Inc.	514,864

	Oil, Gas & Consumable Fuels (0.8%)
7,199	RSP Permian, Inc. (1)	212,730

	Road & Rail (1.5%)
3,597	Kansas City Southern	392,289

	Semiconductors & Semiconductor Equipment (3.0%)
8,956	ARM Holdings PLC (United Kingdom) (SP ADR)	382,958
23,900	NVIDIA Corp.	418,250

	Total Semiconductors & Semiconductor Equipment	801,208

	Software (12.5%)
7,900	ANSYS, Inc. (1)	607,826
21,774	FireEye, Inc. (1)	772,977
6,744	ServiceNow, Inc. (1)	396,547
13,685	Splunk, Inc. (1)	643,469
11,147	Workday, Inc. (1)	934,564

	Total Software	3,355,383

	Specialty Retail (5.3%)
5,285	CarMax, Inc. (1)	257,961
14,776	Dick’s Sporting Goods, Inc.	628,423
20,091	DSW, Inc.	534,220

	Total Specialty Retail	1,420,604

	Textiles, Apparel & Luxury Goods (4.5%)
14,614	Kate Spade & Co. (1)	552,848

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (Continued)
9,908	Under Armour, Inc. (1)	$661,359

	Total Textiles, Apparel & Luxury Goods	1,214,207

	Trading Companies & Distributors (1.9%)
5,898	MSC Industrial Direct Co., Inc.	503,040

	Total Common Stock (Cost: $19,372,503) (97.2%)	26,047,115

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $790,510) (2.9%)
$790,510	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $815,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $807,869) (Total Amount to be Received Upon Repurchase $790,510)	790,510

	Total Investments (Cost: $20,163,013) (100.1%)	26,837,625
	Liabilities in Excess of Other Assets (-0.1%)	(39,764)

	Net Assets (100.0%)	$26,797,861

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Auto Components	2.1
Beverages	5.0
Biotechnology	1.8
Capital Markets	2.3
Communications Equipment	1.3
Diversified Consumer Services	1.6
Electrical Equipment	2.7
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	5.4
Food & Staples Retailing	1.4
Food Products	2.7
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	2.3
Health Care Technology	5.0
Hotels, Restaurants & Leisure	3.8
Internet Software & Services	5.6
Leisure Products	1.7
Life Sciences Tools & Services	1.4
Machinery	11.1
Media	1.9
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	0.8
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	3.0
Software	12.5
Specialty Retail	5.3
Textiles, Apparel & Luxury Goods	4.5
Trading Companies & Distributors	1.9
Short-Term Investments	2.9

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Argentina (Cost: $26,614) (0.9% of Net Assets)
700	YPF S.A. (SP ADR)	$24,766

	Australia (2.5%)
1,600	Caltex Australia, Ltd.	36,416
7,000	Fortescue Metals Group, Ltd.	31,396

	Total Australia (Cost: $56,848)	67,812

	Brazil (7.6%)
2,500	BB Seguridade Participacoes S.A.	36,520
6,000	BM&FBOVESPA S.A.	32,067
5,000	BR Properties S.A.	30,959
2,501	CETIP S.A. — Mercados Organizados	35,033
2,000	Cielo S.A.	36,630
1,300	Kroton Educacional S.A.	34,664

	Total Brazil (Cost: $154,646)	205,873

	Canada (12.7%)
11,000	B2Gold Corp. (1)	28,490
6,000	Centerra Gold, Inc.	31,250
1,000	Franco-Nevada Corp.	56,550
20,000	Ivanhoe Mines, Ltd. (1)	27,741
6,000	Kinross Gold Corp. (1)	23,940
5,000	Lundin Mining Corp. (1)	28,797
7,000	Nevsun Resources, Ltd.	26,620
5,000	New Gold, Inc. (1)	30,700
1,500	Silver Wheaton Corp.	39,165
700	Suncor Energy, Inc.	28,749
7,000	Turquoise Hill Resources, Ltd. (1)	24,220

	Total Canada (Cost: $323,105)	346,222

	China (14.8%)
1,000	Autohome, Inc. (ADR) (1)	37,050
150	Baidu, Inc. (SP ADR) (1)	32,408
16,000	China Gas Holdings, Ltd.	30,827
20,000	Chow Tai Fook Jewellery Group, Ltd.	28,956
500	Ctrip.com International, Ltd. (ADR) (1)	32,015
25,000	Fosun International, Ltd.	31,750
1,500	Hong Kong Exchanges & Clearing, Ltd.	33,659

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	China (Continued)
300	Qihoo 360 Technology Co., Ltd. (ADR) (1)	$27,345
3,000	SouFun Holdings, Ltd. (ADR)	34,410
2,000	Tencent Holdings, Ltd.	32,454
200	Vipshop Holdings, Ltd. (ADR) (1)	41,108
500	YY, Inc. (ADR) (1)	38,660

	Total China (Cost: $399,660)	400,642

	Denmark (Cost: $21,879) (1.0%)
400	Pandora A/S	27,355

	Finland (Cost: $28,433) (1.0%)
3,200	Outokumpu OYJ (1)	25,922

	India (20.5%)
9,000	Adani Ports and Special Economic Zone, Ltd.	38,464
6,000	Axis Bank, Ltd.	38,852
3,000	Bharat Forge, Ltd.	35,574
2,800	CESC, Ltd.	29,708
1,800	Container Corp. of India	38,498
8,000	DLF, Ltd.	25,943
4,000	GAIL India, Ltd.	28,549
2,000	Housing Development Finance Corp.	34,930
2,000	Kotak Mahindra Bank, Ltd.	31,273
7,000	Motherson Sumi Systems, Ltd.	41,981
40,000	National Aluminium Co., Ltd.	38,164
12,000	NMDC, Ltd.	33,703
6,000	Oberoi Realty, Ltd.	25,604
12,000	Power Grid Corp. of India, Ltd.	26,425
280	Shree Cement, Ltd.	34,090
1,500	Vedanta Resources PLC	26,463
6,000	Zee Entertainment Enterprises, Ltd.	28,745

	Total India (Cost: $459,739)	556,966

	Indonesia (5.2%)
40,000	Astra International Tbk PT	26,414
30,000	Bank Central Asia Tbk PT	30,022
60,000	Perusahaan Gas Negara (Persero) Tbk PT	30,201
20,000	Semen Indonesia Persero Tbk PT	28,052

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Indonesia (Continued)
14,000	United Tractors Tbk PT	$27,457

	Total Indonesia (Cost: $144,462)	142,146

	Japan (10.4%)
1,500	Broadleaf Co., Ltd.	28,270
1,000	COLOPL, Inc. (1)	37,894
2,000	F@N Communications, Inc.	30,687
2,000	GMO internet, Inc.	21,828
700	GMO Payment Gateway, Inc.	31,671
4,000	GungHo Online Entertainment, Inc. (1)	22,526
8,000	Ichigo Group Holdings Co., Ltd.	23,441
1,500	Infomart Corp.	31,154
1,500	Kakaku.com, Inc.	25,393
2,500	SBI Holdings, Inc.	29,175

	Total Japan (Cost: $282,530)	282,039

	Jersey (Cost: $30,475) (1.6%)
500	Randgold Resources, Ltd. (ADR)	43,070

	Mexico (2.5%)
2,500	Fresnillo PLC	39,074
10,000	OHL Mexico S.A.B. de C.V. (1)	29,049

	Total Mexico (Cost: $52,379)	68,123

	Norway (Cost: $25,236) (1.1%)
5,000	Norsk Hydro ASA	29,588

	Papua New Guinea (Cost: $25,631) (1.1%)
3,500	Oil Search, Ltd.	30,626

	Philippines (3.0%)
2,000	Ayala Corp.	30,122
15,000	DMCI Holdings, Inc.	25,068
10,000	International Container Terminal Services, Inc.	25,951

	Total Philippines (Cost: $78,848)	81,141

	South Korea (2.2%)
250	Daum Communications Corp.	31,947

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	South Korea (Continued)
400	Samsung C&T Corp.	$28,387

	Total South Korea (Cost: $60,879)	60,334

	Spain (Cost: $26,362) (1.2%)
700	Bolsas y Mercados Espanoles S.A.	31,778

	Thailand (Cost: $26,759) (1.0%)
4,000	Kasikornbank PCL Class C	25,886

	United Kingdom (2.8%)
6,000	Optimal Payments PLC (1)	45,888
3,000	Playtech, Ltd.	31,011

	Total United Kingdom (Cost: $43,777)	76,899

	United States (4.0%)
500	Royal Gold, Inc.	37,785
10,000	Samsonite International S.A.	30,989
1,500	Tahoe Resources, Inc. (1)	39,806

	Total United States (Cost: $76,225)	108,580

	Total Common Stock (Cost: $2,344,487) (97.1%)	2,635,768

	Preferred Stock
	India (Cost: $1,533) (0.1%)
168,000	Zee Entertainment Enterprises, Ltd., 6%	2,221

	Total Preferred Stock (Cost: $1,533) (0.1%)	2,221

	Warrants
	Sri Lanka (0.0%)
769	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	378
769	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	426

	Total Sri Lanka (Cost: $0)	804

	Total Warrants (Cost: $0) (0.0%)	804

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Contracts	Purchased Options	Value
	Index Options (1.6%)
1,000	S&P 500 Index Put, Strike Price 1850, Expires 10/18/14 (2)	$27,150
300	S&P 500 Index Put, Strike Price 1925, Expires 11/21/14 (2)	17,250

	Total Purchased Options (Cost: $33,489)	44,400

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $32,890) (1.2%)
$32,890	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $35,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $34,694) (Total Amount to be Received Upon Repurchase $32,890)	32,890

	Total Investments (Cost: $2,412,399) (100.0%)	2,716,083
	Liabilities in Excess of Other Assets ((0.0)%)	(505)

	Total Net Assets (100.0%)	$2,715,578

Notes to the Schedule of Investments:

LKR	-	Sri Lankan Rupee.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Over-the-counter traded option; Counterparty — Bank of America.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Air Freight & Logistics	0.9%
Auto Components	2.9
Automobiles	1.0
Banks	3.5
Capital Markets	3.2
Construction Materials	2.3
Diversified Consumer Services	1.3
Diversified Financial Services	5.9
Electric Utilities	2.1
Gas Utilities	3.3
Hotels, Restaurants & Leisure	1.2
Industrial Conglomerates	0.9
Insurance	1.3
Internet & Catalog Retail	1.5
Internet Software & Services	12.6
IT Services	4.2
Machinery	1.0
Media	1.2
Metals & Mining
Aluminum	2.5
Diversified Metals & Mining	5.0
Gold	9.3
Precious Metals & Minerals	2.9
Steel	4.5
Silver	1.4
Oil, Gas & Consumable Fuels	3.5
Real Estate Management & Development	3.0
Road & Rail	1.4
Software	4.4
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.3
Trading Companies & Distributors	1.0
Transportation Infrastructure	3.4
Purchased Options	1.6
Short-Term Investments	1.2

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Australia (3.4% of Net Assets)
500,000	Lucapa Diamond Co., Ltd. (1)	$213,831
1,000,000	Mint Wireless, Ltd. (1)	232,425
150,000	Western Areas, Ltd.	693,159

	Total Australia (Cost: $1,055,016)	1,139,415

	Brazil (3.3%)
75,000	BR Properties S.A. (1)	464,385
45,032	CETIP S.A. — Mercados Organizados	630,794

	Total Brazil (Cost: $1,032,400)	1,095,179

	British Virgin Islands (Cost: $466,092) (1.2%)
1,250,000	Petro-Victory Energy Corp. (1)	378,910

	Burkina Faso (Cost: $390,804) (1.6%)
125,000	SEMAFO, Inc.	540,807

	Canada (23.6%)
4,000,000	Africa Hydrocarbons, Inc. (1)(2)	330,685
18,000	Alaris Royalty Corp.	522,317
235,000	B2Gold Corp. (1)	608,735
200,000	Capstone Mining Corp. (1)	536,444
150,000	Centerra Gold, Inc.	781,243
500,000	DualEx Energy International, Inc. (1)(2)	66,596
400,000	Electrovaya, Inc. (1)(2)	426,216
450,000	Ivanhoe Mines, Ltd. (1)	624,167
5,000,000	Ivernia, Inc. (1)(2)	597,070
100,000	Lundin Mining Corp. (1)	575,943
365,000	Mart Resources, Inc.	449,272
175,000	Nevsun Resources, Ltd.	665,503
60,000	Primero Mining Corp. (1)	460,203
85,000	Sandstorm Gold, Ltd. (1)	577,150
900,000	Teranga Gold Corp. (1)	603,500

	Total Canada (Cost: $8,168,219)	7,825,044

	China (3.1%)
30,000	Noah Holdings, Ltd. (ADR) (1)	481,800
7,000	YY, Inc. (ADR) (1)	541,240

	Total China (Cost: $996,054)	1,023,040

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Germany (Cost: $316,536) (1.2%)
3,500	XING AG	$377,867

	India (24.3%)
25,000	Bata India, Ltd.	518,292
45,000	CESC, Ltd.	477,447
400,000	City Union Bank, Ltd.	490,396
600,000	DCB Bank, Ltd. (1)	814,549
125,000	Engineers India, Ltd.	575,753
300,000	Federal Bank, Ltd.	591,157
300,000	Finolex Cables, Ltd.	1,024,745
70,000	Multi Commodity Exchange of India, Ltd.	934,529
900,000	National Aluminium Co., Ltd.	858,684
100,000	National Buildings Construction Corp., Ltd.	761,844
125,000	Oberoi Realty, Ltd.	533,425
100,000	The Ramco Cements, Ltd.	471,808

	Total India (Cost: $5,925,525)	8,052,629

	Indonesia (Cost: $566,202) (1.7%)
5,000,000	Summarecon Agung Tbk PT	573,703

	Israel (3.4%)
80,000	Plus500, Ltd.	614,541
225,000	Sarin Technologies, Ltd. (2)	511,757

	Total Israel (Cost: $673,470)	1,126,298

	Japan (16.0%)
65,000	Benefit One, Inc. (2)	566,101
20,000	Broadleaf Co., Ltd.	376,940
17,000	COLOPL, Inc. (1)	644,208
30,000	F@N Communications, Inc.	460,299
40,000	GMO internet, Inc.	436,563
14,000	GMO Payment Gateway, Inc.	633,413
200,000	Ichigo Group Holdings Co., Ltd.	586,020
25,000	Infomart Corp.	519,233
40,000	SBI Holdings, Inc.	466,800
10,000	WirelessGate, Inc.	591,408

	Total Japan (Cost: $4,397,016)	5,280,985

	Norway (3.5%)
500,000	Electromagnetic GeoServices (1)	441,669

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Norway (Continued)
75,000	Nordic Semiconductor ASA (1)	$402,736
50,000	Spectrum ASA	304,856

	Total Norway (Cost: $1,455,372)	1,149,261

	South Korea (3.0%)
4,000	Daum Communications Corp.	511,150
10,000	KIWOOM Securities Co., Ltd.	485,479

	Total South Korea (Cost: $1,008,246)	996,629

	Sweden (Cost: $582,261) (1.1%)
1,500,000	TrustBuddy International AB (1)(2)	369,247

	United Kingdom (8.2%)
600,000	Amerisur Resources PLC (1)	625,515
450,000	Centamin PLC (1)	548,149
30,000	Consort Medical PLC	459,639
90,000	Optimal Payments PLC (1)	688,320
4,000,000	Sable Mining Africa, Ltd. (1)(2)	405,192

	Total United Kingdom (Cost: $2,073,219)	2,726,815

	Total Common Stock (Cost: $29,106,432) (98.6%)	32,655,829

	Rights
	Australia (Cost: $0) (0.0%)
250,000	Lucapa Diamond Co., Ltd., Strike Price AUD 0.005, Expires 08/08/14 (1)	—

	Total Rights (Cost: $0) (0.0%)	—

	Warrants
	British Virgin Islands (Cost: $0) (0.1%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16 (1)	25,892

	Sri Lanka (0.0%)
12,820	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	6,300
12,820	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	7,108

	Total Sri Lanka (Cost: $0)	13,408

	Total Warrants (Cost: $0) (0.1%)	39,300

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Contracts	Purchased Options	Value
	Index Options (1.4%)
10,000	S&P 500 Index Put, Strike Price 1850, Expires 10/18/14 (3)	$271,500
3,200	S&P 500 Index Put, Strike Price 1925, Expires 11/21/14 (3)	184,000

	Total Purchased Options (Cost: $344,459)	455,500

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $177,719) (0.5%)
$177,719	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $185,000 U.S Treasury Note, 0.875%, due 05/15/17 valued at $185,000) (Total Amount to be Received Upon Repurchase $177,719)	177,719

	Total Investments (Cost: $29,628,610) (100.6%)	33,328,348
	Liabilities in Excess of Other Assets (-0.6%)	(201,939)

	Total Net Assets (100.0%)	$33,126,409

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
LKR	-	Sri Lankan Rupee.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

(2)		Illiquid security.

(3)		Over-the-counter traded option; Counterparty — Bank of America.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Banks	5.8%
Capital Markets	9.7
Construction & Engineering	4.0
Construction Materials	1.4
Consumer Finance	1.1
Diversified Financial Services	4.7
Electric Utilities	1.4
Electrical Equipment	4.4
Energy Equipment & Services	2.3
Health Care Equipment & Supplies	1.4
Industrial Conglomerates	0.0 *
Internet Software & Services	8.6
IT Services	4.0
Machinery	1.5
Metals & Mining
Aluminum	2.6
Diversified Metals & Mining	11.1
Gold	12.3
Precious Metals & Minerals	0.6
Steel	1.2
Oil, Gas & Consumable Fuels	5.8
Professional Services	1.7
Real Estate Management & Development	4.7
Semiconductors & Semiconductor Equipment	1.2
Short-Term Investments	0.5
Software	3.8
Textiles, Apparel & Luxury Goods	1.6
Wireless Telecommunication Services	1.8
Purchased Options	1.4

Total	100.6%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
688,085	Textron, Inc.	$25,025,651

	Air Freight & Logistics (2.0%)
154,480	FedEx Corp.	22,690,022

	Banks (5.9%)
666,400	Citigroup, Inc.	32,593,624
605,704	JPMorgan Chase & Co.	34,930,950

	Total Banks	67,524,574

	Beverages (2.8%)
362,145	PepsiCo, Inc.	31,904,975

	Capital Markets (6.5%)
306,271	Ameriprise Financial, Inc.	36,630,012
543,700	State Street Corp.	38,298,228

	Total Capital Markets	74,928,240

	Chemicals (2.1%)
379,665	Du Pont (E.I.) de Nemours & Co.	24,416,256

	Commercial Services & Supplies (2.9%)
353,914	ADT Corp. (The)	12,316,207
496,705	Tyco International, Ltd.	21,432,821

	Total Commercial Services & Supplies	33,749,028

	Communications Equipment (2.6%)
1,169,085	Cisco Systems, Inc.	29,496,015

	Consumer Finance (2.3%)
902,567	Navient Corp.	15,524,152
1,249,767	SLM Corp.	11,072,936

	Total Consumer Finance	26,597,088

	Containers & Packaging (1.6%)
196,600	Avery Dennison Corp.	9,281,486
140,229	Packaging Corp. of America	9,277,551

	Total Containers & Packaging	18,559,037

	Diversified Telecommunication Services (4.6%)
543,160	AT&T, Inc.	19,331,064
1,394,300	Deutsche Telekom AG (Germany) (SP ADR)	22,741,033

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (Continued)
945,954	Windstream Holdings, Inc.	$10,840,633

	Total Diversified Telecommunication Services	52,912,730

	Electric Utilities (1.9%)
425,700	American Electric Power Co., Inc.	22,132,143

	Electronic Equipment, Instruments & Components (2.0%)
706,995	Corning, Inc.	13,892,452
147,098	TE Connectivity, Ltd.	9,103,895

	Total Electronic Equipment, Instruments & Components	22,996,347

	Energy Equipment & Services (4.9%)
294,200	Baker Hughes, Inc.	20,232,134
181,420	Ensco PLC (United Kingdom)	9,188,923
571,860	Nabors Industries, Ltd.	15,531,717
284,570	Transocean, Ltd.	11,479,554

	Total Energy Equipment & Services	56,432,328

	Food & Staples Retailing (0.8%)
252,300	Sysco Corp.	9,004,587

	Food Products (3.6%)
413,500	Campbell Soup Co.	17,197,465
46,995	Kraft Foods Group, Inc.	2,518,227
590,190	Mondelez International, Inc.	21,246,840

	Total Food Products	40,962,532

	Health Care Equipment & Supplies (0.6%)
103,875	Medtronic, Inc.	6,413,243

	Health Care Providers & Services (1.5%)
288,550	Quest Diagnostics, Inc	17,630,405

	Household Durables (1.1%)
351,371	Lennar Corp.	12,730,171

	Industrial Conglomerates (6.2%)
1,584,250	General Electric Co.	39,843,887
997,445	Koninklijke Philips Electronics N.V. (Netherlands) (NYRS)	30,721,306

	Total Industrial Conglomerates	70,565,193

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Insurance (6.0%)
349,200	Allstate Corp. (The)	$20,410,740
361,980	MetLife, Inc.	19,040,148
322,600	Travelers Cos., Inc. (The)	28,892,056

	Total Insurance	68,342,944

	Machinery (1.2%)
214,532	Pentair PLC (United Kingdom)	13,745,065

	Media (5.7%)
519,150	Comcast Corp.	27,893,930
888,400	Regal Entertainment Group	17,288,264
208,355	Time Warner, Inc.	17,297,632
103,164	Time, Inc. (1)	2,486,252

	Total Media	64,966,078

	Oil, Gas & Consumable Fuels (3.9%)
265,360	Chevron Corp.	34,295,126
198,975	Valero Energy Corp.	10,107,930

	Total Oil, Gas & Consumable Fuels	44,403,056

	Personal Products (1.0%)
829,259	Avon Products, Inc.	10,946,219

	Pharmaceuticals (6.8%)
237,600	Johnson & Johnson	23,781,384
410,870	Merck & Co., Inc.	23,312,764
1,070,600	Pfizer, Inc.	30,726,220

	Total Pharmaceuticals	77,820,368

	REIT (1.1%)
548,900	Kimco Realty Corp.	12,284,382

	Semiconductors & Semiconductor Equipment (4.6%)
857,036	Intel Corp.	29,044,950
399,060	Maxim Integrated Products, Inc.	11,696,449
258,700	Microchip Technology, Inc.	11,646,674

	Total Semiconductors & Semiconductor Equipment	52,388,073

	Software (2.1%)
567,875	Microsoft Corp.	24,509,485

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (3.8%)
496,965	Gap, Inc. (The)	$19,933,266
297,814	Home Depot, Inc. (The)	24,078,262

	Total Specialty Retail	44,011,528

	Technology Hardware, Storage & Peripherals (3.0%)
579,365	Seagate Technology PLC (Netherlands)	33,950,789

	Thrifts & Mortgage Finance (1.1%)
801,900	New York Community Bancorp, Inc.	12,734,172

	Total Common Stock (Cost: $860,278,294) (98.4%)	1,126,772,724

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $18,091,724) (1.6%)
$18,091,724	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $18,620,000 U.S. Treasury Note, 0.625%, due 05/31/17, valued at $18,457,075) (Total Amount to be Received Upon Repurchase $18,091,724)	18,091,724

	Total Investments (Cost: $878,370,018) (100.0%)	1,144,864,448
	Liabilities in Excess of Other Assets ((0.0)%)	(102,035)

	Net Assets (100.0%)	$1,144,762,413

Notes to the Schedule of Investments:
NYRS	-	New York Registry Shares
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	2.0
Banks	5.9
Beverages	2.8
Capital Markets	6.5
Chemicals	2.1
Commercial Services & Supplies	2.9
Communications Equipment	2.6
Consumer Finance	2.3
Containers & Packaging	1.6
Diversified Telecommunication Services	4.6
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	2.0
Energy Equipment & Services	4.9
Food & Staples Retailing	0.8
Food Products	3.6
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	1.5
Household Durables	1.1
Industrial Conglomerates	6.2
Insurance	6.0
Machinery	1.2
Media	5.7
Oil, Gas & Consumable Fuels	3.9
Personal Products	1.0
Pharmaceuticals	6.8
REIT	1.1
Semiconductors & Semiconductor Equipment	4.6
Software	2.1
Specialty Retail	3.8
Technology Hardware, Storage & Peripherals	3.0
Thrifts & Mortgage Finance	1.1
Short-Term Investments	1.6

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.0% of Net Assets)
608,510	Textron, Inc.	$22,131,509

	Auto Components (2.4%)
764,170	Dana Holding Corp.	17,102,125

	Banks (5.9%)
448,500	Citigroup, Inc.	21,936,135
367,858	JPMorgan Chase & Co.	21,214,371

	Total Banks	43,150,506

	Beverages (2.7%)
226,400	PepsiCo, Inc.	19,945,840

	Capital Markets (6.3%)
193,626	Ameriprise Financial, Inc.	23,157,670
318,000	State Street Corp.	22,399,920

	Total Capital Markets	45,557,590

	Commercial Services & Supplies (3.2%)
261,505	ADT Corp. (The)	9,100,374
323,015	Tyco International, Ltd.	13,938,097

	Total Commercial Services & Supplies	23,038,471

	Communications Equipment (2.6%)
760,690	Cisco Systems, Inc.	19,192,209

	Consumer Finance (2.3%)
564,676	Navient Corp.	9,712,427
758,420	SLM Corp.	6,719,601

	Total Consumer Finance	16,432,028

	Containers & Packaging (1.9%)
428,035	Sealed Air Corp.	13,748,484

	Diversified Telecommunication Services (1.3%)
270,400	AT&T, Inc.	9,623,536

	Electric Utilities (1.7%)
241,450	American Electric Power Co., Inc.	12,552,986

	Electronic Equipment, Instruments & Components (2.2%)
497,390	Corning, Inc.	9,773,713

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (Continued)
105,904	TE Connectivity, Ltd.	$6,554,399

	Total Electronic Equipment, Instruments & Components	16,328,112

	Energy Equipment & Services (5.5%)
262,650	Baker Hughes, Inc.	18,062,440
235,500	Ensco PLC (United Kingdom)	11,928,075
377,030	Nabors Industries, Ltd.	10,240,135

	Total Energy Equipment & Services	40,230,650

	Food & Staples Retailing (0.8%)
160,100	Sysco Corp.	5,713,969

	Food Products (2.3%)
471,655	Mondelez International, Inc.	16,979,580

	Health Care Equipment & Supplies (0.7%)
77,415	Medtronic, Inc.	4,779,602

	Health Care Providers & Services (5.0%)
162,600	Catamaran Corp. (1)	7,396,674
155,506	Cigna Corp.	14,001,760
133,084	WellPoint, Inc.	14,613,954

	Total Health Care Providers & Services	36,012,388

	Household Durables (1.9%)
381,863	Lennar Corp.	13,834,896

	Independent Power and Renewable Electricity Producers (1.6%)
809,200	AES Corporation (The)	11,822,412

	Industrial Conglomerates (3.5%)
1,007,950	General Electric Co.	25,349,943

	Insurance (3.9%)
315,685	Hartford Financial Services Group, Inc.	10,783,800
198,970	Travelers Cos., Inc. (The)	17,819,753

	Total Insurance	28,603,553

	Machinery (3.2%)
131,867	Pentair PLC (United Kingdom)	8,448,719
419,230	Terex Corp.	14,467,627

	Total Machinery	22,916,346

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Media (5.1%)
486,200	Comcast Corp.	$26,123,526
132,572	Time Warner, Inc.	11,006,127

	Total Media	37,129,653

	Metals & Mining (1.7%)
318,690	Allegheny Technologies, Inc.	11,998,679

	Oil, Gas & Consumable Fuels (4.2%)
154,500	Chevron Corp.	19,967,580
211,500	Valero Energy Corp.	10,744,200

	Total Oil, Gas & Consumable Fuels	30,711,780

	Pharmaceuticals (7.8%)
127,550	Johnson & Johnson	12,766,480
247,950	Merck & Co., Inc.	14,068,683
238,290	Mylan, Inc. (1)	11,764,377
624,750	Pfizer, Inc.	17,930,325

	Total Pharmaceuticals	56,529,865

	Semiconductors & Semiconductor Equipment (5.6%)
595,675	Applied Materials, Inc.	12,485,348
436,539	Intel Corp.	14,794,307
193,895	Lam Research Corp.	13,572,650

	Total Semiconductors & Semiconductor Equipment	40,852,305

	Software (2.3%)
384,590	Microsoft Corp.	16,598,904

	Specialty Retail (5.0%)
417,420	Gap, Inc. (The)	16,742,716
243,200	Home Depot, Inc. (The)	19,662,720

	Total Specialty Retail	36,405,436

	Technology Hardware, Storage & Peripherals (2.6%)
47,300	NetApp, Inc.	1,837,132
171,640	Western Digital Corp.	17,134,821

	Total Technology Hardware, Storage & Peripherals	18,971,953

	Total Common Stock (Cost: $474,249,053) (98.2%)	714,245,310

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $16,054,171) (2.2%)
$16,054,171	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $16,520,000 U.S Treasury Note, 0.625%, due 05/31/17, valued at $16,375,450) (Total Amount to be Received Upon Repurchase $16,054,171)	$16,054,171

	Total Investments (Cost: $490,303,224) (100.4%)	730,299,481
	Liabilities in Excess of Other Assets (-0.4%)	(3,268,518)

	Net Assets (100.0%)	$727,030,963

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.0%
Auto Components	2.4
Banks	5.9
Beverages	2.7
Capital Markets	6.3
Commercial Services & Supplies	3.2
Communications Equipment	2.6
Consumer Finance	2.3
Containers & Packaging	1.9
Diversified Telecommunication Services	1.3
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	5.5
Food & Staples Retailing	0.8
Food Products	2.3
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	5.0
Household Durables	1.9
Independent Power and Renewable Electricity Producers	1.6
Industrial Conglomerates	3.5
Insurance	3.9
Machinery	3.2
Media	5.1
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	7.8
Semiconductors & Semiconductor Equipment	5.6
Software	2.3
Specialty Retail	5.0
Technology Hardware, Storage & Peripherals	2.6
Short-Term Investments	2.2

Total	100.4%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
291,210	Precision Castparts Corp.	$66,628,848

	Biotechnology (5.4%)
632,370	BioMarin Pharmaceutical, Inc. (1)	39,093,113
685,180	Celgene Corp. (1)	59,713,437

	Total Biotechnology	98,806,550

	Capital Markets (2.1%)
1,381,350	Charles Schwab Corp. (The)	38,332,463

	Communications Equipment (3.2%)
783,273	QUALCOMM, Inc.	57,727,220

	Energy Equipment & Services (9.0%)
367,275	Dril-Quip, Inc. (1)	37,010,302
597,725	Oceaneering International, Inc.	40,591,505
795,966	Schlumberger, Ltd.	86,274,754

	Total Energy Equipment & Services	163,876,561

	Food & Staples Retailing (2.3%)
358,124	Costco Wholesale Corp.	42,093,895

	Food Products (2.8%)
555,570	Mead Johnson Nutrition Co.	50,801,321

	Health Care Technology (6.6%)
374,892	athenahealth, Inc. (1)	46,636,565
1,333,862	Cerner Corp. (1)	73,629,182

	Total Health Care Technology	120,265,747

	Hotels, Restaurants & Leisure (6.5%)
64,600	Chipotle Mexican Grill, Inc. (1)	43,443,500
971,295	Starbucks Corp.	75,450,196

	Total Hotels, Restaurants & Leisure	118,893,696

	Insurance (3.6%)
662,600	ACE, Ltd.	66,326,260

	Internet & Catalog Retail (8.3%)
252,650	Amazon.com, Inc. (1)	79,076,923
57,840	Priceline Group, Inc. (The) (1)	71,863,308

	Total Internet & Catalog Retail	150,940,231

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Internet Software & Services (11.0%)
254,820	Equinix, Inc. (1)	$54,663,986
173,683	Google, Inc. — Class C (1)	99,277,203
265,850	LinkedIn Corp. (1)	48,023,144

	Total Internet Software & Services	201,964,333

	IT Services (4.0%)
350,206	Visa, Inc.	73,896,968

	Life Sciences Tools & Services (2.4%)
272,500	Illumina, Inc. (1)	43,575,475

	Pharmaceuticals (2.0%)
218,710	Allergan, Inc.	36,275,241

	Professional Services (2.2%)
674,920	Verisk Analytics, Inc. (1)	40,522,197

	REIT (4.9%)
946,732	American Tower Corp.	89,362,033

	Semiconductors & Semiconductor Equipment (2.6%)
1,098,575	ARM Holdings PLC (United Kingdom) (SP ADR)	46,975,067

	Software (12.0%)
1,701,948	Salesforce.com, Inc. (1)	92,330,679
768,485	ServiceNow, Inc. (1)	45,186,918
800,600	Splunk, Inc. (1)	37,644,212
454,110	VMware, Inc. (1)	45,120,370

	Total Software	220,282,179

	Specialty Retail (3.0%)
558,850	Tiffany & Co.	54,549,348

	Trading Companies & Distributors (1.8%)
757,477	Fastenal Co.	33,594,105

	Total Common Stock (Cost: $1,261,855,868) (99.3%)	1,815,689,738

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $18,755,645) (1.0%)
$18,755,645	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $19,300,000 U.S. Treasury Note, 0.625%, due 05/31/17, valued at $19,131,125) (Total Amount to be Received Upon Repurchase $18,755,645)	$18,755,645

	Total Investments (Cost: $1,280,611,513) (100.3%)	1,834,445,383
	Liabilities in Excess of Other Assets (-0.3%)	(6,326,138)

	Net Assets (100.0%)	$1,828,119,245

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Biotechnology	5.4
Capital Markets	2.1
Communications Equipment	3.2
Energy Equipment & Services	9.0
Food & Staples Retailing	2.3
Food Products	2.8
Health Care Technology	6.6
Hotels, Restaurants & Leisure	6.5
Insurance	3.6
Internet & Catalog Retail	8.3
Internet Software & Services	11.0
IT Services	4.0
Life Sciences Tools & Services	2.4
Pharmaceuticals	2.0
Professional Services	2.2
REIT	4.9
Semiconductors & Semiconductor Equipment	2.6
Software	12.0
Specialty Retail	3.0
Trading Companies & Distributors	1.8
Short-Term Investments	1.0

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.4% of Net Assets)
49,312	HEICO Corp.	$2,424,178

	Auto Components (1.0%)
38,600	Dorman Products, Inc. (1)	1,674,468

	Banks (1.1%)
98,600	Square 1 Financial, Inc. (1)	1,879,316

	Beverages (1.6%)
12,200	Boston Beer Co., Inc. (1)	2,688,880

	Biotechnology (5.9%)
24,300	Agios Pharmaceuticals, Inc. (1)	979,290
89,140	Cepheid, Inc. (1)	3,355,230
59,500	Foundation Medicine, Inc. (1)	1,339,940
21,400	Karyopharm Therapeutics, Inc. (1)	742,366
32,500	Ophthotech Corp. (1)	1,269,450
20,000	Sage Therapeutics, Inc. (1)	564,400
37,675	Ultragenyx Pharmaceutical, Inc. (1)	1,646,397

	Total Biotechnology	9,897,073

	Building Products (1.3%)
80,400	Trex Co., Inc. (1)	2,263,260

	Capital Markets (1.9%)
317,900	WisdomTree Investments, Inc. (1)	3,261,654

	Communications Equipment (1.0%)
96,387	Aruba Networks, Inc. (1)	1,721,472

	Diversified Consumer Services (2.9%)
47,064	MarketAxess Holdings, Inc.	2,646,409
114,800	Nord Anglia Education, Inc. (1)	2,158,240

	Total Diversified Consumer Services	4,804,649

	Electrical Equipment (0.9%)
25,000	Power Solutions International, Inc. (1)	1,527,000

	Electronic Equipment, Instruments & Components (4.5%)
92,998	Cognex Corp. (1)	3,811,058

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (Continued)
73,889	FARO Technologies, Inc. (1)	$3,741,000

	Total Electronic Equipment, Instruments & Components	7,552,058

	Energy Equipment & Services (0.8%)
33,900	Geospace Technologies Corp. (1)	1,364,136

	Food & Staples Retailing (1.2%)
25,237	Pricesmart, Inc.	2,077,005

	Food Products (4.2%)
131,300	Annie’s, Inc. (1)	3,831,334
263,204	Lifeway Foods, Inc. (1)	3,287,418

	Total Food Products	7,118,752

	Health Care Equipment & Supplies (5.2%)
46,931	DexCom, Inc. (1)	1,768,360
233,704	Endologix, Inc. (1)	3,306,912
58,400	LDR Holding Corp. (1)	1,337,944
156,985	Novadaq Technologies, Inc. (Canada) (1)	2,408,150

	Total Health Care Equipment & Supplies	8,821,366

	Health Care Providers & Services (4.5%)
91,200	Health Net, Inc. (1)	3,756,528
25,000	HealthEquity, Inc. (1)	440,000
23,811	MWI Veterinary Supply, Inc. (1)	3,363,542

	Total Health Care Providers & Services	7,560,070

	Health Care Technology (3.6%)
32,700	athenahealth, Inc. (1)	4,067,880
85,100	Veeva Systems, Inc. (1)	2,025,380

	Total Health Care Technology	6,093,260

	Hotels, Restaurants & Leisure (3.3%)
192,000	La Quinta Holdings, Inc. (1)	3,607,680
169,694	Potbelly Corp. (1)	1,966,753

	Total Hotels, Restaurants & Leisure	5,574,433

	Insurance (2.7%)
73,700	eHealth, Inc. (1)	1,525,590

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Insurance (Continued)
218,900	Heritage Insurance Holdings, Inc. (1)	$3,093,057

	Total Insurance	4,618,647

	Internet Software & Services (7.2%)
93,140	Cornerstone OnDemand, Inc. (1)	3,896,978
79,400	Envestnet, Inc. (1)	3,462,634
106,161	Rocket Fuel, Inc. (1)	2,803,712
35,392	SPS Commerce, Inc. (1)	1,888,163

	Total Internet Software & Services	12,051,487

	IT Services (1.4%)
62,900	EPAM Systems, Inc. (1)	2,431,714

	Leisure Products (1.3%)
111,000	Malibu Boats, Inc. (1)	2,136,750

	Machinery (6.0%)
74,700	Altra Holdings, Inc.	2,341,845
38,969	Chart Industries, Inc. (1)	2,963,592
57,900	John Bean Technologies Corp.	1,508,295
20,400	Proto Labs, Inc. (1)	1,652,400
29,700	RBC Bearings, Inc. (1)	1,647,756

	Total Machinery	10,113,888

	Oil, Gas & Consumable Fuels (1.8%)
31,625	Athlon Energy, Inc. (1)	1,507,247
51,900	RSP Permian, Inc. (1)	1,533,645

	Total Oil, Gas & Consumable Fuels	3,040,892

	Pharmaceuticals (0.7%)
39,295	Revance Therapeutics, Inc. (1)	1,205,571

	Professional Services (2.0%)
141,000	TriNet Group, Inc. (1)	3,299,400

	Real Estate Management & Development (1.4%)
78,175	RE/MAX Holdings, Inc. (1)	2,290,527

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (2.8%)
173,107	Exar Corp. (1)	$1,667,021
72,688	Mellanox Technologies, Ltd. (1)	3,027,455

	Total Semiconductors & Semiconductor Equipment	4,694,476

	Software (10.5%)
82,500	FireEye, Inc. (1)	2,928,750
120,800	Imperva, Inc. (1)	2,678,136
163,147	Qualys, Inc. (1)	3,897,582
90,948	Splunk, Inc. (1)	4,276,375
29,618	Ultimate Software Group, Inc. (The) (1)	3,995,764

	Total Software	17,776,607

	Specialty Retail (4.0%)
62,100	Dick’s Sporting Goods, Inc.	2,641,113
111,427	Five Below, Inc. (1)	4,080,457

	Total Specialty Retail	6,721,570

	Technology Hardware, Storage & Peripherals (1.3%)
86,013	Nimble Storage, Inc. (1)	2,226,016

	Textiles, Apparel & Luxury Goods (5.4%)
87,200	Kate Spade & Co. (1)	3,298,776
80,822	Steven Madden, Ltd. (1)	2,574,181
96,570	Vince Holding Corp. (1)	3,263,100

	Total Textiles, Apparel & Luxury Goods	9,136,057

	Trading Companies & Distributors (3.2%)
50,700	DXP Enterprises, Inc. (1)	3,601,221
48,300	H&E Equipment Services, Inc. (1)	1,747,494

	Total Trading Companies & Distributors	5,348,715

	Total Common Stock (Cost: $139,644,182) (98.0%)	165,395,347

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,497,978) (1.5%)
$2,497,978	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $2,575,000 U.S. Treasury Note., 0.625%, due 05/31/17 valued at $2,552,469) (Total Amount to be Received Upon Repurchase $2,497,978)	2,497,978

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Total Investments (Cost: $142,142,160) (99.5%)	167,893,325
Excess of Other Assets over Liabilities (0.5%)	784,741

Net Assets (100.0%)	$168,678,066

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Auto Components	1.0
Banks	1.1
Beverages	1.6
Biotechnology	5.9
Building Products	1.3
Capital Markets	1.9
Communications Equipment	1.0
Diversified Consumer Services	2.9
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	4.5
Energy Equipment & Services	0.8
Food & Staples Retailing	1.2
Food Products	4.2
Health Care Equipment & Supplies	5.2
Health Care Providers & Services	4.5
Health Care Technology	3.6
Hotels, Restaurants & Leisure	3.3
Insurance	2.7
Internet Software & Services	7.2
IT Services	1.4
Leisure Products	1.3
Machinery	6.0
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	0.7
Professional Services	2.0
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	2.8
Software	10.5
Specialty Retail	4.0
Technology Hardware, Storage & Peripherals	1.3
Textiles, Apparel & Luxury Goods	5.4
Trading Companies & Distributors	3.2
Short-Term Investments	1.5

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
9,950	BE Aerospace, Inc. (1)	$847,143
13,837	HEICO Corp.	680,227

	Total Aerospace & Defense	1,527,370

	Banks (1.4%)
6,520	SVB Financial Group (1)	710,810

	Beverages (2.1%)
4,700	Boston Beer Co., Inc. (1)	1,035,880

	Biotechnology (2.7%)
22,365	Cepheid, Inc. (1)	841,819
1,150	Intercept Pharmaceuticals, Inc. (1)	267,214
6,850	Karyopharm Therapeutics, Inc. (1)	237,626

	Total Biotechnology	1,346,659

	Capital Markets (3.3%)
17,212	Stifel Financial Corp. (1)	788,137
84,550	WisdomTree Investments, Inc. (1)	867,483

	Total Capital Markets	1,655,620

	Communications Equipment (1.0%)
27,040	Aruba Networks, Inc. (1)	482,934

	Diversified Consumer Services (1.5%)
13,150	MarketAxess Holdings, Inc.	739,424

	Electronic Equipment, Instruments & Components (5.8%)
23,190	Cognex Corp. (1)	950,326
15,722	FARO Technologies, Inc. (1)	796,005
8,800	FEI Co.	674,080
6,740	IPG Photonics Corp. (1)	453,939

	Total Electronic Equipment, Instruments & Components	2,874,350

	Energy Equipment & Services (4.1%)
2,453	Core Laboratories N.V. (Netherlands)	359,193
6,900	Dril-Quip, Inc. (1)	695,313
17,610	Frank’s International N.V. (Netherlands)	407,671
8,645	Oceaneering International, Inc.	587,082

	Total Energy Equipment & Services	2,049,259

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Food & Staples Retailing (3.5%)
9,485	Pricesmart, Inc.	$780,616
16,205	United Natural Foods, Inc. (1)	949,937

	Total Food & Staples Retailing	1,730,553

	Food Products (1.4%)
23,750	Annie’s, Inc. (1)	693,025

	Health Care Equipment & Supplies (5.2%)
62,741	Endologix, Inc. (1)	887,785
2,300	Intuitive Surgical, Inc. (1)	1,052,365
42,450	Novadaq Technologies, Inc. (1)	651,183

	Total Health Care Equipment & Supplies	2,591,333

	Health Care Providers & Services (4.9%)
24,900	Health Net, Inc. (1)	1,025,631
7,168	MWI Veterinary Supply, Inc. (1)	1,012,552
14,565	Premier, Inc. (1)	412,189

	Total Health Care Providers & Services	2,450,372

	Health Care Technology (2.2%)
8,850	athenahealth, Inc. (1)	1,100,940

	Hotels, Restaurants & Leisure (3.5%)
27,300	Aramark	736,008
54,350	La Quinta Holdings, Inc. (1)	1,021,236

	Total Hotels, Restaurants & Leisure	1,757,244

	Household Durables (1.7%)
7,901	Harman International Industries, Inc.	857,654

	Internet Software & Services (4.4%)
16,500	Envestnet, Inc. (1)	719,565
16,858	Rocket Fuel, Inc. (1)	445,220
15,100	Yelp, Inc. (1)	1,014,116

	Total Internet Software & Services	2,178,901

	Leisure Products (1.8%)
5,900	Polaris Industries, Inc.	870,486

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (0.9%)
2,950	Illumina, Inc. (1)	$471,735

	Machinery (9.6%)
10,442	Chart Industries, Inc. (1)	794,114
11,250	Graco, Inc.	834,188
12,150	Middleby Corp. (The) (1)	885,249
5,850	Proto Labs, Inc. (1)	473,850
8,700	WABCO Holdings, Inc. (1)	848,076
11,500	Wabtec Corp.	927,820

	Total Machinery	4,763,297

	Media (1.4%)
11,450	AMC Networks, Inc. (1)	685,512

	Metals & Mining (1.9%)
24,675	Allegheny Technologies, Inc.	929,014

	Oil, Gas & Consumable Fuels (0.8%)
13,200	RSP Permian, Inc. (1)	390,060

	Road & Rail (1.5%)
6,705	Kansas City Southern	731,247

	Semiconductors & Semiconductor Equipment (1.7%)
47,450	NVIDIA Corp.	830,375

	Software (14.4%)
13,340	ANSYS, Inc. (1)	1,026,380
39,050	FireEye, Inc. (1)	1,386,275
4,750	NetSuite, Inc. (1)	400,473
16,150	ServiceNow, Inc. (1)	949,620
24,765	Splunk, Inc. (1)	1,164,450
9,100	Tyler Technologies, Inc. (1)	825,643
3,241	Ultimate Software Group, Inc. (The) (1)	437,243
11,270	Workday, Inc. (1)	944,877

	Total Software	7,134,961

	Specialty Retail (4.1%)
29,300	Dick’s Sporting Goods, Inc.	1,246,129

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
29,000	DSW, Inc.	$771,110

	Total Specialty Retail	2,017,239

	Textiles, Apparel & Luxury Goods (5.0%)
21,550	Kate Spade & Co. (1)	815,237
10,960	Under Armour, Inc. (1)	731,580
27,209	Vince Holding Corp. (1)	919,392

	Total Textiles, Apparel & Luxury Goods	2,466,209

	Trading Companies & Distributors (1.6%)
9,150	MSC Industrial Direct Co., Inc.	780,403

	Total Common Stock (Cost: $39,586,583) (96.5%)	47,852,866

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,790,481) (3.6%)
$1,790,481	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $1,845,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $1,828,856) (Total Amount to be Received Upon Repurchase $1,790,481)	1,790,481

	Total Investments (Cost: $41,377,064) (100.1%)	49,643,347
	Liabilities in Excess of Other Assets (-0.1%)	(72,515)

	Net Assets (100.0%)	$49,570,832

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Banks	1.4
Beverages	2.1
Biotechnology	2.7
Capital Markets	3.3
Communications Equipment	1.0
Diversified Consumer Services	1.5
Electronic Equipment, Instruments & Components	5.8
Energy Equipment & Services	4.1
Food & Staples Retailing	3.5
Food Products	1.4
Health Care Equipment & Supplies	5.2
Health Care Providers & Services	4.9
Health Care Technology	2.2
Hotels, Restaurants & Leisure	3.5
Household Durables	1.7
Internet Software & Services	4.4
Leisure Products	1.8
Life Sciences Tools & Services	0.9
Machinery	9.6
Media	1.4
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	0.8
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	1.7
Software	14.4
Specialty Retail	4.1
Textiles, Apparel & Luxury Goods	5.0
Trading Companies & Distributors	1.6
Short-Term Investments	3.6

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
85,345	Textron, Inc.	$3,103,998

	Airlines (1.1%)
42,800	American Airlines Group, Inc.	1,662,780

	Auto Components (3.7%)
171,550	Dana Holding Corp.	3,839,289
25,315	Tenneco, Inc. (1)	1,612,566

	Total Auto Components	5,451,855

	Banks (6.9%)
35,666	Comerica, Inc.	1,792,573
239,593	KeyCorp	3,244,089
87,765	Popular, Inc. (1)	2,799,704
94,229	Synovus Financial Corp.	2,219,093

	Total Banks	10,055,459

	Capital Markets (3.0%)
61,100	E*TRADE Financial Corp. (1)	1,284,322
81,188	Invesco, Ltd.	3,055,104

	Total Capital Markets	4,339,426

	Chemicals (2.2%)
18,200	Axiall Corp.	779,506
18,738	Celanese Corp. — Series A	1,090,739
13,004	Cytec Industries, Inc.	1,311,453

	Total Chemicals	3,181,698

	Communications Equipment (2.0%)
184,300	Brocade Communications Systems, Inc. (1)	1,697,403
89,760	Polycom, Inc. (1)	1,150,723

	Total Communications Equipment	2,848,126

	Construction & Engineering (1.8%)
51,433	Jacobs Engineering Group, Inc. (1)	2,613,311

	Construction Materials (1.1%)
26,544	Vulcan Materials Co.	1,675,723

	Consumer Finance (2.0%)
90,047	Navient Corp.	1,548,808

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Consumer Finance (Continued)
150,747	SLM Corp.	$1,335,619

	Total Consumer Finance	2,884,427

	Containers & Packaging (1.9%)
87,585	Sealed Air Corp.	2,813,230

	Diversified Telecommunication Services (0.8%)
100,274	Windstream Holdings, Inc.	1,149,140

	Energy Equipment & Services (3.9%)
29,820	Atwood Oceanics, Inc. (1)	1,435,833
90,262	Nabors Industries, Ltd.	2,451,516
144,350	Newpark Resources, Inc. (1)	1,765,400

	Total Energy Equipment & Services	5,652,749

	Food & Staples Retailing (0.4%)
16,600	Sysco Corp.	592,454

	Food Products (1.5%)
54,400	Campbell Soup Co.	2,262,496

	Health Care Equipment & Supplies (2.7%)
58,100	Alere, Inc. (1)	2,324,000
64,042	Hologic, Inc. (1)	1,669,575

	Total Health Care Equipment & Supplies	3,993,575

	Health Care Providers & Services (3.9%)
38,355	Cigna Corp.	3,453,484
37,600	Quest Diagnostics, Inc	2,297,360

	Total Health Care Providers & Services	5,750,844

	Hotels, Restaurants & Leisure (2.1%)
67,536	International Speedway Corp.	2,047,692
15,686	Marriott International, Inc.	1,015,041

	Total Hotels, Restaurants & Leisure	3,062,733

	Household Durables (4.8%)
65,855	Beazer Homes USA, Inc. (1)	1,010,874
88,660	KB Home	1,445,158
49,120	Lennar Corp.	1,779,618

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Household Durables (Continued)
85,715	Toll Brothers, Inc. (1)	$2,802,023

	Total Household Durables	7,037,673

	Independent Power and Renewable Electricity Producers (1.7%)
170,100	AES Corporation (The)	2,485,161

	Insurance (5.4%)
39,286	Arch Capital Group, Ltd. (1)	2,099,837
58,505	Assured Guaranty, Ltd.	1,305,831
130,560	Genworth Financial, Inc. (1)	1,710,336
15,468	PartnerRe, Ltd.	1,614,240
13,945	Reinsurance Group of America, Inc.	1,119,226

	Total Insurance	7,849,470

	Machinery (6.7%)
26,809	Dover Corp.	2,299,140
54,500	Kennametal, Inc.	2,304,260
28,855	SPX Corp.	2,860,396
68,598	Terex Corp.	2,367,317

	Total Machinery	9,831,113

	Metals & Mining (4.2%)
64,071	Allegheny Technologies, Inc.	2,412,273
127,507	Commercial Metals Co.	2,198,221
40,840	Worthington Industries, Inc.	1,562,130

	Total Metals & Mining	6,172,624

	Multi-Utilities (1.2%)
58,000	Avista Corp.	1,799,740

	Multiline Retail (1.7%)
261,440	J.C. Penney Co., Inc. (1)	2,452,307

	Oil, Gas & Consumable Fuels (2.9%)
71,794	Denbury Resources, Inc.	1,216,908
28,798	Murphy Oil Corp.	1,789,220
30,700	Newfield Exploration Co. (1)	1,237,210

	Total Oil, Gas & Consumable Fuels	4,243,338

	Personal Products (0.8%)
90,060	Avon Products, Inc.	1,188,792

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Pharmaceuticals (1.1%)
33,170	Mylan, Inc. (1)	$1,637,603

	Real Estate Management & Development (1.4%)
16,175	Jones Lang LaSalle, Inc.	2,000,848

	REIT (4.3%)
96,160	DiamondRock Hospitality Co.	1,178,922
41,690	Geo Group, Inc. (The)	1,434,553
16,775	Health Care REIT, Inc.	1,067,393
77,345	Kimco Realty Corp.	1,730,981
24,065	Liberty Property Trust	846,366

	Total REIT	6,258,215

	Semiconductors & Semiconductor Equipment (6.5%)
53,582	Broadcom Corp.	2,050,048
92,600	Freescale Semiconductor, Ltd. (1)	1,853,852
33,810	Lam Research Corp. (1)	2,366,700
63,046	Maxim Integrated Products, Inc.	1,847,878
79,300	Teradyne, Inc. (1)	1,444,846

	Total Semiconductors & Semiconductor Equipment	9,563,324

	Software (0.5%)
30,300	Activision Blizzard, Inc.	678,114

	Specialty Retail (3.1%)
17,435	Asbury Automotive Group, Inc. (1)	1,177,386
21,310	Children’s Place Retail Stores, Inc. (The)	1,069,762
57,700	Gap, Inc. (The)	2,314,347

	Total Specialty Retail	4,561,495

	Technology Hardware, Storage & Peripherals (6.9%)
9,500	NetApp, Inc.	368,980
70,955	Seagate Technology PLC (Netherlands)	4,157,963
55,080	Western Digital Corp.	5,498,636

	Total Technology Hardware, Storage & Peripherals	10,025,579

	Thrifts & Mortgage Finance (2.6%)
87,007	EverBank Financial Corp.	1,653,133

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (Continued)
246,225	First Niagara Financial Group, Inc.	$2,117,535

	Total Thrifts & Mortgage Finance	3,770,668

	Total Common Stock (Cost: $104,503,034) (98.9%)	144,650,088

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,010,833) (1.4%)
$2,010,833	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $2,070,000 U.S. Treasury Note, 0.625%, due 05/31/17, valued at $2,051,888) (Total Amount to be Received Upon Repurchase $2,010,833)	2,010,833

	Total Investments (Cost: $106,513,867) (100.3%)	146,660,921
	Liabilities in Excess of Other Assets (-0.3%)	(474,827)

	Net Assets (100.0%)	$146,186,094

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Airlines	1.1
Auto Components	3.7
Banks	6.9
Capital Markets	3.0
Chemicals	2.2
Communications Equipment	2.0
Construction & Engineering	1.8
Construction Materials	1.1
Consumer Finance	2.0
Containers & Packaging	1.9
Diversified Telecommunication Services	0.8
Energy Equipment & Services	3.9
Food & Staples Retailing	0.4
Food Products	1.5
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	2.1
Household Durables	4.8
Independent Power and Renewable Electricity Producers	1.7
Insurance	5.4
Machinery	6.7
Metals & Mining	4.2
Multi-Utilities	1.2
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	2.9
Personal Products	0.8
Pharmaceuticals	1.1
REIT	4.3
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	6.5
Software	0.5
Specialty Retail	3.1
Technology Hardware, Storage & Peripherals	6.9
Thrifts & Mortgage Finance	2.6
Short-Term Investments	1.4

Total	100.3%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over the counter options are valued using dealer quotations. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the mutual fund.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they are valued at amortized value using their value on the 61st day prior to maturity

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation Notes. Participation Notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.

As of July 31, 2014, the Funds with the exception of the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of July 31, 2014 in valuing the investments of the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund:

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$214,500	$—	$214,500
Banks	—	2,705,756	—	2,705,756
Building Materials	—	423,690	—	423,690
Chemicals	—	213,000	—	213,000
Diversified Financial Services	—	1,759,386	—	1,759,386
Electric	—	653,333	—	653,333
Engineering & Construction	—	402,964	—	402,964
Foreign Government Bonds	—	5,793,684	—	5,793,684
Gas	—	405,376	—	405,376
Government Regional/Local	—	200,500	—	200,500
Holding Companies - Diversified	—	209,000	—	209,000
Internet	—	452,881	—	452,881
Investment Companies	—	280,329	—	280,329
Iron & Steel	—	205,500	—	205,500
Mining	—	659,085	—	659,085
Oil & Gas	—	2,607,913	—	2,607,913
Telecommunications	—	524,116	—	524,116

Total Fixed Income Securities	—	17,711,013	—	17,711,013

Preferred Stock
Banks	533,610	—	—	533,610
Media	35,725	—	—	35,725
Retail	518,144	—	—	518,144

Total Preferred Stock	1,087,479	—	—	1,087,479

Common Stocks
Airlines	235,398	161,677	—	397,075
Auto Parts & Equipment	—	820,111	—	820,111
Banks	803,662	2,990,309	—	3,793,971
Building Materials	553,846	—	—	553,846
Chemicals	247,462	265,504	—	512,966
Commercial Services	709,116	—	—	709,116
Computers	—	220,952	—	220,952
Diversified Financial Services	244,532	1,154,097	—	1,398,629
Electrical Components & Equipment	—	138,627	—	138,627
Electronics	—	290,937	—	290,937
Energy-Alternate Sources	—	194,669	—	194,669
Entertainment	—	174,429	—	174,429
Environmental Control	—	385,791	—	385,791
Food	351,011	—	—	351,011
Gas	—	102,188	—	102,188
Healthcare-Products	—	450,536	—	450,536
Home Furnishings	—	117,463	—	117,463
Insurance	—	1,121,304	—	1,121,304
Internet	1,258,236	1,006,486	—	2,264,722
Lodging	—	715,839	—	715,839
Machinery-Diversified	155,885	232,524	—	388,409
Media	398,608	905,508	—	1,304,116
Mining	965,078	252,468	—	1,217,546
Miscellaneous Manufacturers	—	318,673	—	318,673

Oil & Gas Services	438,716	—	—	438,716
Oil & Gas	1,324,578	2,048,367	—	3,372,945
Pharmaceuticals	387,890	1,107,617	—	1,495,507
Real Estate	171,375	—	—	171,375
Retail	309,906	599,387	—	909,293
Semiconductors	577,321	1,500,170	—	2,077,491
Telecommunications	1,196,776	1,188,453	—	2,385,229

Total Common Stocks	10,329,396	18,464,086	—	28,793,482

Participation Notes
Banks	—	466,101	—	466,101
Food Service	—	391,106	—	391,106
Healthcare-Services	—	292,097	—	292,097
Real Estate	—	356,368	—	356,368

Total Participation Notes	—	1,505,672	—	1,505,672

Rights
Home Furnishings	570	—	—	570

Total Rights	570	—	—	570

Short-Term Investments*	—	2,875,822	—	2,875,822

Total Investments	$11,417,445	$40,556,593	$—	$51,974,038

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	11,514	—	11,514

Total	$11,417,445	$40,568,107	$—	$51,985,552

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(21,499)	$—	$(21,499)

Total	$—	$(21,499)	$—	$(21,499)

*	See Schedule of Investments for corresponding industries.

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$24,766	$—	$—	$24,766
Auto Components	—	77,555	—	77,555
Automobiles	—	26,414	—	26,414
Banks	38,852	55,908	—	94,760
Capital Markets	35,033	52,616	—	87,649
Construction Materials	—	62,142	—	62,142
Diversified Consumer Services	34,664	—	—	34,664
Diversified Financial Services	32,067	126,832	—	158,899
Electric Utilities	—	56,132	—	56,132
Gas Utilities	—	89,577	—	89,577
Hotels, Restaurants & Leisure	32,015	—	—	32,015
Industrial Conglomerates	—	25,068	—	25,068
Insurance	36,520	—	—	36,520
Internet & Catalog Retail	41,108	—	—	41,108
Internet Software & Services	169,873	173,463	—	343,336
IT Services	82,518	31,671	—	114,189
Machinery	—	27,457	—	27,457
Media	—	28,745	—	28,745
Metals & Mining	438,134	256,060	—	694,194
Oil, Gas & Consumable Fuels	28,749	67,041	—	95,790
Real Estate Management & Development	30,959	51,548	—	82,507
Road & Rail	—	38,498	—	38,498
Software	—	119,702	—	119,702
Specialty Retail	—	28,956	—	28,956
Textiles, Apparel & Luxury Goods	—	58,344	—	58,344
Thrifts & Mortgage Finance	—	34,930	—	34,930
Trading Companies & Distributors	—	28,387	—	28,387
Transportation Infrastructure	29,049	64,415	—	93,464

Total Common Stock	1,054,307	1,581,461	—	2,635,768

Preferred Stock
Media	2,221	—	—	2,221

Total Preferred Stock	2,221	—	—	2,221

Warrants
Industrial Conglomerates	804	—	—	804

Total Warrants	804	—	—	804

Purchased Options - Equity Risk	44,400	—	—	44,400
Short-Term Investments*	—	32,890	—	32,890

Total Investments	$1,101,732	$1,614,351	$—	$2,716,083

*	See Schedule of Investments for corresponding industries.

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$—	$1,896,102	$—	$1,896,102
Capital Markets	2,120,390	1,052,819	—	3,173,209
Construction & Engineering	—	1,337,597	—	1,337,597
Construction Materials	471,808	—	—	471,808
Consumer Finance	369,247	—	—	369,247
Diversified Financial Services	1,549,069	—	—	1,549,069
Electric Utilities	—	477,447	—	477,447
Electrical Equipment	426,216	1,024,745	—	1,450,961
Energy Equipment & Services	304,856	441,669	—	746,525
Health Care Equipment & Supplies	459,640	—	—	459,640
Internet Software & Services	541,240	2,305,112	—	2,846,352
IT Services	688,320	633,413	—	1,321,733
Machinery	—	511,757	—	511,757
Metals & Mining	7,737,938	1,551,843	—	9,289,781
Oil, Gas & Consumable Fuels	1,850,978	—	—	1,850,978
Professional Services	—	566,101	—	566,101
Real Estate Management & Development	464,385	1,107,128	—	1,571,513
Semiconductors & Semiconductor Equipment	—	402,736	—	402,736
Software	232,425	1,021,148	—	1,253,573
Textiles, Apparel & Luxury Goods	—	518,292	—	518,292
Wireless Telecommunication Services	—	591,408	—	591,408

Total Common Stock	17,216,512	15,439,317	—	32,655,829

Rights
Metals & Mining	—	—	—	—

Total Rights	—	—	—	—

Warrants
Industrial Conglomerates	13,408	—	—	13,408
Oil, Gas & Consumable Fuels	25,892	—	—	25,892

Total Warrants	39,300	—	—	39,300

Purchased Options - Equity Risk	455,500	—	—	455,500

Short-Term Investments*	—	177,719	—	177,719

Total Investments	$17,711,312	$15,617,036	$—	$33,328,348

*	See Schedule of Investments for corresponding industries.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Emerging Markets Multi-Asset Opportunities Fund	$—	$238,689
TCW International Growth Fund	—	43,670
TCW International Small Cap Fund	688,295	424,495

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2014, were due to changes in valuation to/from the exchange closing price from/to the fair value price as described under the “Fair Value Measurements — Equity Securities”.

The Funds held no investments or other financial instruments at July 31, 2014 whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2014, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Equity Risk	Foreign Currency Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Forward Currency Contracts	$—	$12	$12

Total Value	$—	$12	$12

Liability Derivatives
Forward Currency Contracts	$—	$(21)	$(21)

Total Value	$—	$(21)	$(21)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—	$1,273,336	$1,273,336
TCW International Growth Fund
Asset Derivatives
Investments, at Value (1)	$44	$—	$44

Total Value	$44	$—	$44

Notional Amounts or Shares/Units (2)
Purchased Options	1,300		1,300
TCW International Small Cap Fund
Asset Derivatives
Investments, at Value (1)	$456	$—	$456

Total Value	$456	$—	$456

Notional Amounts or Shares/Units (2)
Purchased Options	13,200		13,200

(1)	Represents purchased options, at value.
(2)	Amount represents the number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of July 31, 2014.

Options: A Fund, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. A Fund may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or OTC. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The TCW International Growth Fund and the TCW International Small Cap Fund purchased S&P 500 Index Options to hedge against the equity market decline given the expected increase in market volatility. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: A Fund, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, a Fund segregates cash and/or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by the fund is not possible. Participation notes provide the economic benefit of common stock ownership to the fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include the possible failure of counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Emerging Markets Multi-Asset Opportunities Fund held participation notes as of July 31, 2014. They are listed on the Fund’s Schedule of Investments.

Note 2 – Federal Income Taxes

At July 31, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$2,260	$(75)	$2,185	$7,821
TCW Conservative Allocation Fund	3,538	(567)	2,971	28,400
TCW Emerging Markets Multi-Asset Opportunities Fund	3,798	(608)	3,190	48,784
TCW Growth Fund	625	(41)	584	2,082
TCW Growth Equities Fund	7,126	(555)	6,571	20,267
TCW International Growth Fund	339	(56)	283	2,433
TCW International Small Cap Fund	5,145	(1,782)	3,363	29,965
TCW Relative Value Dividend Appreciation Fund	285,140	(17,202)	267,938	876,926
TCW Relative Value Large Cap Fund	237,997	(259)	237,738	492,561
TCW Select Equities Fund	556,915	(4,586)	552,329	1,282,116
TCW Small Cap Growth Fund	35,073	(10,292)	24,781	143,112
TCW SMID Cap Growth Fund	10,073	(2,145)	7,928	41,715
TCW Value Opportunities Fund	39,964	(1,084)	38,880	107,781

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2014 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Low Duration Bond Fund — I Class	905,210	180,571	(1,085,781)	—	$—
Metropolitan West Total Return Bond Fund — I Class	—	574,599	—	574,599	6,211
TCW Growth Equities Fund — I Class	44,786	84,172	(8,959)	119,999	1,478
TCW Relative Value Large Cap Fund — I Class	210,006	42,947	(19,643)	233,310	5,014
TCW Select Equities Fund — I Class	247,808	56,079	(23,757)	280,130	7,065
TCW Total Return Bond Fund — I Class	631,818	273,033	(59,668)	845,183	8,672
TCW Value Opportunities Fund — I Class	33,004	34,635	(4,672)	62,967	1,674

Total					$30,114

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2014.

Note 5 – Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management has determined that as an investment company that is regulated under the 1940 Act, the Funds qualify as an investment company pursuant to FASB Accounting Standards Codification No. 946, Financial Services — Investment Companies and meets the reporting requirement under the new pronouncement.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (20.1% of Net Assets)
	Airlines (0.7%)
$72,125	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	$82,448
800,689	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	939,308
1,029,977	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,169,024
857,370	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	961,058
534,825	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	633,768
604,743	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	690,919
2,364,102	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,687,689
955,909	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	1,017,446

	Total Airlines	8,181,660

	Auto Manufacturers (0.1%)
1,350,000	Daimler Finance North America LLC (Germany), (144A), 1.875%, due 09/15/14 (1)	1,352,328

	Banks (6.1%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,327,499
1,500,000	Bank of America Corp., 1.105%, due 04/01/19 (2)	1,513,090
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,238,751
2,550,000	Bank of America N.A., 0.511%, due 06/15/16 (2)	2,539,868
1,000,000	Bank of America N.A., 0.531%, due 06/15/17 (2)	989,459
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,367,149
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,577,232
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,507,781
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	270,724
1,000,000	Chase Capital VI, 0.85%, due 08/01/28 (2)	877,500
1,930,000	Citigroup, Inc., 1.194%, due 07/25/16 (2)	1,949,488
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,097,036
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	5,012,325
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,266,358
425,000	Citigroup, Inc., 6%, due 08/15/17	478,451
275,000	Citigroup, Inc., 6.125%, due 05/15/18	314,755
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,401,856
725,000	Citigroup, Inc., 8.5%, due 05/22/19	918,144
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,531,939

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	$1,787,802
475,000	First Chicago NBD Institutional Capital I, 0.79%, due 02/01/27 (2)	420,375
1,500,000	Goldman Sachs Group, Inc. (The), 1.83%, due 11/29/23 (2)	1,545,590
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,256,452
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,879
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,764,359
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	4,577,568
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,561,846
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	560,366
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	544,130
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,377,181
730,000	JPMorgan Chase Capital XIII, 1.184%, due 09/30/34 (2)	640,575
5,750,000	JPMorgan Chase Capital XXI, 1.173%, due 01/15/87 (2)	4,973,750
2,000,000	JPMorgan Chase Capital XXIII, 1.224%, due 05/15/77 (2)	1,665,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	982,851
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (1)	3,163,498
1,290,000	Morgan Stanley, 0.684%, due 10/18/16 (2)	1,290,737
400,000	Morgan Stanley, 0.714%, due 10/15/15 (2)	401,103
575,000	Morgan Stanley, 5.45%, due 01/09/17	629,389
600,000	Morgan Stanley, 5.5%, due 07/24/20	681,364
750,000	Morgan Stanley, 5.625%, due 09/23/19	854,859
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,128,625
375,000	Morgan Stanley, 7.3%, due 05/13/19	453,197
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,050,796
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	945,817

	Total Banks	72,494,514

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	114,206

	Commercial Services (0.5%)
1,250,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35 (1)	1,111,299
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,405,016

	Total Commercial Services	5,516,315

	Diversified Financial Services (1.2%)
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,032,702
565,000	General Electric Capital Corp., 0.602%, due 05/05/26 (2)	527,040
3,315,000	General Electric Capital Corp., 0.704%, due 08/15/36 (2)	2,853,874

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Diversified Financial Services (Continued)
$2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	$1,986,610
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,003,918
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,367,006
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,108,633
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	288,190
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,254,063
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,096,300

	Total Diversified Financial Services	14,518,336

	Electric (1.3%)
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,172,962
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,003,934
900,000	FirstEnergy Corp., 7.375%, due 11/15/31	1,063,434
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (1)	3,293,126
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	960,092
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	474,519
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	173,605
2,545,000	Public Service Co. of New Mexico, 7.949%, due 05/15/18	3,065,539
250,000	Southern Power Co., 4.875%, due 07/15/15	260,308
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,120,077

	Total Electric	15,587,596

	Energy-Alternate Sources (0.1%)
1,307,410	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	1,491,653

	Engineering & Construction (0.3%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	2,033,544
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (1)	1,112,192

	Total Engineering & Construction	3,145,736

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	66,021

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	161,980
132,000	Mondelez International, Inc., 5.375%, due 02/10/20	150,388

	Total Food	312,368

	Gas (0.3%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,066,530

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Gas (Continued)
$500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	$515,429
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	431,166

	Total Gas	3,013,125

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	284,627

	Healthcare-Services (1.7%)
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,845,139
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,955,597
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,571,740
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,861,570
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	69,363
3,860,000	Providence Health & Services Obligated Group, 1.185%, due 10/01/17 (2)	3,853,979
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,036,794
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,301,538
250,000	WellPoint, Inc., 5.25%, due 01/15/16	266,194
175,000	WellPoint, Inc., 5.875%, due 06/15/17	196,469

	Total Healthcare-Services	19,958,383

	Insurance (1.9%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	433,749
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	2,041,786
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,542,840
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	250,000
800,000	MetLife, Inc., 4.368%, due 09/15/23	858,312
300,000	MetLife, Inc., 5.7%, due 06/15/35	363,315
2,300,000	Metropolitan Life Global Funding I, (144A), 0.764%, due 07/15/16 (1)(2)	2,317,287
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	3,658,704
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (1)	3,956,252
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,094,603
717,857	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	918,572
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	4,000,625

	Total Insurance	22,436,045

	Iron & Steel (0.1%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	399,874

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Media (0.0%)
$200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	$227,770

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,383,714
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	355,215

	Total Mining	2,738,929

	Oil & Gas (0.0%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	275,323

	Pharmaceuticals (0.0%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	276,486

	Pipelines (1.8%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	501,876
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,166,781
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,090,175
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,045,089
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	782,288
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,011,361
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,398,640
3,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (1)	3,723,300
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,339,904
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,112,041
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,946,398
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	468,268

	Total Pipelines	20,586,121

	Real Estate (0.1%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	928,282

	REIT (3.1%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,387,632
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,061,132
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,551,758
960,000	ERP Operating LP, 6.584%, due 04/13/15	999,264
3,000,000	Essex Portfolio LP, 3.625%, due 08/15/22	3,054,912
3,607,000	HCP, Inc., 2.625%, due 02/01/20	3,581,763
3,000,000	HCP, Inc., 6%, due 01/30/17	3,337,866
715,000	HCP, Inc., 6.3%, due 09/15/16	793,110
605,000	Health Care REIT, Inc., 3.75%, due 03/15/23	604,495

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	$599,706
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,938,400
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	900,824
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,278,325
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	390,599
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,716,798
300,000	Liberty Property LP, 5.125%, due 03/02/15	307,579
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,004,399
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,638,923
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,203,280
150,000	UDR, Inc., 5.25%, due 01/15/15	153,115
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,483,530

	Total REIT	36,987,410

	Telecommunications (0.6%)
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,548,810
739,000	AT&T, Inc., 6.5%, due 09/01/37	917,016
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,775,977
2,000,000	Verizon Communications, Inc., 1.981%, due 09/14/18 (2)	2,108,834
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	150,912

	Total Telecommunications	6,501,549

	Total Corporate Bonds (Cost: $226,344,757) (20.1%)	237,394,657

	Municipal Bonds (1.4%)
1,465,000	City of Chicago, Illinois, General Obligation Unlimited, 6.05%, due 01/01/29	1,560,943
2,640,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	3,279,170
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,696,485
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,469,637
970,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,064,148
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	253,580
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,596,120
1,505,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,588,362
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,354,930
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	804,205

	Total Municipal Bonds (Cost: $15,912,565)	16,667,580

	Foreign Government Bonds (0.5%)
6,030,000	Kommunalbanken A.S. (Norway), (144A), 1.125%, due 05/23/18 (1)	5,942,289

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Foreign Government Bonds (Continued)
$200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	$219,045

	Total Foreign Government Bonds (Cost: $6,214,075)	6,161,334

	Asset-Backed Securities (9.1%)
2,103,016	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	2,198,391
2,365,000	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (1)	2,377,010
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.255%, due 12/27/44 (1)(2)	2,818,376
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.654%, due 10/19/24 (1)(2)	2,499,840
2,350,000	AMMC CDO (14-14A-A1L), (144A), 1.68%, due 07/27/26 (1)(2)	2,351,927
2,423,056	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.385%, due 12/25/36 (1)(2)	2,182,240
1,637,581	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,669,534
1,939,374	Brazos Education Loan Authority, Inc. (12-1-A1), 0.855%, due 12/26/35 (2)	1,953,130
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.242%, due 12/26/24 (2)	653,976
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.427%, due 02/25/35 (2)	700,973
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.277%, due 11/25/33 (2)	1,723,617
2,033,625	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)	2,043,388
4,082,591	Cent CLO 19 LP (13-19A-A1A), (144A), 1.564%, due 10/29/25 (1)(2)	4,069,964
1,435,984	College Loan Corp. Trust (05-2-A3), 0.364%, due 04/15/25 (2)	1,430,593
979,167	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	980,072
1,225,000	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)	1,228,460
3,500,000	Educational Funding of the South, Inc. (11-1-A2), 0.884%, due 04/25/35 (2)	3,512,388
1,815,399	Educational Services of America, Inc. (12-2-A), (144A), 0.885%, due 04/25/39 (1)(2)	1,835,271
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.616%, due 07/17/26 (1)(2)	2,495,732
3,341,704	GCO Education Loan Funding Trust (06-2AR-A1RN), (144A), 0.8%, due 08/27/46 (1)(2)	3,224,680
289,170	GE Business Loan Trust (03-1-A), (144A), 0.582%, due 04/15/31 (1)(2)	279,436
262,240	GE Business Loan Trust (04-1-A), (144A), 0.442%, due 05/15/32 (1)(2)	253,353
1,372,196	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (1)(2)	1,339,485
3,445,000	Global SC Finance SRL (14-1A-A2), 3.09%, due 07/17/29	3,444,456
2,955,782	Higher Education Funding I (14-1-A), (144A), 1.277%, due 05/25/34 (1)(2)	3,008,484
2,025,402	Iowa Student Loan Liquidity Corp. (11-1-A), 1.483%, due 06/25/42 (2)	2,070,811
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.206%, due 07/20/43 (2)	2,416,690
5,555,447	Nelnet Student Loan Trust (11-1A-A), (144A), 1.005%, due 02/25/43 (1)(2)	5,642,474
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.105%, due 11/25/43 (1)(2)	2,977,335
3,000,000	Nomad CLO, Ltd. (13-1A-A1), (144A), 1.434%, due 01/15/25 (1)(2)	2,978,676
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.649%, due 11/20/23 (1)(2)	2,600,499

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$3,839,035	Oak Hill Credit Partners (13-9A-A1), (144A), 1.634%, due 10/20/25 (1)(2)	$3,842,863
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.487%, due 08/25/21 (1)(2)	2,411,338
2,558,777	SLC Student Loan Trust (05-3-B), 0.481%, due 06/15/40 (2)	2,345,352
3,400,000	SLM Student Loan Trust (06-2-A6), 0.404%, due 01/25/41 (2)	3,136,330
3,400,000	SLM Student Loan Trust (06-8-A6), 0.394%, due 01/25/41 (2)	3,091,414
674,256	SLM Student Loan Trust (07-6-B), 1.084%, due 04/27/43 (2)	616,357
710,000	SLM Student Loan Trust (08-2-B), 1.434%, due 01/25/29 (2)	650,980
710,000	SLM Student Loan Trust (08-3-B), 1.434%, due 04/25/29 (2)	656,575
8,380,000	SLM Student Loan Trust (08-4-A4), 1.884%, due 07/25/22 (2)	8,834,565
710,000	SLM Student Loan Trust (08-4-B), 2.084%, due 04/25/29 (2)	713,078
710,000	SLM Student Loan Trust (08-5-B), 2.084%, due 07/25/29 (2)	727,461
710,000	SLM Student Loan Trust (08-6-B), 2.084%, due 07/25/29 (2)	716,453
710,000	SLM Student Loan Trust (08-7-B), 2.084%, due 07/25/29 (2)	715,503
710,000	SLM Student Loan Trust (08-8-B), 2.484%, due 10/25/29 (2)	740,173
710,000	SLM Student Loan Trust (08-9-B), 2.484%, due 10/25/29 (2)	751,160
2,000,000	SLM Student Loan Trust (11-2-A2), 1.355%, due 10/25/34 (2)	2,086,788
2,600,000	SLM Student Loan Trust (12-7-A3), 0.805%, due 05/26/26 (2)	2,619,158
2,723,585	SLM Student Loan Trust (13-4-A), 0.705%, due 06/25/27 (2)	2,736,536
822,500	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.344%, due 04/20/21 (1)(2)	814,671

	Total Asset-Backed Securities (Cost: $102,244,490)	107,168,016

	Commercial Mortgage-Backed Securities — Agency (4.4%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,753,925
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,147,119
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	3,007,167
5,684,311	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)	5,766,749
5,117,516	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	5,152,699
5,740,693	Federal National Mortgage Association, Pool #462237, 5.525%, due 07/01/16	6,180,440
4,337,383	Federal National Mortgage Association, Pool #745935, 5.683%, due 08/01/16 (3)	4,638,389
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.4%, due 02/01/20 (3)	2,551,750
3,974,881	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	4,245,684
2,164,328	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21 (3)	2,396,810
2,495,594	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,656,787
3,416,003	Federal National Mortgage Association, Pool #FN0001, 3.762%, due 12/01/20	3,672,942
2,878,561	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	3,181,673

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$2,061,375	NCUA Guaranteed Notes (11-C1-2A), 0.683%, due 03/09/21 (2)	$2,075,892

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $52,759,982)	52,428,026

	Commercial Mortgage-Backed Securities — Non-Agency (4.8%)
1,076,815	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,095,706
3,450,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.137%, due 10/12/42 (2)	3,587,207
1,920,577	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	1,918,698
3,028,084	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP5-A3), 5.266%, due 12/15/44 (2)	3,048,912
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (1)	4,967,352
2,775,493	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	2,782,726
5,912,306	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	6,360,483
1,783,836	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,831,924
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	2,979,672
5,005,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.808%, due 08/12/41 (2)	5,385,400
2,270,453	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.592%, due 04/12/49 (2)	2,312,297
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,175,502
1,134,110	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,179,481
4,609,731	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	4,747,767
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,781,744
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,876,694
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,275,032
4,300,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (1)	4,700,166

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $58,420,590)	57,006,763

	Residential Mortgage-Backed Securities — Agency (24.3%)
385,496	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	434,711
970,707	Federal Home Loan Mortgage Corp. (2575-FD), 0.602%, due 02/15/33 (PAC) (2)	978,965
604,146	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	651,814
8,515,315	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	8,389,974
192,536	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	193,259
279,682	Federal Home Loan Mortgage Corp. (3315-S), 6.258%, due 05/15/37 (I/O) (I/F) (2)	29,944
1,270,919	Federal Home Loan Mortgage Corp. (3339-JS), 41.847%, due 07/15/37 (I/F) (2)	2,503,893
1,240,487	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,379,049
1,744,046	Federal Home Loan Mortgage Corp. (3380-SM), 6.258%, due 10/15/37 (I/O) (I/F) (2)	277,983
1,451,950	Federal Home Loan Mortgage Corp. (3382-FL), 0.852%, due 11/15/37 (2)	1,465,388
5,819,776	Federal Home Loan Mortgage Corp. (3439-SC), 5.748%, due 04/15/38 (I/O) (I/F) (2)	772,324

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$2,395,545	Federal Home Loan Mortgage Corp. (3578-DI), 6.498%, due 04/15/36 (I/O) (I/F) (2)	$432,135
5,844,019	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC) (3)	5,859,001
58,303	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (2)	58,787
4,244,022	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,641,956
46,580	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	49,684
17,970	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	19,169
34,094	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	37,656
4,685,380	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (3)	4,953,183
3,793,982	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,004,429
2,662,770	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (3)	2,807,975
1,449,210	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (3)	1,576,072
3,958,173	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41 (3)	4,040,583
6,145,045	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43 (3)	6,280,067
395,861	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	634,937
503,020	Federal National Mortgage Association (01-34-FV), 0.655%, due 08/25/31 (2)	508,257
4,753	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	4,848
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,288,825
183,686	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	184,935
2,097,862	Federal National Mortgage Association (07-89-GF), 0.675%, due 09/25/37 (2)	2,119,019
440,149	Federal National Mortgage Association (08-30-SA), 6.695%, due 04/25/38 (I/O) (I/F) (2)	53,735
631,074	Federal National Mortgage Association (08-62-SN), 6.045%, due 07/25/38 (I/O) (I/F) (2)	81,151
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,254,808
289,671	Federal National Mortgage Association (09-68-SA), 6.595%, due 09/25/39 (I/O) (I/F) (2)	40,280
4,504,798	Federal National Mortgage Association (10-26-AS), 6.175%, due 03/25/40 (I/O) (I/F) (2)	587,989
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,218,611
41,463	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	46,154
30,735	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	35,418
145,188	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	153,799
118,395	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	128,126
134,661	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	140,913
2,468,450	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (3)	2,609,759
2,249,509	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	2,300,740
4,066,985	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (3)	4,296,388
2,988,527	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (3)	3,059,516
6,115,878	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	6,262,325
4,470,851	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (3)	4,727,926
1,342,916	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,467,209
2,442,944	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	2,750,411
11,510,267	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	11,688,767

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$5,703,232	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	$5,776,511
10,815,015	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	11,215,931
11,696,271	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	12,122,545
39,800,000	Federal National Mortgage Association TBA, 3% (4)	39,015,196
5,660,000	Federal National Mortgage Association TBA, 3% (4)	5,836,875
24,630,000	Federal National Mortgage Association TBA, 3.5% (4)	25,102,204
2,780,000	Federal National Mortgage Association TBA, 3.5% (4)	2,930,685
24,705,000	Federal National Mortgage Association TBA, 4% (4)	25,982,036
17,245,000	Federal National Mortgage Association TBA, 4.5% (4)	18,572,461
1,881,836	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	2,030,239
973,321	Government National Mortgage Association (08-27-SI), 6.314%, due 03/20/38 (I/O) (I/F) (2)	145,742
3,806,952	Government National Mortgage Association (08-81-S), 6.044%, due 09/20/38 (I/O) (I/F) (2)	571,620
1,645,040	Government National Mortgage Association (09-66-UF), 1.152%, due 08/16/39 (2)	1,678,357
6,196,148	Government National Mortgage Association (10-1-S), 5.594%, due 01/20/40 (I/O) (I/F) (2)(3)	907,183
143,277	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	156,304
374,790	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	412,437
2,875,000	Government National Mortgage Association II TBA, 3%(4)	2,881,738
1,515,000	Government National Mortgage Association II TBA, 4%(4)	1,604,361
10,735,000	Government National Mortgage Association II TBA, 4.5% (4)	11,663,242
2,523,886	NCUA Guaranteed Notes (10-R1-1A), 0.603%, due 10/07/20 (2)	2,537,700
1,500,983	NCUA Guaranteed Notes (10-R2-1A), 0.526%, due 11/06/17 (2)	1,504,941
3,085,027	NCUA Guaranteed Notes (10-R2-2A), 0.626%, due 11/05/20 (2)	3,099,127
1,175,654	NCUA Guaranteed Notes (10-R3-1A), 0.713%, due 12/08/20 (2)	1,185,872
983,710	NCUA Guaranteed Notes (10-R3-2A), 0.716%, due 12/08/20 (2)	991,972
1,444,158	NCUA Guaranteed Notes (11-R1-1A), 0.603%, due 01/08/20 (2)	1,453,184
1,390,760	NCUA Guaranteed Notes (11-R2-1A), 0.556%, due 02/06/20 (2)	1,396,491

	Total Residential Mortgage-Backed Securities — Agency (Cost: $283,046,116)	287,257,801

	Residential Mortgage-Backed Securities — Non-Agency (7.0%)
1,180,794	Argent Securities, Inc. (05-W2-A2B1), 0.355%, due 10/25/35 (2)	1,171,968
1,287,595	Asset-Backed Funding Certificates (05-WMC1-M1), 0.815%, due 06/25/35 (2)	1,271,994
3,036,347	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.665%, due 07/25/35 (2)	3,013,367
514,990	Banc of America Funding Corp. (06-G-2A3), 0.326%, due 07/20/36 (2)	515,068
1,998,187	Carrington Mortgage Loan Trust (05-NC5-A2), 0.475%, due 10/25/35 (2)	1,986,385
994,828	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	1,004,729
1,650,473	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	1,693,466

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$716,165	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	$603,971
2,068,783	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,222,038
4,291,110	Countrywide Asset-Backed Certificates (05-11-MV1), 0.622%, due 02/25/36 (2)	4,276,911
25,190	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	27,024
582,405	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.535%, due 09/25/35 (2)	580,707
2,084,034	GSAA Trust (05-3-M1), 0.83%, due 12/25/34 (2)	2,054,681
845,000	GSAMP Trust (05-HE5-M1), 0.785%, due 11/25/35 (2)	806,310
2,229,115	HSBC Home Equity Loan Trust USA (07-1-AM), 0.396%, due 03/20/36 (2)	2,216,070
501,463	HSBC Home Equity Loan Trust USA (07-2-AM), 0.396%, due 07/20/36 (2)	497,479
2,752,328	HSBC Home Equity Loan Trust USA (07-3-APT), 1.356%, due 11/20/36 (2)	2,762,434
2,173,507	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.345%, due 12/25/35 (2)	2,135,727
1,633,479	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.395%, due 04/25/35 (2)	1,539,681
5,913,298	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.605%, due 06/25/35 (2)	5,881,373
468,233	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.525%, due 06/25/35 (2)	466,394
2,030,152	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,442,980
2,366,906	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.07%, due 07/25/34 (2)	2,361,452
496,899	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.693%, due 04/25/34 (2)	505,927
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.855%, due 03/25/35 (2)	2,252,042
4,699,122	New Century Home Equity Loan Trust (05-2-M1), 0.585%, due 06/25/35 (2)	4,639,029
4,515,986	New Century Home Equity Loan Trust (05-3-M1), 0.635%, due 07/25/35 (2)	4,500,925
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.645%, due 07/25/35 (2)	6,825,033
6,435,108	New Century Home Equity Loan Trust (05-4-A2C), 0.525%, due 09/25/35 (2)	6,395,815
29,116	Park Place Securities, Inc. (04-MHQ1-M1), 1.205%, due 12/25/34 (2)	29,201
2,058,293	Park Place Securities, Inc. (04-WWF1-M2), 1.175%, due 12/25/34 (2)	2,041,065
3,097,747	Park Place Securities, Inc. (05-WCH1-M2), 0.675%, due 01/25/36 (2)	3,088,357
3,983,856	Park Place Securities, Inc. (05-WHQ2-A1B), 0.425%, due 05/25/35 (2)	3,965,667
1,106,547	Structured Asset Securities Corp. (03-34A-5A4), 2.441%, due 11/25/33 (2)	1,119,832
2,198,043	Structured Asset Securities Corp. (05-GEL4-M1), 0.672%, due 08/25/35 (2)	2,171,590
1,289,790	Structured Asset Securities Corp. (05-WF4-A4), 0.515%, due 11/25/35 (2)	1,289,225
392,351	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	376,992
2,074,379	Wells Fargo Home Equity Trust (05-2-M1), 0.555%, due 08/25/35 (2)	2,075,740

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $78,467,089)	82,808,649

	U.S. Government Agency Obligations (2.0%)
7,040,000	Federal Farm Credit Bank Funding Corp., 0.15%, due 09/19/14 (2)(3)	7,040,232
5,860,000	Federal Farm Credit Bank Funding Corp., 0.172%, due 09/14/16 (2)(3)	5,861,540

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	$6,020,759
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15 (3)	5,058,220

	Total U.S. Government Agency Obligations (Cost: $23,985,085)	23,980,751

	U.S. Treasury Securities (21.4%)
2,205,308	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	2,253,205
5,461,670	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	5,607,387
1,948,329	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (6)	1,967,508
127,583	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44 (6)	141,772
3,217,946	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,372,182
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16 (3)	8,011,248
10,395,000	U.S. Treasury Note, 0.5%, due 07/31/16	10,387,620
16,905,000	U.S. Treasury Note, 0.875%, due 05/15/17 (3)	16,873,303
6,925,000	U.S. Treasury Note, 0.875%, due 07/15/17	6,899,793
55,365,000	U.S. Treasury Note, 1.625%, due 07/31/19	55,003,829
8,700,000	U.S. Treasury Note, 2.125%, due 01/31/21	8,684,705
96,495,000	U.S. Treasury Note, 2.5%, due 05/15/24	96,035,105
35,770,000	U.S. Treasury Note, 3.625%, due 02/15/44	37,944,136

	Total U.S. Treasury Securities (Cost: $251,777,098)	253,181,793

	Total Fixed Income Securities (Cost: $1,099,171,847) (95.0%)	1,124,055,370

Number of Shares	Money Market Investments
12,050,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	12,050,000
11,067,000	DWS Money Market Series — Institutional Shares, 0.05% (7)	11,067,000

	Total Money Market Investments (Cost: $23,117,000) (2.0%)	23,117,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $6,000,000) (0.5%)
	Banks (0.5%)
$6,000,000	Credit Suisse/New York (Switzerland), 0.547%, due 08/24/15 (2)	5,996,826

	Commercial Paper (1.5%)
	Banks (0.6%)
6,990,000	RBS Holdings USA, Inc., 0.203%, due 08/27/14 (8)	6,988,990

	Electric (0.9%)
11,035,000	National Rural Utilities Cooperative Finance Corp., 0.091%, due 08/22/14 (8)	11,034,421

	Total Commercial Paper (Cost: $18,023,411)	18,023,411

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
	Discount Notes (10.6%)
$10,000,000	Federal Home Loan Bank Discount Note, 0.055%, due 08/15/14 (8)	$9,999,786
6,000,000	Federal Home Loan Bank Discount Note, 0.061%, due 09/29/14 (8)	5,999,410
5,230,000	Federal Home Loan Bank Discount Note, 0.065%, due 09/10/14 (8)	5,229,622
12,000,000	Federal Home Loan Bank Discount Note, 0.069%, due 08/29/14 (8)	11,999,365
5,949,000	Federal Home Loan Bank Discount Note, 0.07%, due 10/01/14 (8)	5,948,447
17,885,000	Federal Home Loan Bank Discount Note, 0.076%, due 09/17/14 (3)(8)	17,883,249
12,000,000	Federal Home Loan Bank Discount Note, 0.076%, due 10/03/14 (8)	11,998,848
20,700,000	Federal Home Loan Bank Discount Note, 0.08%, due 10/24/14 (8)	20,697,351
24,021,000	Federal Home Loan Bank Discount Note, 0.08%, due 10/29/14 (8)	24,017,733
12,000,000	Federal Home Loan Bank Discount Note, 0.088%, due 10/31/14 (8)	11,998,332

	Total Discount Notes (Cost: $125,767,898)	125,772,143

	Repurchase Agreement (5.1%)
24,000,000	Deutsche Bank LLC, 0.09%, due 08/01/14 (collateralized by $24,460,900 U.S. Treasury Note, 0.375%, due 03/31/16, valued at $24,480,004) (Total Amount to be Received Upon Repurchase $24,000,060)	24,000,000
12,797,567	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $13,170,000 U.S. Treasury Note., 0.625%, due 05/31/17 valued at $13,054,763) (Total Amount to be Received Upon Repurchase $12,797,567)	12,797,567
24,000,000	The Royal Bank of Scotland PLC, 0.06%, due 08/01/14 (collateralized by $8,680,000 Federal Home Loan Bank, 0.51%, due 05/27/16, valued at $8,654,807; $25,357,000 Residual Funding Corp. Principal Strip, 0%, due 01/15/30, valued at $14,982,183; $970,000 Federal Home Loan Mortgage Corp., 0%, due 11/29/19, valued at $844,996) (Total Amount to be Received Upon Repurchase $24,000,040)	24,000,000

	Total Repurchase Agreement (Cost: $60,797,567)	60,797,567

	Total Short-Term Investments (Cost: $210,588,876) (17.7%)	210,589,947

	Total Investments (Cost: $1,332,877,723) (114.7%)	1,357,762,317
	Liabilities in Excess of Other Assets (-14.7%)	(174,189,249)

	Net Assets (100.0%)	$1,183,573,068

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $126,830,508 or 10.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)	Rate disclosed, the 7-day net yield, is as of July 31, 2014.

(8)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	0.7%
Asset-Backed Securities	9.1
Auto Manufacturers	0.1
Banks	6.1
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.4
Commercial Mortgage-Backed Securities — Non-Agency	4.8
Commercial Services	0.5
Diversified Financial Services	1.2
Electric	1.3
Energy-Alternate Sources	0.1
Engineering & Construction	0.3
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.5
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.7
Insurance	1.9
Iron & Steel	0.1
Media	0.0	*
Mining	0.2
Municipal Bonds	1.4
Oil & Gas	0.0	*
Pharmaceuticals	0.0	*
Pipelines	1.8
REIT	3.1
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	24.3
Residential Mortgage-Backed Securities — Non-Agency	7.0
Telecommunications	0.6
U.S. Government Agency Obligations	2.0
U.S. Treasury Securities	21.4
Money Market Investments	2.0
Short-Term Investments	17.7

Total	114.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Argentina (2.0% of Net Assets)
	$40,659,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	$36,491,544
	65,860,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	58,944,700
	13,200,000	Argentine Republic Government International Bond, 8.75%, due 05/07/24 (1)	12,380,042

		Total Argentina (Cost: $107,569,390)	107,816,286

		Australia (Cost: $27,937,624) (0.5%)
	28,600,000	Consolidated Minerals, Ltd., (144A), 8%, due 05/15/20 (2)	28,457,000

		Brazil (15.0%)
	14,000,000	Banco do Brasil S.A., (144A), 6.25%, due 12/31/49 (2)(3)(4)	10,956,400
	31,200,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 4%, due 04/14/19 (2)	31,902,000
	19,800,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 5.75%, due 09/26/23 (2)	21,403,800
	53,300,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (2)	53,433,250
BRL	120,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	51,419,944
BRL	93,721,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	38,222,571
BRL	128,990,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	51,710,769
	$86,300,000	Brazilian Government International Bond, 5%, due 01/27/45 (5)	83,495,250
	47,300,000	CIMPOR Financial Operations BV, (144A), 5.75%, due 07/17/24 (2)	46,576,310
	32,500,000	OAS Finance, Ltd., (144A), 8%, due 07/02/21 (2)	32,500,000
	78,100,200	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (2)	82,200,460
	35,000,000	Odebrecht Oil & Gas Finance, Ltd., (144A), 7%, due 12/29/49 (2)(3)(4)	35,142,447
	44,500,000	Petrobras Global Finance BV, 6.25%, due 03/17/24 (6)	47,085,005
	61,900,000	Petrobras International Finance Co., 6.75%, due 01/27/41	63,825,709
	40,500,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (2)	41,634,000
	74,800,000	Rio Oil Finance Trust, (144A), 6.25%, due 07/06/24 (2)	78,039,738
	15,601,600	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (2)	15,172,556
	33,700,000	Tupy Overseas S.A., (144A), 6.625%, due 07/17/24 (2)	34,626,750

		Total Brazil (Cost: $827,009,942)	819,346,959

		Chile (3.4%)
	14,300,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (2)	15,508,493
	54,000,000	GNL Quintero S.A., (144A), 4.634%, due 07/31/29 (2)(5)	54,540,373
	52,000,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (2)	55,442,140
	47,700,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (2)	48,900,704

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Chile (Continued)
	$12,000,000	Transelec S.A., (144A), 4.25%, due 01/14/25 (2)	$11,929,884

		Total Chile (Cost: $181,512,187)	186,321,594

		China (2.2%)
	50,000,000	China Cinda Finance, Ltd., (144A), 5.625%, due 05/14/24 (2)(6)	52,179,847
	32,500,000	CNOOC Nexen Finance ULC, 4.25%, due 04/30/24 (6)	33,330,245
	35,000,000	Tencent Holdings, Ltd., (144A), 3.375%, due 05/02/19 (2)	35,583,170

		Total China (Cost: $117,232,808)	121,093,262

		Colombia (5.1%)
	46,800,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	50,193,000
	46,500,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (2)	47,662,500
COP	47,800,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22 (6)	25,997,141
	$53,600,000	Ecopetrol S.A., 5.875%, due 05/28/45	56,038,800
	52,000,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (2)	53,202,760
	46,000,000	SUAM Finance BV, (144A), 4.875%, due 04/17/24 (2)	46,460,000

		Total Colombia (Cost: $274,273,636)	279,554,201

		Costa Rica (Cost: $32,195,429) (0.6%)
	31,000,000	Costa Rica Government International Bond, (144A), 7%, due 04/04/44 (2)	32,627,500

		Croatia (1.1%)
	41,625,000	Croatia Government International Bond, (144A), 6%, due 01/26/24 (2)	44,642,813
	15,000,000	Croatia Government International Bond, (Reg. S), 6.75%, due 11/05/19 (6)(7)	16,781,250

		Total Croatia (Cost: $57,384,851)	61,424,063

		El Salvador (Cost: $30,256,630) (0.6%)
	30,350,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (2)	30,597,049

		Ghana (Cost: $15,836,467) (0.3%)
	17,000,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (7)	16,532,500

		Guatemala (1.2%)
	22,400,000	Agromercantil Senior Trust, (144A), 6.25%, due 04/10/19 (2)	23,513,056
	41,100,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	40,689,000

		Total Guatemala (Cost: $63,971,500)	64,202,056

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Hungary (3.1%)
	$56,000,000	Hungary Government International Bond, 5.375%, due 02/21/23	$59,920,000
	30,000,000	Hungary Government International Bond, 5.375%, due 03/25/24	31,857,600
	68,500,000	Hungary Government International Bond, 5.75%, due 11/22/23	74,749,940

		Total Hungary (Cost: $153,450,809)	166,527,540

		India (1.9%)
	28,000,000	Bharti Airtel International Netherlands BV, (144A), 5.35%, due 05/20/24 (2)	29,458,240
INR	1,940,000,000	India Government Bond, 7.28%, due 06/03/19	30,579,702
INR	2,500,000,000	India Government Bond, 8.83%, due 11/25/23	41,585,774

		Total India (Cost: $99,665,624)	101,623,716

		Indonesia (4.6%)
EUR	16,000,000	Indonesia Government International Bond, (144A), 2.875%, due 07/08/21 (2)	21,568,564
	$50,500,000	Indonesia Government International Bond, (144A), 5.875%, due 01/15/24 (2)	56,875,625
	32,700,000	Pertamina Persero PT, (144A), 6.45%, due 05/30/44 (2)	34,335,000
	49,000,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (7)	46,611,250
	24,000,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (7)	23,695,920
	65,000,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (2)	66,096,875

		Total Indonesia (Cost: $239,204,562)	249,183,234

		Israel (Cost: $60,024,448) (1.2%)
	58,800,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)	67,767,000

		Kenya (Cost: $14,000,000) (0.3%)
	14,000,000	Kenya Government International Bond, (144A), 6.875%, due 06/24/24 (2)	14,910,000

		Mexico (9.6%)
	39,500,000	Alfa SAB de CV, (144A), 6.875%, due 03/25/44 (2)	43,073,609
	44,100,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (2)(3)	46,722,609
	32,000,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (2)	32,618,262
	50,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (2)	56,895,705
	45,000,000	Cemex Finance LLC, (144A), 6%, due 04/01/24 (2)	45,225,000
	22,000,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (2)	23,017,500
	37,250,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (7)	39,939,450

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$65,180,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (2)	$69,215,672
	60,000,000	Corp. GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)(2)	7,162,500
	18,300,000	Credito Real S.A.B de C.V., (144A), 7.5%, due 03/13/19 (2)	19,769,422
MXN	300,000,000	Mexican BONOS Government Bond, 8%, due 06/11/20 (6)	25,936,802
	$56,300,000	Offshore Drilling Holding S.A., (Reg. S), 8.375%, due 09/20/20 (7)	62,070,750
	51,000,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (2)	53,228,517

		Total Mexico (Cost: $562,687,996)	524,875,798

		Morocco (Cost: $55,374,665) (1.1%)
	57,500,000	Office Cherifien des Phosphates, (144A), 6.875%, due 04/25/44 (2)	61,237,500

		Pakistan (1.6%)
	39,435,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (2)	41,308,163
	43,600,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	46,660,720

		Total Pakistan (Cost: $83,029,830)	87,968,883

		Panama (Cost: $22,817,285) (0.4%)
	23,000,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (2)	23,862,500

		Paraguay (1.5%)
	44,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	48,939,550
	27,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	30,913,500

		Total Paraguay (Cost: $72,161,786)	79,853,050

		Peru (0.6%)
	10,000,000	Corp. Financiera de Desarrollo S.A., (144A), 3.25%, due 07/15/19 (2)	10,020,000
	10,000,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (2)(3)	10,250,000
	10,702,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21(7)	11,828,631

		Total Peru (Cost: $31,401,033)	32,098,631

		Russia (6.0%)
	36,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (2)	35,280,000
	9,550,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (2)	9,406,750
	51,900,000	Gazprom Neft OAO via GPN Capital S.A., (144A), 6%, due 11/27/23 (2)	49,564,500
	44,800,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 02/06/28 (6)(7)	40,104,960
	54,900,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 6.51%, due 03/07/22 (7)	56,739,150

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
	$24,000,000	Lukoil International Finance BV, (Reg. S), 4.563%, due 04/24/23 (7)	$22,230,000
	70,500,000	Sberbank of Russia via SB Capital S.A., (144A), 5.5%, due 02/26/24 (2)(3)	63,450,000
	51,500,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (2)(3)(4)	48,806,550

		Total Russia (Cost: $340,097,014)	325,581,910

		Saudi Arabia (Cost: $88,018,650) (1.7%)
	86,300,000	Saudi Electricity Global Sukuk Co. 3, (144A), 5.5%, due 04/08/44 (2)	90,809,175

		Senegal (Cost: $21,794,438) (0.4%)
	21,800,000	Senegal Government International Bond, (144A), 6.25%, due 07/30/24 (2)	21,922,734

		Serbia (1.4%)
	51,500,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (6)(7)	52,787,500
RSD	2,100,000,000	Serbia Treasury Bond, 10%, due 06/12/16	24,372,034

		Total Serbia (Cost: $77,274,017)	77,159,534

		Slovenia (2.5%)
	$34,000,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (2)	36,528,920
	70,800,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	77,437,500
	20,000,000	Slovenia Government International Bond, (Reg. S), 5.85%, due 05/10/23 (6)(7)	22,415,532

		Total Slovenia (Cost: $126,293,790)	136,381,952

		South Africa (0.9%)
ZAR	149,250,000	South Africa Government Bond, 7.75%, due 02/28/23 (6)	13,657,548
	$37,800,000	South Africa Government International Bond, 5.375%, due 07/24/44	38,225,250

		Total South Africa (Cost: $50,787,291)	51,882,798

		Turkey (5.8%)
	34,200,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 4.557%, due 10/10/18 (2)	35,867,250
	49,500,000	TC Ziraat Bankasi AS, (144A), 4.25%, due 07/03/19 (2)	49,341,600
	50,000,000	Turk Telekomunikasyon AS, (144A), 4.875%, due 06/19/24 (2)	49,425,000
TRY	26,000,000	Turkey Government Bond, 10.4%, due 03/27/19 (6)	12,938,490
	$70,000,000	Turkey Government International Bond, 5.75%, due 03/22/24 (6)	76,825,000
	36,000,000	Turkey Government International Bond, 6.625%, due 02/17/45	41,895,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Turkey (Continued)
$50,500,000	Turkiye Is Bankasi, (144A), 5%, due 06/25/21 (2)	$50,436,875

	Total Turkey (Cost: $304,661,803)	316,729,215

	Ukraine (5.2%)
15,500,000	Financing of Infrastrucural Projects State Enterprise, (Reg. S), 9%, due 12/07/17 (7)	15,190,000
9,500,000	MHP S.A., (Reg. S), 8.25%, due 04/02/20 (7)	8,884,400
75,200,000	National JSC Naftogaz of Ukraine, 9.5%, due 09/30/14	73,414,000
11,700,000	Oschadbank via SSB #1 PLC, (Reg. S), 8.25%, due 03/10/16 (7)	10,824,840
42,500,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (7)	40,853,125
59,300,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (7)	57,906,450
46,000,000	Ukraine Government International Bond, (Reg. S), 9.25%, due 07/24/17 (7)	46,862,500
31,608,000	Ukreximbank via Biz Finance PLC, (Reg. S), 8.375%, due 04/27/15 (7)	29,869,560

	Total Ukraine (Cost: $277,875,136)	283,804,875

	Venezuela (6.9%)
74,500,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (6)(7)	46,413,500
170,150,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (6)(7)	158,877,563
71,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (6)(7)	60,371,896
67,850,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (6)(7)	53,431,875
64,450,000	Venezuela Government International Bond, 9.25%, due 09/15/27 (6)	54,460,250

	Total Venezuela (Cost: $360,935,124)	373,555,084

	Total Fixed Income Securities (Cost: $4,776,735,765) (88.7%)	4,835,707,599

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $587,353,455) (10.8%)
587,353,455	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $598,850,000 U.S. Treasury Note, 0.625% and maturity dates ranging from 08/15/16-05/31/17 valued at $599,104,563; (Total Amount to be Received Upon Repurchase $587,353,455)	587,353,455

	U.S. Treasury Securities (0.1%)
1,055,000	U.S. Treasury Bill, 0.018%, due 10/16/14 (8)	1,054,961
1,124,000	U.S. Treasury Bill, 0.026%, due 08/14/14 (8)	1,123,990
756,000	U.S. Treasury Bill, 0.03%, due 08/21/14 (8)	755,988

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
$1,103,000	U.S. Treasury Bill, 0.034%, due 09/11/14 (8)	$1,102,957

	Total U.S. Treasury Securities (Cost: $4,037,891)	4,037,896

	Total Short-Term Investments (Cost: $591,391,346) (10.9%)	591,391,351

	Total Investments (Cost: $5,368,127,111) (99.6%)	5,427,098,950
	Excess of Other Assets over Liabilities (0.4%)	20,896,036

	Total Net Assets (100.0%)	$5,447,994,986

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	BRL	130,286,000	10/01/14	$57,636,187	$56,574,677	$(1,061,510)
Bank of America	EUR	36,565,085	01/28/15	50,742,100	48,957,384	(1,784,716)
Bank of America	HUF	5,898,000,000	08/04/14	26,298,658	25,107,451	(1,191,207)
Bank of America	JPY	5,872,440,000	10/01/14	56,494,288	57,126,219	631,931
Bank of America	PLN	79,695,000	08/04/14	25,767,912	25,520,366	(247,546)
Bank of America	RUB	1,828,375,000	01/21/15	46,896,248	49,068,834	2,172,586
Bank of America	TRY	114,685,000	08/19/14	54,109,460	53,253,837	(855,623)

				$317,944,853	$315,608,768	$(2,336,085)

SELL (10)
Bank of America	BRL	130,286,600	10/01/14	57,700,000	56,574,937	1,125,063
Bank of America	EUR	36,565,085	01/28/15	50,000,000	48,957,384	1,042,616
Bank of America	HUF	5,898,000,000	08/04/14	25,000,000	25,107,451	(107,451)
Bank of America	JPY	5,872,440,000	10/01/14	60,000,000	57,126,219	2,873,781
Bank of America	PLN	79,695,000	08/04/14	25,000,000	25,520,366	(520,366)
Bank of America	RUB	1,972,300,000	10/27/14	55,000,000	54,078,553	921,447
Bank of America	RUB	1,828,375,000	01/21/15	50,000,000	49,068,835	931,165
Bank of America	TRY	114,685,000	08/19/14	50,000,000	53,253,837	(3,253,837)

				$372,700,000	$369,687,582	$3,012,418

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
3,045	5-Year U.S. Treasury Note Futures	09/30/14	$361,855,431	$3,175,125
900	10 -Year U.S. Treasury Note Futures	09/19/14	112,148,438	995,118

			$474,003,869	$4,170,243

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
PLN	-	Polish Zloty.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.
OJSC		Open Joint-Stock Company

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $2,735,125,887 or 50.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(4)		Perpetual Maturity.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(7)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2014, the value of these securities amounted to $941,222,602 or 17.3% of net assets.

(8)		Rate shown represents yield-to-maturity.

(9)		Fund buys foreign currency, sells U.S. Dollar.

(10)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Agriculture	0.2%
Airlines	0.9
Banks	11.7
Building Materials	2.0
Chemicals	1.1
Diversified Financial Services	7.7
Electric	5.0
Energy-Alternate Sources	0.2
Engineering & Construction	2.1
Foreign Government Bonds	32.8
Gas	2.2
Government Regional/Local	1.0
Holding Companies — Diversified	1.8
Internet	0.6
Iron & Steel	0.6
Mining	0.5
Oil & Gas	16.9
Telecommunications	1.4
Short-Term Investments	10.9

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Brazil (12.0% of Net Assets)
BRL	8,150,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/16	$3,089,481
BRL	19,480,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/18	5,886,086
BRL	22,578,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	9,685,353
BRL	12,130,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	4,949,677
BRL	12,350,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	4,964,616
BRL	6,290,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	2,456,273

		Total Brazil (Cost: $31,442,785)	31,031,486

		Colombia (6.6%)
COP	3,300,000,000	Colombian TES (Treasury) Bond, 5%, due 11/21/18	1,702,615
COP	7,000,000,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	3,384,086
COP	5,600,000,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,103,031
COP	9,570,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	5,204,867
COP	5,500,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	3,627,403

		Total Colombia (Cost: $16,596,062)	17,022,002

		Hungary (2.9%)
HUF	492,370,000	Hungary Government Bond, 6%, due 11/24/23	2,320,608
HUF	388,400,000	Hungary Government Bond, 6.5%, due 06/24/19	1,847,421
HUF	255,000,000	Hungary Government Bond, 6.75%, due 11/24/17	1,204,718
HUF	100,600,000	Hungary Government Bond, 6.75%, due 10/22/28	496,147
HUF	320,500,000	Hungary Government Bond, 7.5%, due 11/12/20	1,616,244

		Total Hungary (Cost: $7,674,977)	7,485,138

		India (4.5%)
INR	175,000,000	India Government Bond, 7.28%, due 06/03/19 (1)	2,758,478
INR	173,000,000	India Government Bond, 8.83%, due 11/25/23	2,877,736
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	834,863
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,091,928

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	$2,947,726

		Total India (Cost: $13,407,180)	11,510,731

		Indonesia (5.3%)
IDR	30,702,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	2,447,982
IDR	19,006,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	1,397,850
IDR	27,963,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	2,280,334
IDR	13,154,000,000	Indonesia Treasury Bond, 7.375%, due 09/15/16	1,139,010
IDR	18,963,000,000	Indonesia Treasury Bond, 8.25%, due 06/15/32	1,585,095
IDR	15,458,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	1,369,891
IDR	12,499,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	1,129,093
IDR	13,111,000,000	Indonesia Treasury Bond, 9.5%, due 07/15/31	1,224,467
IDR	11,769,000,000	Indonesia Treasury Bond, 10.5%, due 08/15/30	1,190,623

		Total Indonesia (Cost: $14,104,214)	13,764,345

		Malaysia (7.7%)
MYR	12,278,000	Malaysia Government Bond, 3.26%, due 03/01/18 (1)(2)	3,806,387
MYR	2,969,000	Malaysia Government Bond, 3.48%, due 03/15/23	902,033
MYR	3,300,000	Malaysia Government Bond, 3.844%, due 04/15/33	971,203
MYR	4,601,000	Malaysia Government Bond, 4.012%, due 09/15/17 (1)	1,460,558
MYR	10,347,000	Malaysia Government Bond, 4.16%, due 07/15/21 (1)	3,305,472
MYR	9,310,000	Malaysia Government Bond, 4.262%, due 09/15/16 (1)	2,968,422
MYR	13,048,000	Malaysia Government Bond, 4.378%, due 11/29/19 (2)	4,209,164
MYR	5,431,000	Malaysia Government Bond, 4.392%, due 04/15/26	1,751,229
MYR	1,400,000	Malaysia Government Bond, 4.498%, due 04/15/30	452,284

		Total Malaysia (Cost: $19,514,858)	19,826,752

		Mexico (8.8%)
MXN	14,700,000	Mexican BONOS Government Bond, 6.5%, due 06/09/22	1,174,122
MXN	35,000,000	Mexican BONOS Government Bond, 7.25%, due 12/15/16 (1)	2,865,555
MXN	27,590,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	2,348,792

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
MXN	14,400,000	Mexican BONOS Government Bond, 7.75%, due 11/23/34	$1,227,090
MXN	14,600,000	Mexican BONOS Government Bond, 7.75%, due 11/13/42 (1)	1,229,230
MXN	53,370,000	Mexican BONOS Government Bond, 8%, due 06/11/20 (1)	4,614,157
MXN	13,600,000	Mexican BONOS Government Bond, 8%, due 12/07/23	1,192,154
MXN	40,000,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	3,475,647
MXN	20,200,000	Mexican BONOS Government Bond, 8.5%, due 11/18/38	1,836,535
MXN	27,700,000	Mexican BONOS Government Bond, 10%, due 12/05/24 (1)	2,773,224

		Total Mexico (Cost: $22,768,401)	22,736,506

		Peru (1.4%)
PEN	1,170,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (3)	420,907
PEN	3,370,000	Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (3)	1,274,368
PEN	3,010,000	Peruvian Government International Bond, (Reg. S), 7.84%, due 08/12/20 (3)	1,250,402
PEN	1,730,000	Peruvian Government International Bond, (Reg. S), 8.2%, due 08/12/26 (3)	765,825

		Total Peru (Cost: $3,553,142)	3,711,502

		Philippines (Cost: $1,199,024) (0.5%)
PHP	48,000,000	Philippine Government International Bond, 4.95%, due 01/15/21	1,192,824

		Poland (6.4%)
PLN	10,860,000	Poland Government Bond, 4%, due 10/25/23 (1)	3,640,061
PLN	3,400,000	Poland Government Bond, 4.75%, due 04/25/17	1,151,190
PLN	4,800,000	Poland Government Bond, 5.25%, due 10/25/17	1,658,731
PLN	8,250,000	Poland Government Bond, 5.25%, due 10/25/20	2,967,345
PLN	6,100,000	Poland Government Bond, 5.5%, due 10/25/19	2,192,414
PLN	13,250,000	Poland Government Bond, 5.75%, due 09/23/22 (1)	4,960,311

		Total Poland (Cost: $16,557,979)	16,570,052

		Romania (1.9%)
RON	4,830,000	Romania Government Bond, 5.75%, due 01/27/16	1,529,638
RON	9,300,000	Romania Government Bond, 5.85%, due 04/26/23	3,171,086
RON	900,000	Romania Government Bond, 5.9%, due 07/26/17	295,301

		Total Romania (Cost: $4,859,608)	4,996,025

		Russia (6.6%)
RUB	83,600,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	2,105,448
RUB	64,100,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	1,561,787

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
RUB	113,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	$2,640,816
RUB	130,400,000	Russian Federal Bond — OFZ, 7.35%, due 01/20/16	3,580,947
RUB	115,300,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	3,091,584
RUB	58,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	1,516,573
RUB	90,000,000	Russian Foreign Bond — Eurobond, (Reg. S), 7.85%, due 03/10/18 (3)	2,414,768

		Total Russia (Cost: $18,981,366)	16,911,923

		Serbia (1.8%)
RSD	200,000,000	Serbia Treasury Bond, 10%, due 05/16/15	2,322,545
RSD	200,000,000	Serbia Treasury Bond, 10%, due 06/12/16	2,321,146

		Total Serbia (Cost: $4,725,243)	4,643,691

		South Africa (7.4%)
ZAR	41,950,400	South Africa Government Bond, 6.25%, due 03/31/36	2,923,512
ZAR	20,819,000	South Africa Government Bond, 6.75%, due 03/31/21	1,834,139
ZAR	36,969,000	South Africa Government Bond, 7%, due 02/28/31	2,929,526
ZAR	49,860,000	South Africa Government Bond, 8%, due 12/21/18	4,754,671
ZAR	25,883,000	South Africa Government Bond, 8.75%, due 02/28/48	2,334,071
ZAR	27,907,000	South Africa Government Bond, 10.5%, due 12/21/26	3,042,445
ZAR	13,389,000	South Africa Government Bond, 13.5%, due 09/15/15	1,338,515

		Total South Africa (Cost: $21,546,502)	19,156,879

		Turkey (7.6%)
TRY	7,510,000	Turkey Government Bond, 6.3%, due 02/14/18	3,269,860
TRY	7,800,000	Turkey Government Bond, 7.1%, due 03/08/23	3,250,682
TRY	11,500,000	Turkey Government Bond, 8.3%, due 10/07/15	5,358,632
TRY	10,100,000	Turkey Government Bond, 8.3%, due 06/20/18	4,675,446
TRY	6,350,000	Turkey Government Bond, 9.5%, due 01/12/22	3,097,813

		Total Turkey (Cost: $19,557,681)	19,652,433

		Total Fixed Income Securities (Cost: $216,489,022) (81.4%)	210,212,289

		Short-Term Investments
		Egypt (Cost: $1,040,364) (0.4%)
	EGP 7,600,000	Egypt Treasury Bill, 0%, due 10/14/14	1,039,014

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Short-Term Investments	Value
		Nigeria (Cost: $2,189,924) (0.9%)
NGN	362,000,000	Nigeria Treasury Bill, 0%, due 10/09/14	$2,194,516

		Total Foreign Government Bonds (Cost: $3,230,288) (1.3%)	3,233,530

		Total Short-Term Investments (Cost: $3,230,288) (1.3%)	3,233,530

		Total Investments (Cost: $219,719,310) (82.7%)	213,445,819
		Excess of Other Assets over Liabilities (17.3%)	44,644,050

		Total Net Assets (100.0%)	$258,089,869

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	BRL	15,806,000	10/01/14	$6,992,258	$6,863,511	$(128,747)
Bank of America	CNH	16,036,380	10/17/14	2,565,000	2,580,686	15,686
Bank of America	EUR	10,964,311	01/28/15	15,215,394	14,680,234	(535,160)
Bank of America	HUF	3,538,800,000	08/04/14	15,779,195	15,064,470	(714,725)
Bank of America	KRW	1,119,718,700	09/22/14	1,087,000	1,086,667	(333)
Bank of America	PLN	47,817,000	08/04/14	15,460,748	15,312,220	(148,528)
Bank of America	TRY	11,468,500	08/19/14	5,410,946	5,325,384	(85,562)
Bank of America	ZAR	35,804,800	08/20/14	3,408,520	3,332,342	(76,178)

				$65,919,061	$64,245,514	$(1,673,547)

SELL (5)
Bank of America	BRL	15,806,000	10/01/14	$7,000,000	$6,863,511	$136,489
Bank of America	EUR	10,964,311	01/28/15	15,000,000	14,680,234	319,766
Bank of America	PLN	47,817,000	08/04/14	15,000,000	15,312,220	(312,220)
Bank of America	RUB	161,133,750	10/23/14	4,500,000	4,423,510	76,490
Bank of America	RUB	179,300,000	10/27/14	5,000,000	4,916,232	83,768
Bank of America	TRY	11,468,500	08/19/14	5,000,000	5,325,384	(325,384)
Bank of America	ZAR	35,804,800	08/20/14	3,200,000	3,332,342	(132,342)
Wells Fargo Investments LLC	HUF	3,538,800,000	08/04/14	15,000,000	15,064,470	(64,470)

				$69,700,000	$69,917,903	$(217,903)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2014

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	EUR	3,174,096	01/20/15	MYR	13,900,000	$41,539
Bank of America	EUR	7,590,000	01/16/15	PLN	31,773,258	(86,271)

						$(44,732)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
CNH	-	Yuan Renminbi Offshore.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.

(1)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(2)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2014, the value of these securities amounted to $6,126,270 or 2.4% of net assets.

(4)		Fund buys foreign currency, sells U.S. Dollar.

(5)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Electric	2.3%
Foreign Government Bonds	79.1
Short-Term Investments	1.3

Total	82.7%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.2% of Net Assets)
$18,154	Educational Services of America, Inc. (12-2-A), (144A), 0.885%, due 04/25/39 (1)(2)	$18,353
11,090	Goal Capital Funding Trust (06-1-A3), 0.347%, due 11/25/26 (2)	10,994
8,175	Nelnet Student Loan Trust (12-5A-A), (144A), 0.755%, due 10/27/36 (1)(2)	8,202
7,414	Scholar Funding Trust (11-A-A), (144A), 1.135%, due 10/28/43 (1)(2)	7,470

	Total Asset-Backed Securities (Cost: $44,885)	45,019

	Commercial Mortgage-Backed Securities — Agency (Cost: $7,743) (0.2%)
7,724	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	7,815

	Commercial Mortgage-Backed Securities — Non-Agency (5.0%)
10,529	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	10,567
1,225	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	1,224
17,750	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.707%, due 06/11/40 (2)	18,291
43,304	Commercial Mortgage Pass-Through Certificates (05-C6-A5A), 5.116%, due 06/10/44 (2)	44,652
9,327	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.463%, due 02/15/39 (2)	9,425
20,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	20,432
12,545	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 5.866%, due 04/15/45 (2)	12,886
10,116	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	10,722
11,579	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	11,681
31,886	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	32,840
14,502	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	15,086

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $191,801)	187,806

	Residential Mortgage-Backed Securities — Agency (3.0%)
17,182	Federal Home Loan Mortgage Corp. (3346-FA), 0.382%, due 02/15/19 (2)	17,200
14,059	Federal Home Loan Mortgage Corp. (242-F29), 0.402%, due 11/15/36 (2)	14,041
17,858	Federal National Mortgage Association (01-70-OF), 1.105%, due 10/25/31 (2)	18,195
30,950	Federal National Mortgage Association (05-W3-2AF), 0.375%, due 03/25/45 (2)	30,895
9,892	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	10,137
9,140	Federal National Mortgage Association (93-247-FM), 1.867%, due 12/25/23 (2)	9,379
12,120	NCUA Guaranteed Notes (11-R6-1A), 0.536%, due 05/07/20 (2)(3)	12,132

	Total Residential Mortgage-Backed Securities — Agency (Cost: $110,045)	111,979

	Residential Mortgage-Backed Securities — Non-Agency (15.2%)
18,287	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	18,944

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$18,038	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	$18,569
3,528	Banc of America Funding Corp. (06-G-2A3), 0.326%, due 07/20/36 (2)	3,528
10,895	Bear Stearns Alt-A Trust (04-13-A1), 0.895%, due 11/25/34 (2)	10,915
8,239	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.555%, due 08/25/43 (2)	8,154
24,422	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	25,359
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,922
25,181	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	26,839
17,152	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.172%, due 11/25/33 (2)	15,091
39,206	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	40,248
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.155%, due 08/25/34 (2)	19,289
15,401	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.605%, due 10/25/34 (2)	15,566
67,847	JPMorgan Mortgage Trust (05-A6-7A1), 2.708%, due 08/25/35 (2)(4)	65,350
46,984	MASTR Seasoned Securitization Trust (04-1-4A1), 2.561%, due 10/25/32 (2)	47,946
37,124	MASTR Seasoned Securitization Trust (05-1-4A1), 2.436%, due 10/25/32 (2)	37,684
37,444	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	40,884
17,045	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.605%, due 07/25/34 (2)	16,560
30,795	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	32,375
12,523	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	12,610
31,683	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	32,233
1,092	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.495%, due 05/25/35 (2)	1,093
23,391	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	24,030

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $520,949)	572,189

	Corporate Bonds (20.3%)
	Airlines (3.9%)
85,838	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	98,166
50,807	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.599%, due 02/15/18 (EETC) (2)	49,918

	Total Airlines (Cost: $138,786)	148,084

	Banks (6.6%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,940
80,000	Bank of America N.A., 0.511%, due 06/15/16 (2)	79,682
7,000	Citigroup, Inc., 0.777%, due 08/25/36 (2)	5,664
75,000	Citigroup, Inc., 1.924%, due 05/15/18 (2)	77,908

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$75,000	JPMorgan Chase Bank N.A., 0.56%, due 06/13/16 (2)	$74,814

	Total Banks (Cost: $242,436)	249,008

	Diversified Financial Services (2.4%)
60,000	General Electric Capital Corp., 0.602%, due 05/05/26 (2)	55,969
35,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (1)	35,000

	Total Diversified Financial Services (Cost: $80,758)	90,969

	Electric (Cost: $25,048) (0.7%)
25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,162

	Insurance (3.7%)
70,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	70,000
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	71,225

	Total Insurance (Cost: $137,531)	141,225

	REIT (3.0%)
35,000	HCP, Inc., 2.625%, due 02/01/20	34,755
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	76,386

	Total REIT (Cost: $107,696)	111,141

	Total Corporate Bonds (Cost: $732,255) (20.3%)	765,589

	Municipal Bond (Cost: $75,077) (2.0%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	76,547

	U.S. Government Agency Obligation (Cost: $20,000) (0.5%)
20,000	Federal Farm Credit Bank, 0.209%, due 02/27/17 (2)	20,031

	Total Fixed Income Securities (Cost: $1,702,755) (47.4%)	1,786,975

Number of Shares	Money Market Investments
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.03% (5)	9,000
36,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (5)	36,000
6,000	DWS Money Market Series — Institutional Shares, 0.05% (5)	6,000
14,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.01% (5)	14,500

	Total Money Market Investments (Cost: $65,500) (1.7%)	65,500

Principal Amount	Short-Term Investments
	Discount Notes (37.8%)
$25,000	Federal Home Loan Bank Discount Note, 0.08%, due 09/29/14 (6)	24,997
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 08/11/14 (6)	99,998
90,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 08/13/14 (6)	89,998

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
$40,000	Federal Home Loan Mortgage Corp. Discount Note, 0.071%, due 09/11/14 (6)	$39,997
80,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 09/25/14 (6)	79,991
20,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 10/22/14 (3)(6)	19,998
20,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 09/08/14 (3)(6)	19,998
15,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 10/06/14 (3)(6)	14,999
75,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 10/23/14 (6)	74,990
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.085%, due 10/17/14 (3)(6)	99,988
20,000	Federal Home Loan Mortgage Corp. Discount Note, 0.085%, due 10/31/14 (3)(6)	19,997
75,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 11/10/14 (6)	74,983
85,000	Federal National Mortgage Association Discount Note, 0.05%, due 08/18/14 (6)	84,998
90,000	Federal National Mortgage Association Discount Note, 0.05%, due 08/20/14 (6)	89,998
110,000	Federal National Mortgage Association Discount Note, 0.05%, due 08/26/14 (6)	109,996
35,000	Federal National Mortgage Association Discount Note, 0.065%, due 08/18/14 (6)	34,999
130,000	Federal National Mortgage Association Discount Note, 0.071%, due 10/29/14 (6)	129,982
30,000	Federal National Mortgage Association Discount Note, 0.075%, due 09/08/14 (6)	29,998
20,000	Federal National Mortgage Association Discount Note, 0.075%, due 09/24/14 (3)(6)	19,998
15,000	Federal National Mortgage Association Discount Note, 0.08%, due 10/02/14 (3)(6)	14,999
85,000	Federal National Mortgage Association Discount Note, 0.08%, due 10/01/14 (6)	84,992
120,000	Federal National Mortgage Association Discount Note, 0.085%, due 10/14/14 (3)(6)	119,986
45,000	Federal National Mortgage Association Discount Note, 0.085%, due 10/15/14 (3)(6)	44,995

	Total Discount Notes (Cost: $1,424,839)	1,424,875

	Repurchase Agreement (Cost: $117,169) (3.1%)
117,169	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $125,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $123,906) (Total Amount to be Received Upon Repurchase $117,169)	117,169

	Time Deposit (Cost: $17,259) (0.5%)
17,259	State Street Euro Dollar Time Deposit, 0.01%, due 08/01/14 (3)	17,259

	Total Short-Term Investments (Cost: $1,559,267) (41.4%)	1,559,303

	Total Investments (Cost: $3,327,522) (90.5%)	3,411,778
	Excess of Other Assets over Liabilities (9.5%)	358,321

	Net Assets (100.0%)	$3,770,099

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2014

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
OTC Swaps
$2,290,988	8/26/14	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills minus 0.2%	Credit Suisse Custom 24 Total Return Index	$(21,748)	$—	$(21,748)
1,521,387	8/26/14	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	Citi Custom CIVICS H Index	(14,966)	—	(14,966)

					$(36,714)	$—	$(36,714)

Notes to the Consolidated Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over-the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $210,250 or 5.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(5)	Rate disclosed, the 7-day net yield, is as of July 31, 2014.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	3.9%
Asset-Backed Securities	1.2
Banks	6.6
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Diversified Financial Services	2.4
Electric	0.7
Insurance	3.7
Municipal Bond	2.0
REIT	3.0
Residential Mortgage-Backed Securities — Agency	3.0
Residential Mortgage-Backed Securities — Non-Agency	15.2
U.S. Government Agency Obligation	0.5
Money Market Investments	1.7
Short-Term Investments	41.4

Total	90.5%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
		Corporate Bonds (12.8% of Net Assets)
		Airlines (2.1%)
	$188,794	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$204,605
	85,493	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	100,881
	20,158	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	23,031

		Total Airlines	328,517

		Banks (7.2%)
	45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (1)	61,970
	250,000	Bank of America N.A., 6.1%, due 06/15/17	280,134
	200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (2)	227,583
	300,000	Chase Capital VI, 0.85%, due 08/01/28 (3)	263,250
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	124,105
	40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	45,775
	100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	105,536
	50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	57,091

		Total Banks	1,165,444

		Diversified Financial Services (1.1%)
	200,000	General Electric Capital Corp., 0.704%, due 08/15/36 (3)	172,180

		Insurance (1.1%)
	100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (2)(3)	113,015
	65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (2)(3)	70,281

		Total Insurance	183,296

		REIT (1.3%)
	100,000	HCP, Inc., 2.625%, due 02/01/20	99,300
	100,000	SL Green Realty Corp., 5%, due 08/15/18	108,153

		Total REIT	207,453

		Total Corporate Bonds (Cost: $1,762,262) (12.8%)	2,056,890

		Foreign Government Bonds (39.5%)
EUR	360,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (4)	534,191
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (2)	423,716
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (4)	412,472
EUR	150,000	Ireland Government Bond, 4.5%, due 10/18/18 (4)	232,870
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	312,967
EUR	400,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	622,379
JPY	83,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (4)	847,732
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	157,704

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount		Fixed Income Securities	Value
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21	$238,706
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (Reg. S), 5.65%, due 02/15/24 (1)	171,032
EUR	200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 11/07/19 (1)	304,569
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (4)	296,891
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	273,438
EUR	315,000	Spain Government Bond, 5.5%, due 04/30/21	523,116
EUR	53,000	Spain Government Bond, (Reg. S), 4.4%, due 10/31/23 (1)	82,530
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22	251,581
GBP	365,000	United Kingdom Gilt, (Reg. S), 3.75%, due 09/07/21 (1)(4)	673,828

		Total Foreign Government Bonds (Cost: $6,225,217)	6,359,722

		Asset-Backed Securities (3.5%)
	100,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.627%, due 12/05/24 (2)(3)	99,950
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.884%, due 04/25/35 (3)	55,195
	49,399	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (2)(3)	48,221
	48,128	Iowa Student Loan Liquidity Corp. (11-1-A), 1.483%, due 06/25/42 (3)	49,207
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.061%, due 02/25/36 (2)(3)	88,287
	50,000	SLM Student Loan Trust (07-3-A4), 0.294%, due 01/25/22 (3)	48,806
	50,000	SLM Student Loan Trust (11-2-A2), 1.355%, due 10/25/34 (3)	52,170
	84,284	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (2)	90,606
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.654%, due 07/01/42 (2)(3)	38,514

		Total Asset-Backed Securities (Cost: $541,438)	570,956

		Commercial Mortgage-Backed Securities — Agency (1.1%)
	65,000	Federal National Mortgage Association (14-M8-FA), 0.402%, due 05/25/18 (ACES) (3)	65,086
	112,213	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	110,518

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $177,329)	175,604

		Commercial Mortgage-Backed Securities — Non-Agency (1.7%)
	36,772	Banc of America Re-REMIC Trust (10-UB4-A4A), (144A), 4.867%, due 12/20/41 (2)(3)	37,543
	47,701	LB-UBS Commercial Mortgage Trust (05-C1-A4), 4.742%, due 02/15/30	48,233
	101,101	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	108,464
	65,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	71,049

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $267,553)	265,289

		Residential Mortgage-Backed Securities — Agency (13.5%)
	34,176	Federal Home Loan Mortgage Corp. (2990-ND), 16.505%, due 12/15/34 (I/F) (PAC) (3)(4)	42,347
	227,959	Federal Home Loan Mortgage Corp. (3439-SC), 5.748%, due 04/15/38 (I/O) (I/F) (3)	30,252
	252,909	Federal National Mortgage Association (07-52-LS), 5.895%, due 06/25/37 (I/O) (I/F) (3)	32,038
	222,938	Federal National Mortgage Association (08-18-SM), 6.845%, due 03/25/38 (I/O) (I/F) (3)	33,051
	163,272	Federal National Mortgage Association (09-115-SB), 6.095%, due 01/25/40 (I/O) (I/F) (3)	22,856

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$323,083	Federal National Mortgage Association (10-116-SE), 6.445%, due 10/25/40 (I/O) (3)(4)	$55,974
99,617	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	2,653
224,951	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	230,074
232,948	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	238,526
90,896	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	92,305
117,938	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	119,454
104,306	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	108,107
180,000	Federal National Mortgage Association TBA, 2.5% (5)	181,148
45,000	Federal National Mortgage Association TBA, 3% (5)	46,406
75,000	Federal National Mortgage Association TBA, 3% (5)	73,521
425,000	Federal National Mortgage Association TBA, 3.5% (5)	433,148
210,000	Federal National Mortgage Association TBA, 4% (5)	220,855
50,000	Federal National Mortgage Association TBA, 4.5% (5)	53,849
165,646	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (4)	39,180
465,002	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	63,233
500,609	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	55,568

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,181,793)	2,174,545

	Residential Mortgage-Backed Securities — Non-Agency (6.8%)
149,132	American Home Mortgage Investment Trust (07-1-GA1C), 0.345%, due 05/25/47 (3)	108,901
153,443	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.567%, due 10/25/35 (3)(6)	136,028
70,930	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	76,184
242,403	Lehman XS Trust (06-9-A1B), 0.315%, due 05/25/46 (3)(6)	200,547
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.485%, due 04/25/37 (3)	245,119
159,355	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.403%, due 12/25/34 (3)	159,596
261,588	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.073%, due 05/25/36 (3)	176,030

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $749,298)	1,102,405

	U.S. Government Agency Obligations (1.0%)
80,000	Federal Farm Credit Bank, 0.172%, due 09/14/16 (3)	80,021
80,000	Federal Farm Credit Bank, 0.204%, due 04/17/17 (3)	80,106

	Total U.S. Government Agency Obligations (Cost: $159,980)	160,127

	U.S. Treasury Securities (6.7%)
45,000	U.S. Treasury Note, 2.125%, due 01/31/21	44,921
630,000	U.S. Treasury Note, 2.5%, due 05/15/24	626,997
385,000	U.S. Treasury Note, 3.625%, due 02/15/44	408,401

	Total U.S. Treasury Securities (Cost: $1,066,922)	1,080,319

	Total Fixed Income Securities (Cost: $13,131,792) (86.6%)	13,945,857

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Money Market Investments	Value
157,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	$157,000
157,000	DWS Money Market Series — Institutional Shares, 0.05% (7)	157,000

	Total Money Market Investments (Cost: $314,000) (2.0%)	314,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $70,000) (0.4%)
	Banks (0.4%)
$70,000	Credit Suisse/New York (Switzerland), 0.547%, due 08/24/15 (3)	69,963

	Discount Notes (13.7%)
400,000	Federal Home Loan Bank Discount Note, 0.077%, due 10/08/14 (8)	399,958
335,000	Federal Home Loan Bank Discount Note, 0.085%, due 10/15/14 (8)	334,961
340,000	Federal Home Loan Bank Discount Note, 0.09%, due 10/22/14 (8)	339,958
455,000	Federal Home Loan Mortgage Corp. Discount Note, 0.081%, due 10/24/14 (8)	454,942
80,000	Federal National Mortgage Association Discount Note, 0.06%, due 08/11/14 (8)	79,999
150,000	Federal National Mortgage Association Discount Note, 0.065%, due 08/18/14 (8)	149,995
450,000	Federal National Mortgage Association Discount Note, 0.071%, due 10/29/14 (8)	449,939

	Total Discount Notes (Cost: $2,209,644)	2,209,752

	Repurchase Agreement (Cost: $486,951) (3.0%)
486,951	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $505,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $500,581) (Total Amount to be Received Upon Repurchase $486,951)	486,951

	U.S. Treasury Security (Cost: $11,000) (0.1%)
11,000	U.S. Treasury Bill, 0.026%, due 08/14/14 (8)	11,000

	Total Short-Term Investments (Cost: $2,777,595) (17.2%)	2,777,666

	Total Investments (Cost: $16,223,387) (105.8%)	17,037,523
	Liabilities in Excess of Other Assets (-5.8%)	(929,237)

	Total Net Assets (100.0%)	$16,108,286

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Barclays Bank PLC	EUR	820,000	10/17/14	$1,112,890	$1,097,436	$(15,454)
Barclays Bank PLC	JPY	86,800,000	10/17/14	854,365	844,472	(9,893)

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
JPMorgan Securities Inc.	KRW	170,000,000	10/17/14	164,730	164,805	75

				$2,131,985	$2,106,713	$(25,272)

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
NOK	-	Norwegian Krona.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
ACES	-	Alternative Credit Enhancement Securities
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2014, the value of these securities amounted to $1,293,929 or 8.0% of net assets.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $1,627,978 or 10.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Rate disclosed, the 7-day net yield, is as of July 31, 2014.

(8)		Rate shown represents yield-to-maturity.

(9)		Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	2.1%
Asset-Backed Securities	3.5
Banks	7.2
Commercial Mortgage-Backed Securities — Agency	1.1
Commercial Mortgage-Backed Securities — Non-Agency	1.7
Diversified Financial Services	1.1
Foreign Government Bonds	39.5
Insurance	1.1
REIT	1.3
Residential Mortgage-Backed Securities — Agency	13.5
Residential Mortgage-Backed Securities — Non-Agency	6.8
U.S. Government Agency Obligations	1.0
U.S. Treasury Securities	6.7
Money Market Investments	2.0
Short-Term Investments	17.2

Total	105.8%

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Canada	2.6%
France	2.6
Germany	3.3
Ireland	1.4
Israel	1.9
Italy	3.9
Japan	6.3
Mexico	1.4
Netherlands	0.7
Norway	1.5
Portugal	1.1
Romania	1.9
Singapore	1.8
Slovenia	1.7
Spain	3.7
Sweden	1.6
Switzerland	0.4
United Kingdom	5.2
United States	62.8

Total	105.8%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Bank Loans (7.3% of Net Assets)
	Auto Manufacturers (0.9% of Net Assets)
$250,000	Navistar International Corp., Term Loan B, 6.043%, due 08/17/17 (1)	$252,291

	Coal (0.4%)
99,750	Murray Energy Corp., First Lien Term Loan, 6.065%, due 12/05/19 (1)	100,548

	Electric (3.3%)
464,565	La Frontera Generation LLC, Term Loan, 5.598%, due 09/30/20 (1)	466,307
285,764	Texas Competitive Electric Holdings, Debtor In Possession Term Loan, 3.474%, due 05/05/16 (1)(2)	287,863
174,400	Utility Services Associates Inc., Term Loan B, 7.483%, due 09/30/20 (1)	176,144

	Total Electric	930,314

	Healthcare-Services (0.9%)
250,000	Regionalcare Hospitals Partners, Inc. First Lien Term Loan, 6.92%, due 04/19/19 (1)(2)	250,208

	Software (1.8%)
500,000	First Data Corp., New 2018 Extended Term Loan, 5.248%, due 03/23/18 (1)	496,250

	Total Bank Loans (Cost: $1,983,440)	2,029,611

	Corporate Bonds (85.9%)
	Airlines (4.5%)
471,127	American Airlines, Inc. Pass-Through Trust (13-1-B), 5.625%, due 01/15/21 (EETC)	498,217
188,794	American Airlines, Inc. Pass-Through Trust (13-2-A), 4.95%, due 07/15/24 (EETC)	204,605
197,195	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	221,044
272,022	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC) (3)	320,986

	Total Airlines	1,244,852

	Banks (2.7%)
400,000	Citigroup, Inc., 0.777%, due 08/25/36 (4)	323,670
480,000	JPMorgan Chase Capital XIII, 1.184%, due 09/30/34 (3)(4)	421,200

	Total Banks	744,870

	Chemicals (0.3%)
75,000	Momentive Performance Materials, Inc., 8.875%, due 10/15/20	78,938

	Coal (2.8%)
250,000	Arch Coal, Inc., (144A), 8%, due 01/15/19 (5)	245,000
375,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	270,000

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Coal (Continued)
$75,000	Walter Energy, Inc., 8.5%, due 04/15/21	$36,375
205,000	Walter Energy, Inc., 9.875%, due 12/15/20	107,625
170,000	Walter Energy, Inc., (144A), 11%, due 04/01/20 (5)	121,550

	Total Coal	780,550

	Commercial Services (1.9%)
480,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (5)	529,800

	Diversified Financial Services (0.5%)
125,000	Ally Financial, Inc., 7.5%, due 09/15/20	144,531

	Electric (7.1%)
100,000	AES Corp., 3.229%, due 06/01/19 (4)	100,000
130,000	AES Corp., 4.875%, due 05/15/23	125,775
70,000	AES Corp., 5.5%, due 03/15/24	68,950
420,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (5)	445,200
195,000	Dynegy, Inc., 5.875%, due 06/01/23	188,175
500,000	Gabs Dynegy Danskamm, Series B, 7.67%, due 08/11/16 (6)	—
75,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	73,875
175,000	Homer City Generation LP, 8.137%, due 10/01/19	188,125
300,000	Homer City Generation LP, 8.734%, due 10/01/26	322,500
194,859	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28 (EETC)	219,703
140,000	NRG Yield Operating LLC, 5.375%, due 08/15/24	140,000
100,000	RJS Power Holdings LLC, (144A), 5.125%, due 07/15/19 (5)	98,500

	Total Electric	1,970,803

	Engineering & Construction (0.5%)
150,000	MasTec, Inc., 4.875%, due 03/15/23	147,938

	Entertainment (0.8%)
200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	215,750

	Food (0.5%)
130,000	Post Holdings, Inc., 7.375%, due 02/15/22	138,775

	Gas (1.5%)
150,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	163,125
250,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (5)	266,875

	Total Gas	430,000

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Healthcare-Products (0.6%)
$175,000	Mallickrodt International Fiance SA/Mallinckrodt CB LLC (Luxembourg), (144A), 5.75%, due 08/01/22 (2)(5)	$176,094

	Healthcare-Services (6.3%)
95,000	CHS/Community Health Systems, Inc., (144A), 5.125%, due 08/15/18	97,612
230,000	CHS/Community Health Systems, Inc., (144A), 5.125%, due 08/01/21 (5)	232,875
150,000	CHS/Community Health Systems, Inc., 7.125%, due 07/15/20	161,625
165,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	163,350
20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (5)	21,400
135,000	Fresenius Medical Care US Finance, Inc., (144A), 6.5%, due 09/15/18 (5)	150,525
525,000	HCA, Inc., 6.5%, due 02/15/20	574,245
180,000	LifePoint Hospitals, Inc., (144A), 5.5%, due 12/01/21 (5)	185,400
135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	132,975
40,000	Tenet Healthcare Corp., 6%, due 10/01/20	41,900

	Total Healthcare-Services	1,761,907

	Holding Companies — Diversified (0.2%)
65,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (5)	66,788

	Household Products/Wares (2.8%)
750,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	766,875

	Insurance (1.1%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (4)(5)	305,250

	Iron & Steel (0.3%)
75,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	93,750

	Lodging (0.3%)
70,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., (144A), 5.625%, due 10/15/21 (5)	73,500

	Media (8.4%)
130,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 03/15/21	129,838
155,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (5)	160,037
230,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	242,075
100,000	CSC Holdings LLC, (144A), 5.25%, due 06/01/24 (5)	97,250
625,000	CSC Holdings LLC, 6.75%, due 11/15/21	672,656

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$310,000	DISH DBS Corp., 6.75%, due 06/01/21	$341,775
200,000	Numericable Group SA (France), (144A), 4.875%, due 05/15/19 (5)	203,500
210,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	217,744
225,000	Time, Inc., (144A), 5.75%, due 04/15/22 (5)	223,453
55,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (5)	59,950

	Total Media	2,348,278

	Oil & Gas (14.8%)
175,000	Approach Resources, Inc., 7%, due 06/15/21	182,437
95,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	102,125
500,000	Chesapeake Energy Corp., 3.484%, due 04/15/19 (4)	503,125
115,000	Cimarex Energy Co., 5.875%, due 05/01/22	126,213
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	312,000
80,000	Denbury Resources, Inc., 5.5%, due 05/01/22	78,800
110,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	122,925
100,000	Hilcorp Energy I LP / Hilcorp Finance Co., (144A), 5%, due 12/01/24 (5)	98,125
200,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	212,750
300,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (5)	310,500
225,000	Newfield Exploration Co., 5.625%, due 07/01/24	243,844
320,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (5)	336,800
625,000	QEP Resources, Inc., 5.25%, due 05/01/23	628,125
40,000	Sanchez Energy Corp., (144A), 6.125%, due 01/15/23 (5)	40,000
190,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	205,200
80,000	Seventy Seven Energy, Inc., (144A), 6.5%, due 07/15/22 (5)	80,800
35,000	SM Energy Co., 6.5%, due 11/15/21	37,713
160,000	SM Energy Co., 6.5%, due 01/01/23	172,400
185,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, due 07/01/21	201,650
125,000	Whiting Petroleum Corp., 5%, due 03/15/19	131,562

	Total Oil & Gas	4,127,094

	Packaging & Containers (1.0%)
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., (144A), 3.232%, due 12/15/19 (4)(5)	196,500
75,000	Ball Corp., 4%, due 11/15/23	69,563

	Total Packaging & Containers	266,063

	Pharmaceuticals (2.7%)
280,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.75%, due 08/15/21 (5)	292,250

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (Continued)
$325,000	VPI Escrow Corp. (Canada), (144A), 6.375%, due 10/15/20 (5)	$336,781
110,000	VPII Escrow Corp. (Canada), (144A), 7.5%, due 07/15/21 (5)	119,625

	Total Pharmaceuticals	748,656

	Pipelines (6.7%)
100,000	Access Midstream Partners LP/ACMP Finance Corp., 5.875%, due 04/15/21	105,750
225,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., (144A), 6.125%, due 03/01/22 (5)	234,000
30,000	El Paso LLC, 7.75%, due 01/15/32	33,300
316,000	El Paso LLC, 7.8%, due 08/01/31	349,180
120,000	El Paso LLC, 8.05%, due 10/15/30	132,600
455,000	Energy Transfer Partners LP, 3.257%, due 11/01/66 (4)	427,700
100,000	Rose Rock Midstream LP/Rose Rock Finance Corp., (144A), 5.625%, due 07/15/22 (5)	100,500
160,000	Sabine Pass Liquefaction LLC, 5.625%, due 02/01/21	166,400
100,000	Sabine Pass Liquefaction LLC, (144A), 5.75%, due 05/15/24 (5)	102,250
125,000	Southern Star Central Corp., (144A), 5.125%, due 07/15/22 (5)	125,312
80,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, due 11/15/23	77,800

	Total Pipelines	1,854,792

	REIT (0.6%)
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	72,275
95,000	Geo Group, Inc. (The), 5.875%, due 01/15/22	98,325

	Total REIT	170,600

	Semiconductors (1.8%)
250,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (5)	251,250
250,000	NXP BV/NXP Funding LLC, (144A), 5.75%, due 02/15/21 (5)	261,562

	Total Semiconductors	512,812

	Software (1.3%)
200,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (5)	210,500
130,000	First Data Corp., (144A), 6.75%, due 11/01/20 (5)	137,475
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (5)	27,375

	Total Software	375,350

	Telecommunications (13.9%)
160,000	CenturyLink, Inc., 5.8%, due 03/15/22	164,566
125,000	Inmarsat Finance PLC (United Kingdom), (144A), 4.875%, due 05/15/22 (5)	124,844

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$525,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	$556,500
197,000	Level 3 Financing, Inc., 7%, due 06/01/20	209,805
75,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	80,250
50,000	MetroPCS Wireless, Inc., 6.625%, due 11/15/20	52,344
225,000	Qwest Corp., 7.25%, due 09/15/25	266,396
50,000	SBA Communications Corp., (144A), 4.875%, due 07/15/22 (5)	48,125
250,000	Softbank Corp. (Japan), (144A), 4.5%, due 04/15/20 (5)	250,625
425,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (5)	500,990
155,000	Sprint Nextel Corp., 9.25%, due 04/15/22	186,000
100,000	T-Mobile USA, Inc., 5.25%, due 09/01/18	103,375
200,000	T-Mobile USA, Inc., 6.464%, due 04/28/19	209,000
20,000	T-Mobile USA, Inc., 6.5%, due 01/15/24	20,912
245,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	256,944
120,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	127,200
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	203,500
200,000	Virgin Media Secured Finance PLC (United Kingdom), (144A), 5.5%, due 01/15/25 (5)	202,500
250,000	Windstream Corp., 7.75%, due 10/15/20	268,750
50,000	Windstream Corp., 7.875%, due 11/01/17	57,190

	Total Telecommunications	3,889,816

	Total Corporate Bonds (Cost: $23,706,465) (85.9%)	23,964,432

	Asset-Backed Securities (4.6%)
65,000	ARES XXVI CLO, Ltd. (13-1A-B), (144A), 1.984%, due 04/15/25 (4)(5)	63,499
85,000	Babson CLO, Ltd. (13-IA-B), (144A), 1.834%, due 04/20/25 (4)(5)	82,398
85,000	Babson CLO, Ltd. (14-IA-A2), (144A), 2.13%, due 07/12/25 (4)(5)	84,151
70,000	BlueMountain CLO, Ltd. (13-4A-B1), (144A), 2.134%, due 04/15/25 (4)(5)	69,226
90,000	Cent CLO, Ltd. (13-18A-B1), (144A), 1.783%, due 07/23/25 (4)(5)	86,879
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.227%, due 12/05/24 (4)(5)	123,395
75,000	CIFC Funding, Ltd. (13-4A-B1), (144A), 2.077%, due 11/27/24 (4)(5)	73,628
85,000	Dryden Senior Loan Fund (14-31A-B), (144A), 2.134%, due 04/18/26 (4)(5)	83,648
100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 3.234%, due 01/15/25 (4)(5)	100,028
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.324%, due 11/15/24 (4)(5)	74,660
85,000	Goldentree Loan Opportunities VIII, Ltd. (14-8A-B1), (144A), 2.259%, due 04/19/26 (4)(5)	84,856
70,000	Highbridge Loan Management (3A-2014-A2), (144A), 2.084%, due 01/18/25 (4)(5)	68,744
100,000	LCM XII LP (12A-D), (144A), 4.734%, due 10/19/22 (4)(5)	100,127
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.479%, due 11/20/23 (4)(5)	100,094
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.534%, due 10/20/23 (4)(5)	100,040

	Total Asset-Backed Securities (Cost: $1,283,630)	1,295,373

	Total Fixed Income Securities (Cost: $26,973,535) (97.8%)	27,289,416

	Common Stock

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Number of Shares	Common Stock	Value
	Electric (Cost: $85,964) (0.2%)
2,500	Dynegy, Inc. (7)	$66,375

Principal Amount	Short-Term Investments
	Discount Notes (3.4%)
$ 100,000	Federal Home Loan Bank Discount Note, 0.074%, due 09/24/14 (8)	99,988
595,000	Federal Home Loan Bank Discount Note, 0.085%, due 09/30/14 (8)	594,966
255,000	Federal Home Loan Bank Discount Note, 0.085%, due 10/15/14 (8)	254,971

	Total Discount Notes (Cost: $949,859)	949,925

	Repurchase Agreement (Cost: $1,019,542) (3.7%)
1,019,542	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $1,050,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $1,040,813) (Total Amount to be Received Upon Repurchase $1,019,542)	1,019,542

	Total Short-Term Investments (Cost: $1,969,401) (7.1%)	1,969,467

	Total Investments (Cost: $29,028,900) (105.1%)	29,325,258
	Liabilities in Excess of Other Assets (-5.1%)	(1,423,344)

	Net Assets (100.0%)	$27,901,914

Credit Default Swaps - Buy Protection
Notional Amount (9)	Implied Credit Spread (10)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value (11)
OTC Swaps
150,000	0.93%%	3/20/19	Credit Suisse International	1.0%	Freeport-McMoRan Copper & Gold Inc.	$(3,576)	$3,032	$(544)
350,000	1.32%%	3/20/19	Goldman Sachs International	1.0%	ALCOA, Inc.	(8,318)	12,897	4,579
250,000	1.32%%	3/20/19	Goldman Sachs International	1.0%	ALCOA, Inc.	(4,508)	7,779	3,271

						$(16,402)	$23,708	$7,306

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Rate stated is the effective yield.

(2)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $9,347,009 or 33.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(7)	Non-income producing security.

(8)	Rate shown represents yield-to-maturity.

(9)	The maximum potential amount the Fund could receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(10)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(11)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investment by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	4.5%
Asset-Backed Securities	4.6
Auto Manufacturers	0.9
Banks	2.7
Chemicals	0.3
Coal	3.2
Commercial Services	1.9
Diversified Financial Services	0.5
Electric	10.6
Engineering & Construction	0.5
Entertainment	0.8
Food	0.5
Gas	1.5
Healthcare-Products	0.6
Healthcare-Services	7.2
Holding Companies — Diversified	0.2
Household Products/Wares	2.8
Insurance	1.1
Iron & Steel	0.3
Lodging	0.3
Media	8.4
Oil & Gas	14.8
Packaging & Containers	1.0
Pharmaceuticals	2.7
Pipelines	6.7
REIT	0.6
Semiconductors	1.8
Software	3.1
Telecommunications	13.9
Short-Term Investments	7.1

Total	105.1%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (6.0% of Net Assets)
$177,665	Federal Home Loan Mortgage Corp., Pool #310005, 4.933%, due 11/01/19 (1)	$184,005
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	107,963
92,534	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K502-A1), 0.727%, due 12/25/16	91,951
85,763	Federal National Mortgage Association, Pool #468220, 3.05%, due 06/01/16	88,673
94,528	Federal National Mortgage Association, Pool #FN0002, 3.306%, due 12/01/17	99,383
91,273	Federal National Mortgage Association, Pool #467173, 4.64%, due 01/01/21	102,196
110,082	Federal National Mortgage Association, Pool #387224, 4.86%, due 01/01/15	110,130
54,506	Federal National Mortgage Association, Pool #745506, 5.663%, due 02/01/16	57,618
98,251	Federal National Mortgage Association (14-M6-FA), 0.442%, due 12/25/17 (1)	98,404
105,326	Government National Mortgage Association (05-76-B), 4.886%, due 10/16/38 (1)	109,688
43,852	Government National Mortgage Association (07-12-B), 5.14%, due 12/16/36 (1)	45,414
98,894	Government National Mortgage Association (07-77-D), 5.003%, due 08/16/38 (1)	99,709
78,519	Government National Mortgage Association (11-77-A), 2.105%, due 04/16/33	78,880

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $1,284,992)	1,274,014

	Commercial Mortgage-Backed Securities — Non-Agency (12.7%)
29,657	Banc of America Commercial Mortgage Trust (06-2-A3), 5.703%, due 05/10/45 (1)	30,224
26,128	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 4.867%, due 12/20/41 (1)(2)	26,675
80,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-1-A5), 5.267%, due 11/10/42 (1)	81,175
4,549	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	4,548
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-4-A5A), 4.933%, due 07/10/45 (I/O)	102,953
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.137%, due 10/12/42 (1)	46,790
61,550	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	67,281
100,000	Citigroup Commercial Mortgage Trust (12-GC8-A2), 1.813%, due 09/10/45	101,074
32,645	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.463%, due 02/15/39 (1)	32,988
71,862	Credit Suisse First Boston Mortgage Securities Corp. (04-C5-A4), 4.829%, due 11/15/37	72,101
31,813	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	32,753
2,594	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	2,602
49,183	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	49,135
29,239	GS Mortgage Securities Trust (06-GG8-A3), 5.542%, due 11/10/39	29,269
103,591	GS Mortgage Securities Trust (11-GC3-A2), (144A), 3.645%, due 03/10/44 (2)	107,530
105,000	GS Mortgage Securities Trust (11-GC5-A2), 2.999%, due 08/10/44	108,545
114,672	JPMorgan Chase Commercial Mortgage Securities Corp. (04-C3-A5), 4.878%, due 01/15/42	115,583

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$22,309	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A3A), 4.678%, due 07/15/42	$22,445
80,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	81,728
69,057	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP3-A4A), 4.936%, due 08/15/42 (1)	71,163
18,157	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	18,557
116,646	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-ASB), 5.79%, due 06/12/43 (1)	120,648
57,248	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB17-A3), 5.45%, due 12/12/43	57,307
27,327	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	27,431
21,074	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD11-A2), 5.789%, due 06/15/49 (1)	21,351
74,212	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	75,609
100,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A3), (144A), 4.106%, due 07/15/46 (2)	107,769
79,102	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	79,308
63,601	LB-UBS Commercial Mortgage Trust (05-C1-A4), 4.742%, due 02/15/30	64,311
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	57,045
88,974	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	95,718
25,884	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.272%, due 12/12/49 (1)	25,945
136,494	Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-A1), 0.916%, due 08/15/45	136,701
82,858	Morgan Stanley Capital I Trust (06-T21-A3), 5.185%, due 10/12/52 (1)	82,910
143,964	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	144,859
73,554	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	74,197
25,559	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.56%, due 08/15/39 (1)	25,934
82,004	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	83,194
85,578	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.745%, due 06/15/49 (1)	86,957
130,000	WFRBS Commercial Mortgage Trust (11-C5-A2), 2.684%, due 11/15/44	134,081

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,724,298)	2,706,394

	Residential Mortgage-Backed Securities — Agency (32.5%)
23,866	Federal Home Loan Mortgage Corp. (2550-FI), 0.502%, due 11/15/32 (TAC) (1)	23,884
14,141	Federal Home Loan Mortgage Corp. (2581-F), 0.602%, due 12/15/32 (1)	14,152
297,110	Federal Home Loan Mortgage Corp. (2591-EF), 0.652%, due 03/15/32 (1)	298,209
94,396	Federal Home Loan Mortgage Corp. (263-F5), 0.652%, due 06/15/42 (1)	94,687

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$18,296	Federal Home Loan Mortgage Corp. (2806-FV), 0.592%, due 11/15/33 (1)	$18,299
20,747	Federal Home Loan Mortgage Corp. (2817-FC), 0.602%, due 07/15/31 (1)	20,765
288,879	Federal Home Loan Mortgage Corp. (2828-TA), 0.552%, due 10/15/30 (1)	289,539
376,707	Federal Home Loan Mortgage Corp. (2835-LE), 0.502%, due 11/15/30 (1)	377,343
185,460	Federal Home Loan Mortgage Corp. (2990-DE), 0.532%, due 11/15/34 (1)	185,970
48,654	Federal Home Loan Mortgage Corp. (3001-HS), 16.37%, due 02/15/35 (I/F) (PAC) (1)	56,604
132,615	Federal Home Loan Mortgage Corp. (3174-FM), 0.392%, due 05/15/36 (PAC) (1)	132,821
134,130	Federal Home Loan Mortgage Corp. (3300-FA), 0.452%, due 08/15/35 (1)	134,480
160,018	Federal Home Loan Mortgage Corp. (3318-F), 0.402%, due 05/15/37 (1)	159,476
187,803	Federal Home Loan Mortgage Corp. (3335-FT), 0.302%, due 08/15/19 (1)	187,884
256,459	Federal Home Loan Mortgage Corp. (3345-FP), 0.352%, due 11/15/36 (1)	256,647
41,236	Federal Home Loan Mortgage Corp. (3346-FA), 0.382%, due 02/15/19 (1)	41,281
213,823	Federal Home Loan Mortgage Corp. (3737-GF), 0.552%, due 11/15/37 (PAC) (1)	214,624
196,270	Federal Home Loan Mortgage Corp. (3767-JF), 0.452%, due 02/15/39 (PAC) (1)	196,971
158,351	Federal Home Loan Mortgage Corp. (3798-BF), 0.452%, due 06/15/24 (1)	158,853
235,547	Federal Home Loan Mortgage Corp. (3803-DF), 0.552%, due 11/15/35 (PAC) (1)	236,537
201,952	Federal Home Loan Mortgage Corp. (3824-FA), 0.302%, due 03/15/26 (1)	202,073
45,566	Federal Home Loan Mortgage Corp. (3828-KF), 0.552%, due 02/15/36 (1)	45,588
72,341	Federal Home Loan Mortgage Corp. (3946-FG), 0.502%, due 10/15/39 (PAC) (1)	72,603
43,526	Federal National Mortgage Association (03-11-FA), 1.155%, due 09/25/32 (1)	44,732
54,267	Federal National Mortgage Association (03-64-KS), 9.448%, due 07/25/18 (I/F) (1)	59,975
140,559	Federal National Mortgage Association (06-60-DF), 0.585%, due 04/25/35 (1)	141,183
67,833	Federal National Mortgage Association (06-84-WF), 0.455%, due 02/25/36 (PAC) (1)	68,016
142,072	Federal National Mortgage Association (07-64-FA), 0.625%, due 07/25/37 (1)	142,851
177,970	Federal National Mortgage Association (07-67-FA), 0.405%, due 04/25/37 (1)	178,008
39,808	Federal National Mortgage Association (08-47-PF), 0.655%, due 06/25/38 (PAC) (1)	40,053
74,043	Federal National Mortgage Association (09-33-FB), 0.975%, due 03/25/37 (1)	75,588
163,557	Federal National Mortgage Association (10-2-TF), 0.655%, due 06/25/27 (1)	163,796
120,589	Federal National Mortgage Association (10-50-FA), 0.505%, due 01/25/24 (1)	120,599
175,313	Federal National Mortgage Association (10-9-MG), 3%, due 09/25/30 (PAC)	177,180
177,616	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	182,228
39,717	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	44,449
61,074	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	70,488
4,150	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,315
45,832	Federal National Mortgage Association, Pool #786884, 2.31%, due 08/01/34 (1)	47,752
71,881	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	80,635
27,708	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	31,196

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$63,318	Government National Mortgage Association (04-104-FJ), 0.456%, due 09/20/33 (1)	$63,343
138,596	Government National Mortgage Association (10-108-PF), 0.556%, due 02/20/38 (PAC) (1)	139,241
186,206	Government National Mortgage Association (10-2-FA), 0.656%, due 05/20/37 (1)	186,641
188,821	Government National Mortgage Association (12-13-KF), 0.456%, due 07/20/38 (1)	189,575
31,394	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	31,836
23,880	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	24,831
19,897	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	20,633
137,782	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	142,714
50,386	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	52,543
106,429	NCUA Guaranteed Notes (10-R1-1A), 0.603%, due 10/07/20 (1)	107,012
70,685	NCUA Guaranteed Notes (10-R2-1A), 0.526%, due 11/06/17 (1)	70,871
265,238	NCUA Guaranteed Notes (10-R3-1A), 0.713%, due 12/08/20 (1)	267,544
256,620	NCUA Guaranteed Notes (10-R3-2A), 0.716%, due 12/08/20 (1)	258,775
94,809	NCUA Guaranteed Notes (11-R2-1A), 0.556%, due 02/06/20 (1)	95,200
53,859	NCUA Guaranteed Notes (11-R3-1A), 0.553%, due 03/11/20 (1)	54,078
92,212	NCUA Guaranteed Notes (11-R5-1A), 0.533%, due 04/06/20 (1)	92,390
16,160	NCUA Guaranteed Notes (11-R6-1A), 0.536%, due 05/07/20 (1)	16,176

	Total Residential Mortgage-Backed Securities — Agency (Cost: 6,788,964)	6,905,737

	Residential Mortgage-Backed Securities — Non-Agency (1.7%)
4,938	Banc of America Funding Corp. (06-G-2A3), 0.326%, due 07/20/36 (1)	4,939
16,478	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.555%, due 08/25/43 (1)	16,308
180,629	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	184,050
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.155%, due 08/25/34 (1)	38,579
30,397	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.605%, due 10/25/34 (1)	30,721
35,275	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.575%, due 09/25/35 (1)	34,812
34,089	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.605%, due 07/25/34 (1)	33,120
17,107	Residential Accredit Loans, Inc. (02-QS16-A2), 0.705%, due 10/25/17 (1)	16,475
2,183	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.495%, due 05/25/35 (1)	2,186

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $347,454)	361,190

	Corporate Bonds (20.4%)
	Airlines (1.2%)
106,314	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	119,172
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.674%, due 05/15/18 (EETC) (1)	48,950

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Airlines (Continued)
$80,945	UAL Pass-Through Trust (09-2A), 9.75%, due 07/15/18 (EETC)	$92,277

	Total Airlines	260,399

	Auto Manufacturers (0.4%)
75,000	Nissan Motor Acceptance Corp. (Japan), (144A), 0.934%, due 09/26/16 (1)(2)	75,395

	Banks (4.6%)
250,000	Bank of America N.A., 0.511%, due 06/15/16 (1)	249,007
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,155
30,000	Citigroup, Inc., 6.375%, due 08/12/14	30,040
75,000	Citigroup, Inc., 1.194%, due 07/25/16 (1)	75,757
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,598
300,000	JPMorgan Chase Bank N.A., 0.56%, due 06/13/16 (1)	299,257
75,000	Macquarie Bank, Ltd. (Australia), (144A), 0.67%, due 06/15/16 (1)(2)	75,090
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,016
100,000	Royal Bank of Scotland PLC (The) (United Kingdom), 0.974%, due 09/29/15 (1)	100,151

	Total Banks	971,071

	Commercial Services (0.3%)
75,000	Catholic Health Initiatives, 1.6%, due 11/01/17	74,907

	Diversified Financial Services (1.3%)
100,000	Ford Motor Credit Co. LLC, 7%, due 04/15/15	104,406
75,000	General Electric Capital Corp., 0.884%, due 07/12/16 (1)	75,732
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	50,162
40,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (2)	40,000

	Total Diversified Financial Services	270,300

	Electric (1.0%)
120,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	120,780
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	59,118
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	31,987

	Total Electric	211,885

	Engineering & Construction (1.0%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	203,040

	Food (0.2%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,477

	Gas (0.5%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	103,086

	Healthcare-Services (0.8%)
85,000	Providence Health & Services Obligated Group, 1.185%, due 10/01/17 (1)	84,868
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,659

	Total Healthcare-Services	160,527

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Insurance (1.1%)
$135,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	$135,000
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,191

	Total Insurance	236,191

	Oil & Gas (0.2%)
50,000	Devon Energy Corp., 0.681%, due 12/15/15 (1)	50,202

	Pharmaceuticals (0.7%)
100,000	McKesson Corp., 0.63%, due 09/10/15 (1)	100,202
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,658

	Total Pharmaceuticals	150,860

	Pipelines (0.8%)
75,000	TransCanada Pipelines, Ltd. (Canada), 0.914%, due 06/30/16 (1)	75,611
100,000	Williams Partners LP, 3.8%, due 02/15/15	101,648

	Total Pipelines	177,259

	Real Estate (0.3%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	54,605

	REIT (5.3%)
100,000	BioMed Realty LP, 3.85%, due 04/15/16	104,355
75,000	Brandywine Operating Partnership LP, 7.5%, due 05/15/15	78,761
100,000	Camden Property Trust, 5%, due 06/15/15	103,769
50,000	Essex Portfolio LP, (144A), 5.5%, due 03/15/17 (2)	55,062
75,000	HCP, Inc., 6%, due 01/30/17	83,447
100,000	HCP, Inc., 7.072%, due 06/08/15	105,485
85,000	Host Hotels & Resorts LP, 5.875%, due 06/15/19	90,828
50,000	Mack-Cali Realty LP, 2.5%, due 12/15/17	50,498
75,000	Mid-America Apartments LP, 5.5%, due 10/01/15	78,962
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	88,991
75,000	Realty Income Corp., 5.5%, due 11/15/15	79,369
70,000	Reckson Operating Partnership LP, 5.875%, due 08/15/14	70,086
50,000	UDR, Inc., 5.25%, due 01/15/15	51,039
75,000	UDR, Inc., 5.25%, due 01/15/16	79,589

	Total REIT	1,120,241

	Telecommunications (0.7%)
67,000	AT&T, Inc., 2.5%, due 08/15/15	68,334
87,000	Verizon Communications, Inc., 1.761%, due 09/15/16 (1)	89,401

	Total Telecommunications	157,735

	Total Corporate Bonds (Cost: $4,359,877)	4,328,180

	Municipal Bond (Cost: $142,915) (0.6%)
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	135,945

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (2.0%)
$105,000	Federal Farm Credit Bank, 0.172%, due 09/14/16 (1)	$105,028
135,000	Federal Farm Credit Bank, 0.204%, due 04/17/17 (1)	135,179
110,000	Federal Farm Credit Bank, 0.209%, due 02/27/17 (1)	110,172
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	69,953

	Total U.S. Government Agency Obligations (Cost: $419,974)	420,332

	U.S. Treasury Securities (0.7%)
32,930	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)	33,254
62,289	U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/15 (3)	62,921
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,055

	Total U.S. Treasury Securities (Cost: $149,713)	146,230

	Total Fixed Income Securities (Cost: $16,218,187) (76.6%)	16,278,022

Number of Shares	Money Market Investments
9,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (4)	9,000
8,000	DWS Money Market Series — Institutional Shares, 0.05% (4)	8,000

	Total Money Market Investments (Cost: $17,000) (0.1%)	17,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $100,000) (0.5%)
	Banks (0.5%)
$100,000	Credit Suisse/New York (Switzerland), 0.547%, due 08/24/15 (1)	99,947

	Discount Notes (19.4%)
200,000	Federal Home Loan Bank Discount Note, 0.01%, due 08/19/14 (5)	199,994
530,000	Federal Home Loan Bank Discount Note, 0.055%, due 08/15/14 (5)	529,989
565,000	Federal Home Loan Bank Discount Note, 0.077%, due 10/08/14 (5)	564,941
210,000	Federal Home Loan Bank Discount Note, 0.08%, due 10/15/14 (5)	209,976
200,000	Federal Home Loan Bank Discount Note, 0.08%, due 10/10/14 (5)	199,979
320,000	Federal Home Loan Bank Discount Note, 0.085%, due 10/15/14 (5)	319,963
335,000	Federal Home Loan Bank Discount Note, 0.09%, due 10/22/14 (5)	334,958
95,000	Federal Home Loan Mortgage Corp. Discount Note, 0.01%, due 08/19/14 (5)	94,997
530,000	Federal Home Loan Mortgage Corp. Discount Note, 0.055%, due 09/02/14 (5)	529,974
255,000	Federal National Mortgage Association Discount Note, 0.01%, due 10/29/14 (5)	254,965
95,000	Federal National Mortgage Association Discount Note, 0.01%, due 09/15/14 (5)	94,990
430,000	Federal National Mortgage Association Discount Note, 0.04%, due 08/13/14 (5)	429,994

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Short-Term Investments	Value
$350,000	Federal National Mortgage Association Discount Note, 0.065%, due 10/01/14 (5)	$349,968

	Total Discount Notes (Cost: $4,114,582)	4,114,688

	Repurchase Agreement (Cost: $692,095) (3.2%)
692,095	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $715,000 U.S. Treasury Note, 0.625%, due 05/31/17, valued at $708,744) (Total Amount to be Received Upon Repurchase $692,095)	692,095

	Total Short-Term Investments (Cost: $4,906,677) (23.1%)	4,906,730

	Total Investments (Cost: $21,141,864) (99.8%)	21,201,752
	Excess of Other Assets over Liabilities (0.2%)	33,418

	Net Assets (100.0%)	$21,235,170

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $1,232,175 or 5.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(4)	Rate disclosed, the 7-day net yield, is as of July 31, 2014.

(5)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Airlines	1.2%
Auto Manufacturers	0.4
Banks	4.6
Commercial Mortgage-Backed Securities — Agency	6.0
Commercial Mortgage-Backed Securities — Non-Agency	12.7
Commercial Services	0.3
Diversified Financial Services	1.3
Electric	1.0
Engineering & Construction	1.0
Food	0.2
Gas	0.5
Healthcare-Services	0.8
Insurance	1.1
Municipal Bonds	0.6
Oil & Gas	0.2
Pharmaceuticals	0.7
Pipelines	0.8
REIT	5.3
Real Estate	0.3
Residential Mortgage-Backed Securities — Agency	32.5
Residential Mortgage-Backed Securities — Non-Agency	1.7
Telecommunications	0.7
U.S. Government Agency Obligations	2.0
U.S. Treasury Securities	0.7
Money Market Investments	0.1
Short-Term Investments	23.1

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (8.9% of Net Assets)
$10,244,347	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$10,708,943
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.255%, due 12/27/44 (1)(2)	20,131,260
11,661,940	Access Group, Inc. (05-2-A3), 0.408%, due 11/22/24 (2)(3)	11,609,305
15,000,000	AMMC CDO (14-14A-A1L), (144A), 1.68%, due 07/27/26 (1)(2)	15,012,299
17,000,000	Babson CLO, Ltd. (13-IA-A), (144A), 1.334%, due 04/20/25 (1)(2)	16,808,342
9,029,449	Bayview Commercial Asset Trust (04-1-A), (144A), 0.515%, due 04/25/34 (1)(2)	8,523,068
14,138,463	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.425%, due 04/25/36 (1)(2)	12,512,384
19,109,504	Brazos Higher Education Authority, Inc. (05-3-A15), 0.372%, due 03/25/25 (2)(3)	19,069,469
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.277%, due 11/25/33 (2)	19,015,719
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.234%, due 10/27/36 (2)	12,036,306
8,000,000	Cent CLO, Ltd. (13-18A-A), (144A), 1.353%, due 07/23/25 (1)(2)	7,896,784
6,485,710	CIT Education Loan Trust (07-1-A), (144A), 0.323%, due 03/25/42 (1)(2)	6,148,748
16,780,000	College Loan Corp. Trust (07-1-A3), 0.334%, due 04/25/29 (2)(3)	16,399,740
9,054,315	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.444%, due 09/28/26 (2)	9,032,182
12,500,000	Eaton Vance CLO, Ltd. (14-1A-A), (144A), 1.685%, due 07/15/26 (1)(2)	12,499,993
16,460,033	Educational Funding of the South, Inc. (12-1-A), 1.205%, due 03/25/36 (2)	16,869,452
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.084%, due 10/25/35 (1)(2)	16,829,807
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.502%, due 03/25/36 (1)(2)	7,497,705
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.151%, due 04/25/33 (1)(2)	18,074,133
18,570,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.616%, due 07/17/26 (1)(2)	18,538,301
5,713,604	GE Business Loan Trust (04-2A-A), (144A), 0.372%, due 12/15/32 (1)(2)	5,577,400
23,085,000	Global SC Finance SRL (14-1A-A2), 3.09%, due 07/17/29	23,081,352
12,566,804	Goal Capital Funding Trust (05-2-A3), 0.397%, due 05/28/30 (2)(3)	12,475,506
13,141,948	Goal Capital Funding Trust (06-1-A3), 0.347%, due 11/25/26 (2)	13,027,719
25,000,000	GoldenTree Loan Opportunities VII, Ltd. (13-7A-A), (144A), 1.384%, due 04/25/25 (1)(2)	24,771,325
1,876,881	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.644%, due 11/15/17 (2)(4)	1,876,811
15,556,482	Higher Education Funding I (14-1-A), (144A), 1.277%, due 05/25/34 (1)(2)	15,833,857
5,469,172	Jasper CLO, Ltd. (05-1A-A), (144A), 0.495%, due 08/01/17 (1)(2)	5,457,552
5,223,021	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.439%, due 07/20/21 (1)(2)	5,207,733
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.206%, due 07/20/43 (2)	18,125,172
6,550,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.652%, due 11/01/42 (1)(2)	6,550,000
10,313,414	National Collegiate Student Loan Trust (06-3-A3), 0.305%, due 10/25/27 (2)	10,177,850
1,975,000	National Collegiate Student Loan Trust (07-4-A2A3), 3.654%, due 12/26/25 (2)	1,968,490
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.105%, due 11/25/43 (1)(2)	30,310,576

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$13,960,431	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.484%, due 10/21/21 (1)(2)	$13,741,283
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.185%, due 10/01/37 (2)	16,278,744
2,107,383	Red River CLO, Ltd. (1A-A), (144A), 0.495%, due 07/27/18 (1)(2)	2,092,792
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.631%, due 06/15/33 (2)	9,188,400
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.561%, due 03/15/24 (2)	9,541,540
4,241,779	SLM Student Loan Trust (04-8-B), 0.694%, due 01/25/40 (2)	3,876,072
7,544,000	SLM Student Loan Trust (05-5-A5), 0.984%, due 10/25/40 (2)	7,447,384
6,837,522	SLM Student Loan Trust (07-6-B), 1.084%, due 04/27/43 (2)	6,250,380
4,928,482	SLM Student Loan Trust (07-8-B), 1.234%, due 04/27/43 (2)	4,612,746
7,405,000	SLM Student Loan Trust (08-2-B), 1.434%, due 01/25/29 (2)	6,789,451
6,549,000	SLM Student Loan Trust (08-3-B), 1.434%, due 04/25/29 (2)	6,056,214
3,270,000	SLM Student Loan Trust (08-4-B), 2.084%, due 04/25/29 (2)	3,284,174
17,785,000	SLM Student Loan Trust (08-5-A4), 1.934%, due 07/25/23 (2)(3)	18,647,448
16,200,000	SLM Student Loan Trust (08-5-B), 2.084%, due 07/25/29 (2)	16,598,400
20,000,000	SLM Student Loan Trust (08-6-A3), 0.984%, due 01/25/19 (2)(3)	20,205,164
6,380,000	SLM Student Loan Trust (08-6-B), 2.084%, due 07/25/29 (2)	6,437,990
6,380,000	SLM Student Loan Trust (08-7-B), 2.084%, due 07/25/29 (2)	6,429,448
5,696,000	SLM Student Loan Trust (08-8-B), 2.484%, due 10/25/29 (2)	5,938,063
15,950,000	SLM Student Loan Trust (08-9-B), 2.484%, due 10/25/29 (2)	16,874,655
12,800,000	SLM Student Loan Trust (11-1-A2), 1.305%, due 10/25/34 (2)	13,211,200
17,840,000	SLM Student Loan Trust (11-2-A2), 1.355%, due 10/25/34 (2)	18,614,149
9,509,380	SLM Student Loan Trust (12-2-A), 0.855%, due 01/25/29 (2)	9,615,866
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.347%, due 12/01/22 (2)	9,761,900
7,550,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.634%, due 10/11/21 (1)(2)	7,503,055
19,000,000	Voya CLO, Ltd. (14-2A-A1), (144A), 1.677%, due 07/17/26 (1)(2)	19,018,563

	Total Asset-Backed Securities (Cost: $686,809,437)	707,670,364

	Commercial Mortgage-Backed Securities — Agency (4.8%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	50,032,987
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	26,734,417
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	31,428,000
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	35,840,225
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	28,259,725

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$49,772,857	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(3)	$50,494,700
35,160,880	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)(3)	35,402,611
2,972,850	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,175,386
19,401,403	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	21,668,689
20,772,430	Federal National Mortgage Association, Pool #AL0600, 4.3%, due 07/01/21 (3)	22,944,079
16,089,432	Federal National Mortgage Association, Pool #AL2660, 2.629%, due 10/01/22 (3)	15,974,080
45,371,134	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23 (3)	44,463,928
13,466,702	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	14,884,743

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $386,947,409)	381,303,570

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,617,179
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,357,638
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,541,303
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,731,619
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	18,735,391

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,229)	58,983,130

	Residential Mortgage-Backed Securities — Agency (40.5%)
372,266	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	410,959
471,920	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	529,854
6,494,409	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	7,222,577
16,426,226	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	18,324,625
1,722,732	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	1,852,935
894,932	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O) (3)	740,896
6,664,654	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	7,190,503
3,764,903	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	4,050,871
5,292,224	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	5,734,171
30,655,738	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	34,046,538
57,272,234	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	56,410,098
10,569,815	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (3)	11,079,814
63,294,798	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	62,363,130
1,898,417	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	1,998,929
1,019,542	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	997,695
1,372,352	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (3)	1,382,179
7,891,956	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	8,469,783
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	56,347,954

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$34,004,250	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	$37,674,632
15,092,819	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	16,584,254
13,007,917	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	11,410,341
1,463,225	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32 (3)	1,472,067
13,729,418	Federal Home Loan Mortgage Corp. (3315-S), 6.258%, due 05/15/37 (I/O) (I/F) (2)(3)	1,469,944
9,474,726	Federal Home Loan Mortgage Corp. (3376-SX), 5.888%, due 10/15/37 (I/O) (I/F) (2)(3)	1,359,392
1,426,617	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	1,446,675
14,647,999	Federal Home Loan Mortgage Corp. (3410-IS), 6.118%, due 02/15/38 (I/O) (I/F) (2)(3)	2,105,851
11,651,861	Federal Home Loan Mortgage Corp. (3424-BI), 6.648%, due 04/15/38 (I/O) (I/F) (2)(3)	2,113,924
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,497,032
4,571,141	Federal Home Loan Mortgage Corp. (3519-SH), 5.348%, due 07/15/37 (I/O) (I/F) (2)(3)	563,876
21,888,898	Federal Home Loan Mortgage Corp. (3531-SC), 6.148%, due 05/15/39 (I/O) (I/F) (2)(3)	3,042,712
5,175,209	Federal Home Loan Mortgage Corp. (3541-SA), 6.598%, due 06/15/39 (I/O) (I/F) (2)(3)	586,036
20,500,684	Federal Home Loan Mortgage Corp. (3550-GS), 6.598%, due 07/15/39 (I/O) (I/F) (2)(3)	3,612,248
8,589,919	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	9,545,647
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	40,645,369
19,248,717	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	20,556,792
19,521,331	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	20,709,970
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,658,707
2,445,382	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	2,604,519
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,343,325
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	22,281,668
30,898,072	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	34,296,944
25,788,122	Federal Home Loan Mortgage Corp. (3788-SB), 6.328%, due 01/15/41 (I/O) (I/F) (2)(3)	4,297,168
6,506,819	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	5,876,258
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	10,837,701
11,030,117	Federal Home Loan Mortgage Corp. (4030-HS), 6.458%, due 04/15/42 (I/O) (I/F) (2)(3)	1,916,839
14,644,793	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	16,301,664
792	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)(3)	794
10,052,733	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	11,104,101
48,479,656	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	54,168,171
14,873,435	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	16,582,393
31,118,574	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	32,786,335
15,587	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	16,451
17,054	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	17,999
73,931	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	78,932
31,844	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	33,969

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$114,760	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	$129,265
418,370	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	461,259
50,631,047	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	53,523,117
14,898,758	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	15,751,660
693,264	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	742,368
1,759,465	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	1,867,660
2,193,408	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	2,315,632
2,465,634	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	2,686,051
28,725	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	32,466
4,395,655	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	4,951,257
4,698,674	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	5,294,780
6,763,557	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	7,487,834
934,052	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	1,025,961
8,246,167	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	9,192,688
9,380,468	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	10,132,671
39,929,930	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43 (3)	40,782,648
53,348,365	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43	52,427,274
535,728	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	596,555
1,590,943	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	1,729,665
111,412	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (3)	111,388
1,453,318	Federal National Mortgage Association (04-52-SW), 6.945%, due 07/25/34 (I/O) (I/F) (2)(3)	252,546
3,970,512	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	4,254,284
4,010,826	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	4,441,745
15,182,506	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	16,594,092
768,044	Federal National Mortgage Association (05-74-CP), 24.182%, due 05/25/35 (I/F) (PAC) (2)(3)	1,173,618
6,268,461	Federal National Mortgage Association (07-20-SI), 6.295%, due 03/25/37 (I/O) (I/F) (2)(3)	884,379
6,048,782	Federal National Mortgage Association (07-21-SE), 6.285%, due 03/25/37 (I/O) (I/F) (2)(3)	951,538
7,637,344	Federal National Mortgage Association (07-56-SG), 6.255%, due 06/25/37 (I/O) (I/F) (2)(3)	979,419
18,167,310	Federal National Mortgage Association (07-58-SV), 6.595%, due 06/25/37 (I/O) (I/F) (2)(3)	2,330,513
4,056,997	Federal National Mortgage Association (07-65-S), 6.445%, due 07/25/37 (I/O) (I/F) (2)(3)	535,390
1,951,879	Federal National Mortgage Association (07-88-FY), 0.615%, due 09/25/37 (2)(3)	1,956,931
19,095,839	Federal National Mortgage Association (07-103-AI), 6.345%, due 03/25/37 (I/O) (I/F) (2)(3)	3,136,854

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$33,340,785	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	$37,488,415
18,341,872	Federal National Mortgage Association (08-1-AI), 6.095%, due 05/25/37 (I/O) (I/F) (2)(3)	2,547,475
12,876,708	Federal National Mortgage Association (08-13-SB), 6.085%, due 03/25/38 (I/O) (I/F) (2)(3)	1,786,178
21,367,064	Federal National Mortgage Association (08-23-SB), 6.695%, due 04/25/38 (I/O) (I/F) (2)(3)	3,471,056
2,920,101	Federal National Mortgage Association (08-35-SD), 6.295%, due 05/25/38 (I/O) (I/F) (2)	552,687
30,868,258	Federal National Mortgage Association (08-66-SG), 5.915%, due 08/25/38 (I/O) (I/F) (2)(3)	4,077,677
13,253,104	Federal National Mortgage Association (08-68-SA), 5.815%, due 08/25/38 (I/O) (I/F) (2)(3)	1,657,173
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24 (3)	8,592,142
10,156,836	Federal National Mortgage Association (09-3-SH), 5.295%, due 06/25/37 (I/O) (I/F) (2)(3)	1,254,159
3,623,364	Federal National Mortgage Association (09-47-SV), 6.595%, due 07/25/39 (I/O) (I/F) (2)(3)	461,459
13,851,004	Federal National Mortgage Association (09-51-SA), 6.595%, due 07/25/39 (I/O) (I/F) (2)(3)	2,158,684
6,338,706	Federal National Mortgage Association (09-6-SD), 5.395%, due 02/25/39 (I/O) (I/F) (2)(3)	877,676
17,228,519	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	18,406,775
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,680,443
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	36,322,639
3,991,066	Federal National Mortgage Association (09-72-JS), 7.095%, due 09/25/39 (I/O) (I/F) (2)(3)	595,290
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	22,117,805
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	52,732,635
57,254,782	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC) (3)	57,040,077
24,908,612	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC) (3)	24,025,718
11,998,381	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	8,885,954
27,746,320	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	20,622,594
31,487,868	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (3)	30,459,333
7,876,000	Federal National Mortgage Association (13-35-LP), 3%, due 01/25/43 (PAC)	7,658,237
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	20,759,106
161,822	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	187,332
905,560	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	871,039
69,472	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	77,591
109,045	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	115,659
331,706	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	369,231
4,652,621	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	5,144,524
2,741,888	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	3,073,987

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$9,897,282	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	$11,039,352
998,824	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	1,058,393
64,989	Federal National Mortgage Association, Pool #661856, 2.276%, due 10/01/32 (2)(3)	64,926
347,777	Federal National Mortgage Association, Pool #671133, 1.787%, due 02/01/33 (2)(3)	360,726
100,933	Federal National Mortgage Association, Pool #672272, 2.189%, due 12/01/32 (2)(3)	107,487
449,182	Federal National Mortgage Association, Pool #676766, 2.208%, due 01/01/33 (2)(3)	478,966
257,498	Federal National Mortgage Association, Pool #687847, 2.16%, due 02/01/33 (2)	273,243
931,553	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)(3)	967,107
550,321	Federal National Mortgage Association, Pool #699866, 2.127%, due 04/01/33 (2)(3)	577,006
263,317	Federal National Mortgage Association, Pool #704454, 2.189%, due 05/01/33 (2)(3)	273,173
290,909	Federal National Mortgage Association, Pool #708820, 2.258%, due 06/01/33 (2)(3)	291,340
508,157	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	538,296
300,946	Federal National Mortgage Association, Pool #728824, 2.082%, due 07/01/33 (2)(3)	322,620
1,206,775	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,314,373
35,272	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	37,657
1,456,993	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	1,662,124
1,332,232	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	1,453,413
2,832,900	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	3,124,774
1,615,265	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	1,767,285
8,247,944	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	9,053,525
5,336,712	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	5,820,198
11,698,733	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	13,198,703
7,045,601	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	7,946,976
5,964,109	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	6,603,403
67,416,676	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	71,374,283
45,805,197	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	45,018,429
9,874,315	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	10,809,831
20,308,758	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	22,856,252
17,470,051	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	19,668,820
12,345,024	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	13,898,761
72,520,075	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44 (3)	76,776,919
21,634,880	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43	21,970,392
15,130,231	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (3)	16,396,797
22,333,340	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	24,063,302
16,760,234	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42	17,020,150
25,046,103	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43	26,301,781
78,443,210	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	79,451,100

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$64,883,992	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (3)	$67,289,264
72,084,522	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (3)	74,711,667
44,375,000	Federal National Mortgage Association TBA, 2.5% (5)	44,657,891
249,705,000	Federal National Mortgage Association TBA, 3% (5)	244,781,142
39,705,000	Federal National Mortgage Association TBA, 3% (5)	40,945,781
293,580,000	Federal National Mortgage Association TBA, 3.5% (5)	299,208,486
241,685,000	Federal National Mortgage Association TBA, 4% (5)	254,178,036
154,240,000	Federal National Mortgage Association TBA, 4.5% (5)	166,112,871
1,582,928	Government National Mortgage Association (03-42-SH), 6.394%, due 05/20/33 (I/O) (I/F) (2)(3)	242,608
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	11,093,622
31,185,064	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	34,253,625
518,447	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)(3)	538,085
103,032	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (3)	107,977
27,465,000	Government National Mortgage Association II TBA, 3% (5)	27,529,371
46,015,000	Government National Mortgage Association II TBA, 4.5% (5)	49,993,857
18,235,000	Government National Mortgage Association II TBA, 4% (5)	19,310,580

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,117,026,507)	3,225,455,215

	Residential Mortgage-Backed Securities — Non-Agency (31.3%)
7,873,213	Accredited Mortgage Loan Trust (05-3-A2D), 0.525%, due 09/25/35 (2)	7,826,431
18,490,957	ACE Securities Corp. (06-ASP1-A2D), 0.465%, due 12/25/35 (2)	17,874,691
21,406,021	ACE Securities Corp. (07-ASP1-A2C), 0.415%, due 03/25/37 (2)	12,884,525
11,505,509	ACE Securities Corp. (07-ASP1-A2D), 0.535%, due 03/25/37 (2)	6,972,305
2,817,290	Adjustable Rate Mortgage Trust (04-5-3A1), 2.472%, due 04/25/35 (2)	2,840,226
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.485%, due 01/25/36 (2)	22,646,171
8,779,724	Asset-Backed Funding Certificates (05-HE2-M2), 0.905%, due 06/25/35 (2)	8,595,990
23,098,903	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.905%, due 06/25/37 (2)	16,159,230
3,520,339	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.815%, due 06/25/35 (2)	3,514,612
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.292%, due 12/25/36 (2)	40,027,638
2,022,557	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,086,859
663,826	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	687,653
16,414,639	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	16,897,715
922,801	Banc of America Funding Corp. (04-B-3A1), 2.84%, due 12/20/34 (2)	553,283
220,347	Banc of America Funding Corp. (06-D-2A1), 2.817%, due 05/20/36 (2)(6)	163,089

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$8,545,401	Banc of America Funding Corp. (06-D-3A1), 2.681%, due 05/20/36 (2)(6)	$7,768,206
19,944,053	Banc of America Funding Corp. (06-G-2A1), 0.376%, due 07/20/36 (2)	18,956,643
4,295,439	Banc of America Funding Corp. (06-G-2A3), 0.326%, due 07/20/36 (2)	4,296,088
2,475,243	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,490,261
10,899,785	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (6)	10,497,507
4,436,793	BCAP LLC Trust (07-AA1-1A2), 0.315%, due 02/25/47 (2)(6)	4,054,843
546,237	BCAP LLC Trust (09-RR1-21A1), (144A), 2.612%, due 11/26/34 (1)(2)	553,020
2,074,934	BCAP LLC Trust (09-RR1-22A1), (144A), 2.614%, due 05/26/35 (1)(2)	2,107,652
1,300,885	BCAP LLC Trust (09-RR1-23A1), (144A), 2.618%, due 05/26/35 (1)(2)	1,323,945
8,498,883	BCAP LLC Trust (11-RR2-3A6), (144A), 2.695%, due 11/21/35 (1)(2)	7,907,524
1,325,885	BCAP LLC Trust (11-RR3-1A5), (144A), 0.287%, due 05/27/37 (1)(2)	1,326,552
1,943,024	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,883,955
7,888,440	BCAP LLC Trust (11-RR4-1A3), (144A), 2.86%, due 03/26/36 (1)(2)	7,677,957
7,162,079	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	7,155,647
10,297,895	BCAP LLC Trust (11-RR4-3A3), (144A), 2.621%, due 07/26/36 (1)(2)	9,537,849
11,853,536	BCAP LLC Trust (11-RR5-1A3), (144A), 2.532%, due 03/26/37 (1)(2)	11,667,213
3,348,358	BCAP LLC Trust (11-RR5-2A3), (144A), 0.272%, due 06/26/37 (1)(2)	3,366,640
9,101,938	BCAP LLC Trust (12-RR2-9A3), (144A), 2.61%, due 03/26/35 (1)(2)	9,281,156
7,962,476	BCAP LLC Trust (12-RR7-1A1), (144A), 0.322%, due 08/26/36 (1)(2)	7,755,515
3,843,613	BCAP LLC Trust (12-RR8-5A3), (144A), 0.432%, due 05/26/37 (1)(2)	3,764,131
6,946,134	BCAP LLC Trust (12-RR9-1A1), (144A), 0.332%, due 07/26/35 (1)(2)	6,714,206
17,432,641	BCAP LLC Trust (12-RR9-1A1), (144A), 2.575%, due 08/26/36 (1)(2)	17,239,061
10,465,595	BCAP LLC Trust (13-RR2-6A1), (144A), 2.634%, due 06/26/37 (1)(2)	10,465,878
2,803,549	Bear Stearns Alt-A Trust (04-13-A1), 0.895%, due 11/25/34 (2)	2,808,713
10,441	Bear Stearns Alt-A Trust (05-2-2A4), 2.613%, due 04/25/35 (2)	10,107
1,560,201	Bear Stearns Alt-A Trust (06-3-1A1), 0.535%, due 05/25/36 (2)(6)	1,149,991
1,006,100	Bear Stearns Alt-A Trust (06-4-32A1), 2.572%, due 07/25/36 (2)(6)	737,659
1,853,697	Bear Stearns ARM Trust (04-12-1A1), 2.659%, due 02/25/35 (2)	1,752,855
4,962,744	Bear Stearns ARM Trust (06-2-2A1), 2.728%, due 07/25/36 (2)(6)	4,268,580
544,992	Bear Stearns ARM Trust (07-1-2A1), 2.819%, due 02/25/47 (2)(6)	439,656
2,886,730	Bear Stearns ARM Trust (07-5-3A1), 4.92%, due 08/25/47 (2)(6)	2,686,544
3,657,590	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	3,808,190
7,820,549	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	8,103,677
9,008,265	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.305%, due 11/25/36 (2)	6,519,198
1,054,256	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.335%, due 10/25/36 (2)	708,735
4,253,823	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.355%, due 09/25/47 (2)	3,561,416

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$5,828,489	BNC Mortgage Loan Trust (07-1-A2), 0.215%, due 03/25/37 (2)	$5,821,098
2,932,187	BNC Mortgage Loan Trust (07-3-A2), 0.215%, due 07/25/37 (2)	2,906,550
4,990,165	Carrington Mortgage Loan Trust (05-NC5-A2), 0.475%, due 10/25/35 (2)	4,960,691
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.575%, due 10/25/35 (2)	15,859,887
9,150,000	Centex Home Equity (05-D-M1), 0.585%, due 10/25/35 (2)	8,977,047
1,885,998	Chase Mortgage Finance Corp. (06-A1-2A1), 2.604%, due 09/25/36 (2)(6)	1,692,828
10,704,840	Chase Mortgage Finance Corp. (07-A1-8A1), 2.651%, due 02/25/37 (2)	10,894,107
5,547,701	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,419,832
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)	24,160,618
1,090,116	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,080,217
8,573,667	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	9,103,169
8,801,831	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.497%, due 07/25/36 (2)(6)	7,646,212
14,641,649	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.325%, due 11/25/36 (2)	14,552,657
5,749,984	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.305%, due 08/25/36 (2)	5,425,190
2,992,365	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.305%, due 10/25/36 (2)	2,986,665
6,337,662	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	4,814,787
6,214,750	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.676%, due 11/25/38 (1)(2)	6,316,557
1,096,642	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.605%, due 10/25/36 (1)(2)	1,093,192
2,669,347	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.505%, due 07/25/36 (1)(2)	2,527,599
5,073,362	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	5,232,177
718,452	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.612%, due 07/25/36 (1)(2)	722,899
841,764	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 5.139%, due 03/25/37 (1)	866,779
14,368,085	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.473%, due 12/25/35 (1)(2)	14,516,752
19,816,638	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.335%, due 03/25/37 (1)(2)	19,114,876
6,695,574	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.295%, due 01/25/37 (1)(2)	6,336,321
8,369,842	Citigtoup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.292%, due 08/25/37 (1)(2)	8,236,109
2,157,416	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	2,223,823
6,030,985	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	6,065,716
1,872,535	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	1,854,801
536,071	Countrywide Alternative Loan Trust (05-84-1A1), 2.642%, due 02/25/36 (2)(6)	420,030
2,340,005	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	2,382,815
38,848	Countrywide Alternative Loan Trust (05-J5-1A1), 0.455%, due 05/25/35 (2)	38,745
8,494,420	Countrywide Alternative Loan Trust (06-HY12-A5), 3.692%, due 08/25/36 (2)	8,280,467
1,643,462	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (6)	1,668,901
2,416,746	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 2.568%, due 03/25/47 (2)(6)	2,390,150
600,688	Countrywide Asset-Backed Certificates (05-1-MV2), 0.592%, due 07/25/35 (2)	601,800

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$24,186,074	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	$25,399,199
21,489,027	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.455%, due 05/25/35 (2)	19,100,328
78,407	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.627%, due 09/20/35 (2)(6)	69,461
21,900	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.82%, due 09/25/47 (2)(6)	19,453
74,384	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.902%, due 03/25/37 (2)(6)	55,703
3,305,420	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.935%, due 05/27/47 (1)(2)	3,360,589
31,918,342	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.865%, due 02/27/36 (1)(2)	31,072,154
7,616,298	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.309%, due 07/26/36 (1)(2)	7,011,732
100,761	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	108,095
3,682,528	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	2,985,823
489,790	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	493,735
13,818,350	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	10,942,834
3,490,359	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 3.013%, due 07/27/36 (1)(2)	3,508,815
5,625,812	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 5.236%, due 01/25/36	4,185,627
41,988,134	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.315%, due 10/25/36 (2)	28,804,857
22,552,725	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.385%, due 11/25/36 (2)	13,099,457
18,898,043	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.623%, due 02/25/37	14,113,020
423,924	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37	425,308
18,912,598	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	18,526,876
9,588,069	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (6)	9,340,462
23,839,433	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (6)	23,036,795
854,117	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.345%, due 02/25/37 (2)(6)	639,980
3,113,881	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.446%, due 10/19/45 (2)	2,790,372
20,064,375	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.356%, due 10/19/36 (2)	17,099,904
4,772,680	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.296%, due 04/19/47 (2)	4,020,868

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$4,932,434	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.715%, due 10/25/34 (2)	$4,927,314
6,571,759	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.425%, due 04/25/47 (2)	4,452,360
39,588,924	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.315%, due 12/25/37 (2)	26,171,921
23,231,736	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.365%, due 12/25/37 (2)	15,363,217
8,050,810	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.295%, due 01/25/38 (2)	4,843,511
13,093,159	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.375%, due 01/25/38 (2)	8,331,661
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.405%, due 06/25/36 (2)	3,053,266
10,937,122	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.258%, due 05/25/35 (2)	10,478,244
7,850,396	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.278%, due 09/25/35 (2)(6)	6,994,224
7,337,872	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.241%, due 09/25/35 (2)	6,570,663
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.485%, due 01/25/36 (2)	10,715,207
6,762,427	Fremont Home Loan Trust (06-1-2A3), 0.335%, due 04/25/36 (2)	6,289,848
5,545,326	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.059%, due 09/19/35 (2)	5,270,721
948,258	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.395%, due 08/25/45 (2)	846,924
29,926,625	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.305%, due 10/25/46 (2)(6)	29,257,361
2,025,739	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.614%, due 11/25/35 (1)(2)	2,055,896
7,282,178	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	7,650,838
2,967,673	GSAA Home Equity Trust (05-9-2A3), 0.525%, due 08/25/35 (2)	2,812,789
8,848,925	GSR Mortgage Loan Trust (04-9-3A1), 2.525%, due 08/25/34 (2)	9,051,917
4,576,781	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	4,760,303
27,896,429	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	27,555,814
59,406	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)(6)	54,135
4,477,584	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(6)	4,453,262
3,730,022	Harborview Mortgage Loan Trust (05-9-2A1A), 0.496%, due 06/20/35 (2)	3,537,240
37,411,534	Harborview Mortgage Loan Trust (06-8-2A1A), 0.346%, due 07/21/36 (2)	30,757,369
12,083,703	Home Equity Asset Trust (05-8-2A4), 0.515%, due 02/25/36 (2)	11,865,983
6,175,712	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.735%, due 07/25/34 (2)	6,209,808
1,976,183	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.605%, due 10/25/34 (2)(3)	1,997,288
1,241,431	HSBC Home Equity Loan Trust USA (06-1-A2), 0.336%, due 01/20/36 (2)	1,233,231
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.416%, due 03/20/36 (2)	19,482,010
2,200,367	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,128,593
16,605	Impac CMB Trust (04-5-1A1), 0.875%, due 10/25/34 (2)	16,245

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$137,263	Impac CMB Trust (05-1-1A1), 0.675%, due 04/25/35 (2)	$127,482
14,060,645	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.488%, due 08/25/34 (2)	13,879,171
2,176,838	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.546%, due 11/25/34 (2)	1,835,608
8,832,158	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.347%, due 09/25/35 (2)(6)	7,789,645
9,662,416	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.421%, due 11/25/35 (2)(6)	8,430,822
5,706,437	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.63%, due 12/25/35 (2)(6)	5,282,466
9,069,293	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.343%, due 06/25/35 (2)(6)	7,679,506
7,812,709	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.498%, due 08/25/36 (2)(6)	5,923,744
15,897,000	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.335%, due 02/25/37 (2)	12,632,488
10,477,656	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.385%, due 07/25/46 (2)(6)	8,590,169
37,291	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.301%, due 06/25/37 (2)(6)	24,714
18,666,937	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(6)	11,973,925
28,633,582	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.664%, due 05/25/37 (2)(6)	21,355,326
7,348,085	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.779%, due 11/25/37 (2)	7,061,877
22,985,644	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.335%, due 02/25/37 (2)	22,232,807
897,986	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.469%, due 12/26/35 (1)(2)	906,852
1,959,318	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.292%, due 08/26/47 (1)(2)	1,963,090
13,428,931	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.042%, due 05/25/36 (2)(6)	10,620,190
17,633,109	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(6)	17,270,193
9,867,076	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	7,848,211
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.315%, due 01/25/36 (2)	25,560,996
896,364	JPMorgan Mortgage Trust (05-A6-7A1), 2.708%, due 08/25/35 (2)(6)	863,374
7,776,339	JPMorgan Mortgage Trust (06-A2-5A3), 2.748%, due 11/25/33 (2)	7,959,356
1,242,735	JPMorgan Mortgage Trust (06-A4-1A4), 2.612%, due 06/25/36 (2)(6)	1,092,542
53,432	JPMorgan Mortgage Trust (06-A7-2A4R), 2.592%, due 01/25/37 (2)(6)	48,474
2,834,119	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	2,847,117
1,369,392	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.363%, due 08/26/36 (1)(2)	1,379,820
11,394,847	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.325%, due 11/26/36 (1)(2)	11,029,416
1,726,372	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,635,320
5,817,730	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	5,885,582
4,498,900	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	3,504,945
35,763,454	Lehman XS Trust (06-10N-1A3A), 0.365%, due 07/25/46 (2)(6)	28,301,696
9,517,645	Lehman XS Trust (06-12N-A31A), 0.355%, due 08/25/46 (2)(6)	7,444,893
12,311,556	Lehman XS Trust (06-13-1A2), 0.325%, due 09/25/36 (2)(6)	10,327,192
1,625,667	Lehman XS Trust (06-16N-A2A), 0.305%, due 11/25/46 (2)(6)	1,629,616
12,216,140	Lehman XS Trust (06-19-A2), 0.325%, due 12/25/36 (2)(6)	10,035,584
27,969,627	Lehman XS Trust (06-9-A1B), 0.315%, due 05/25/46 (2)(6)	23,140,083

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$9,227,093	Lehman XS Trust (06-GP1-A2A), 0.325%, due 05/25/46 (2)(6)	$9,201,230
12,895,634	Lehman XS Trust (06-GP4-3A2A), 0.315%, due 08/25/46 (2)(6)	12,527,657
4,213,786	Lehman XS Trust (07-4N-1A1), 0.285%, due 03/25/47 (2)(6)	3,916,040
37,759	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.485%, due 11/25/35 (2)	37,835
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.485%, due 01/25/46 (2)	11,230,439
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.495%, due 01/25/46 (2)	11,043,680
9,218,172	Luminent Mortgage Trust (07-2-1A3), 0.375%, due 05/25/37 (2)	8,485,198
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.405%, due 03/25/32 (2)	11,176,884
18,899,577	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.735%, due 11/25/34 (2)	18,577,802
554,162	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.265%, due 03/25/47 (2)	545,894
9,198,191	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,367,866
87,157	MASTR Alternative Loans Trust (06-2-2A1), 0.555%, due 03/25/36 (2)(6)	26,669
336,579	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	348,394
108,154	MASTR Asset Securitization Trust (06-3-2A1), 0.605%, due 10/25/36 (2)(6)	77,445
2,177,836	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.385%, due 02/25/36 (2)	2,136,024
5,110,134	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	5,307,451
29,570,219	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.315%, due 11/25/36 (2)	19,945,483
16,874	MASTR Seasoned Securitization Trust (04-1-4A1), 2.561%, due 10/25/32 (2)	17,220
2,706,057	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.385%, due 01/25/37 (2)	1,328,443
1,391,996	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.315%, due 01/25/37 (2)	690,254
11,244,073	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.325%, due 04/25/37 (2)	6,853,746
39,349,507	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.405%, due 04/25/37 (2)	24,258,499
9,697,910	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.495%, due 04/25/37 (2)	6,053,649
8,714,818	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.395%, due 05/25/37 (2)	5,135,323
4,547,741	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.285%, due 06/25/37 (2)	2,947,946
53,379,494	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.315%, due 07/25/37 (2)	34,897,805
4,679,301	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.5%, due 08/25/36 (2)(6)	4,282,726
4,885,976	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,309,681
3,300,888	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.115%, due 09/25/34 (2)	3,207,410
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.95%, due 07/25/35 (2)	5,509,028
21,994,023	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.575%, due 09/25/35 (2)	21,617,034
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.83%, due 05/25/35 (2)	4,234,216
5,155,000	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.435%, due 02/25/36 (2)	4,668,661
8,871,566	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.435%, due 11/25/35 (2)	8,785,574
1,026,018	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	690,304
5,122,506	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.275%, due 04/25/37 (2)	2,751,477
15,674,721	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.392%, due 05/26/36 (1)(2)	15,373,709

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$5,957,208	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.846%, due 01/26/47 (1)(2)	$5,982,245
746,245	MortgageIT Trust (05-3-A1), 0.455%, due 08/25/35 (2)	714,339
7,557,064	MortgageIT Trust (05-4-A1), 0.435%, due 10/25/35 (2)	6,982,183
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.405%, due 04/25/37 (2)	7,804,620
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.675%, due 03/25/35 (2)	7,486,583
20,787,237	New Century Home Equity Loan Trust (05-2-M1), 0.585%, due 06/25/35 (2)	20,521,408
24,521,584	New Century Home Equity Loan Trust (05-3-M1), 0.635%, due 07/25/35 (2)	24,439,805
9,866,124	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.325%, due 01/26/37 (1)(2)	9,506,532
5,424,754	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	5,763,679
25,665,795	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	26,089,383
2,691,627	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	2,957,002
2,167,008	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,435,085
1,327,429	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,458,035
1,257,457	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,358,757
1,026,495	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,114,710
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.425%, due 03/25/37 (2)	13,859,780
24,144,286	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.315%, due 09/25/37 (2)	14,722,964
11,227,482	Park Place Securities, Inc. (05-WCH1-M2), 0.675%, due 01/25/36 (2)	11,193,452
8,569,943	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	8,098,125
7,426,184	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	8,089,160
346,530	RAAC Series Trust (07-SP1-A2), 0.505%, due 03/25/37 (2)	346,866
4,632,000	RAAC Series Trust (07-SP1-A3), 0.635%, due 03/25/37 (2)	4,483,674
1,766,942	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	1,793,674
16,427,272	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.226%, due 07/25/35 (2)(6)	13,921,725
2,486,323	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	2,232,960
36,594	Residential Accredit Loans, Inc. (06-QA1-A21), 3.732%, due 01/25/36 (2)(6)	29,791
14,823,661	Residential Accredit Loans, Inc. (06-QA10-A2), 0.335%, due 12/25/36 (2)(6)	11,171,734
45,427	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.405%, due 02/25/36 (2)(6)	31,041
10,564,907	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.425%, due 02/25/46 (2)	7,356,735
1,189,564	Residential Accredit Loans, Inc. (06-QO9-1A2A), 0.305%, due 12/25/46 (2)(6)	1,184,152
89,318,882	Residential Accredit Loans, Inc. (06-QS10-AV), 0.555%, due 08/25/36 (I/O)(2)(7)	2,330,508
91,585,596	Residential Accredit Loans, Inc. (06-QS11-AV), 0.333%, due 08/25/36 (I/O)(2)(7)	1,286,549
7,548,158	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	6,431,944
127,799,260	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.742%, due 06/25/36 (I/O)(2)(7)	4,126,830
26,572,666	Residential Accredit Loans, Inc. (06-QS7-AV), 0.661%, due 06/25/36 (I/O)(2)(7)	867,188
2,688,616	Residential Accredit Loans, Inc. (06-RS3-A3), 0.355%, due 05/25/36 (2)(6)	2,611,706

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$6,068,809	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.176%, due 01/25/37 (I/O) (2)(7)	$48,106
45,631,688	Residential Accredit Loans, Inc. (07-QS2-AV), 0.314%, due 01/25/37 (I/O) (2)(7)	626,865
177,318,682	Residential Accredit Loans, Inc. (07-QS3-AV), 0.324%, due 02/25/37 (I/O) (2)(7)	2,602,657
20,139,752	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.38%, due 03/25/37 (I/O) (2)(7)	301,643
29,136,113	Residential Accredit Loans, Inc. (07-QS5-AV), 0.25%, due 03/25/37 (I/O) (2)(7)	271,811
6,630,164	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	5,362,576
42,187,651	Residential Accredit Loans, Inc. (07-QS8-AV), 0.39%, due 06/25/37 (I/O) (2)(7)	638,826
14,134	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.345%, due 03/25/36 (2)	14,161
63,698	Residential Funding Mortgage Securities I (05-SA5-2A), 3.073%, due 11/25/35 (2)(6)	58,703
4,656,977	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	4,129,868
1,636,854	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,407,395
17,473,614	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	15,899,189
58,774	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.045%, due 04/25/37 (2)(6)	51,921
19,758,504	Saxon Asset Securities Trust (06-2-A2), 0.285%, due 09/25/36 (2)	18,446,619
22,323,900	Saxon Asset Securities Trust (06-3-A3), 0.325%, due 10/25/46 (2)	18,621,325
26,697,153	Saxon Asset Securities Trust (07-2-A2D), 0.755%, due 05/25/47 (2)	19,083,193
4,221,201	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.495%, due 02/25/37 (2)	2,402,339
53,871,930	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.385%, due 02/25/37 (2)	31,639,679
26,773,092	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.295%, due 01/25/37 (2)	18,386,941
7,771,771	SG Mortgage Securities Trust (05-OPT1-A3), 0.505%, due 10/25/35 (2)	7,608,478
30,062,732	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.395%, due 12/25/36 (1)(2)	19,092,060
4,970,064	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.455%, due 11/25/35 (2)	4,932,284
25,085,469	Soundview Home Equity Loan Trust (06-2-A4), 0.425%, due 03/25/36 (2)	24,820,265
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.385%, due 06/25/36 (2)	7,452,474
4,598,452	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.295%, due 12/25/36 (2)	4,538,887
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.405%, due 08/25/37 (2)	2,850,409
2,724,472	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.605%, due 06/25/36 (2)(3)	2,727,074
2,426,019	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.505%, due 09/25/36 (2)	2,373,324
27,778	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.305%, due 09/25/37 (2)	16,402
5,675,960	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.414%, due 09/25/34 (2)	5,719,778
9,940,817	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.376%, due 10/25/34 (2)	10,106,769
13,187,060	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.105%, due 08/25/35 (2)	12,707,525
3,717,043	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.6%, due 01/25/36 (2)(6)	3,491,660

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$4,891,020	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5%, due 02/25/36 (2)(6)	$4,865,572
1,011,250	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 5.034%, due 03/25/36 (2)(6)	861,829
4,201,560	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 4.978%, due 05/25/36 (2)	3,747,976
9,658,174	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.639%, due 06/25/36 (2)(6)	8,323,142
7,006,585	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.645%, due 02/25/37 (2)(6)	6,076,363
3,088,862	Structured Asset Investment Loan Trust (05-3-M1), 0.725%, due 04/25/35 (2)	3,087,664
257,686	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.355%, due 05/25/36 (2)	158,706
45,867,941	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.62%, due 08/25/47 (2)	41,415,677
3,201,728	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	3,255,547
10,501,539	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.305%, due 07/25/36 (1)(2)	10,278,245
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.465%, due 07/25/36 (2)	13,453,530
2,219,262	Structured Asset Securities Corp. (07-BC3-2A1), 0.215%, due 05/25/47 (2)	2,212,866
558,862	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.715%, due 04/25/37 (2)(6)	473,054
24,761	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.586%, due 06/25/37 (2)(6)	22,680
2,136,053	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.747%, due 01/25/37 (2)	2,133,378
371,611	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.392%, due 08/25/36 (2)	247,881
11,162,942	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.397%, due 01/25/35 (2)	11,282,330
16,182,194	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.445%, due 10/25/45 (2)	15,398,539
797,821	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.57%, due 10/25/45 (2)	809,466
3,265,550	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.469%, due 12/25/35 (2)	3,106,074
2,578,895	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.37%, due 01/25/36 (2)	2,505,595
488,047	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.465%, due 01/25/45 (2)	465,417
584,446	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.384%, due 05/25/35 (2)	585,300
3,854,464	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.368%, due 08/25/35 (2)	3,862,146
13,114,711	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.475%, due 07/25/45 (2)	12,508,464
35,231,043	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.19%, due 01/25/46 (2)	34,795,009
9,019,016	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.93%, due 12/25/46 (2)	8,606,017
164,424	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.331%, due 11/25/30 (2)	165,312
2,758,077	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	2,541,085
4,511,806	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.755%, due 07/25/36 (2)(6)	3,148,626
8,935,666	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.84%, due 12/25/46 (2)(6)	6,408,606
8,323,162	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.82%, due 01/25/47 (2)(6)	6,045,130

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$3,030,630	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.932%, due 04/25/47 (2)(6)	$2,302,988
6,704,323	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.465%, due 06/25/37 (2)(6)	5,436,193
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.435%, due 04/25/36 (2)	10,342,212
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.475%, due 03/25/37 (2)	3,903,198
12,848,856	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.73%, due 03/27/37 (1)(2)	12,629,301
11,805,299	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.331%, due 09/27/47 (1)(2)	11,363,084
8,096,834	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.612%, due 01/25/35 (2)	8,111,522
13,020,741	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.613%, due 08/25/36 (2)	12,663,753
9,182,564	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.615%, due 03/25/36 (2)	9,184,391
5,092,853	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.613%, due 05/25/36 (2)(6)	4,810,189
11,833,180	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	11,815,549
933,451	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.587%, due 08/25/37 (2)(6)	831,226
5,654,836	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	5,977,388

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,131,655,336)	2,490,783,200

	U.S. Government Agency Obligations (2.3%)
76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	76,249,676
26,700,000	Federal National Mortgage Association, 0.625%, due 04/29/16 (3)	26,747,796
45,965,000	Federal National Mortgage Association, 1%, due 02/27/17 (3)	45,930,802
14,130,000	Federal National Mortgage Association, 2.5%, due 02/13/20 (3)	14,229,348
25,000,000	Federal National Mortgage Association, 2.63%, due 10/10/24 (3)	23,705,515

	Total U.S. Government Agency Obligations (Cost: $187,265,947)	186,863,137

	U.S. Treasury Securities (15.6%)
11,426,537	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (8)	11,539,019
238,260,000	U.S. Treasury Note, 0.25%, due 08/15/15 (3)	238,525,184
377,765,000	U.S. Treasury Note, 0.375%, due 03/31/16	377,779,733
114,540,000	U.S. Treasury Note, 0.625%, due 08/31/17 (3)	112,929,281
113,560,000	U.S. Treasury Note, 1.625%, due 07/31/19	112,819,197
307,843,000	U.S. Treasury Note, 2.5%, due 05/15/24 (3)	306,375,820

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Principal Amount	Fixed Income Securities	Value
$ 80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20 (3)	$83,695,046

	Total U.S. Treasury Securities (Cost: $1,240,027,326)	1,243,663,280

	Total Fixed Income Securities (Cost: $7,806,002,191) (104.1%)	8,294,721,896

Number of Shares	Money Market Investments (2.0% )
83,399,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (9)	83,399,000
74,491,000	DWS Money Market Series — Institutional Shares, 0.05% (9)	74,491,000

	Total Money Market Investments (Cost: $157,890,000) (2.0%)	157,890,000

Principal Amount	Short-Term Investments
	Commercial Paper (0.8%)
	Electric (0.8%)
$ 17,000,000	National Rural Utilities Cooperative Finance Corp., 0.01%, due 08/25/14 (10)	16,998,980
50,000,000	National Rural Utilities Cooperative Finance Corp., 0.09%, due 08/25/14 (10)	49,997,000

	Total Electric (Cost: $66,995,980) (0.8%)	66,995,980

	Total Commercial Paper (Cost: $66,995,980)	66,995,980

	Discount Notes (4.0%)
80,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 10/31/14 (10)	79,988,880
50,000,000	Federal Home Loan Bank Discount Note, 0.06%, due 08/29/14 (3)(10)	49,997,667
58,100,000	Federal Home Loan Bank Discount Note, 0.06%, due 08/29/14 (10)	58,097,063
48,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 09/03/14 (3)(10)	47,996,920
80,000,000	Federal Home Loan Bank Discount Note, 0.09%, due 10/28/14 (10)	79,989,280

	Total Discount Notes (Cost: $316,056,456)	316,069,810

	Repurchase Agreement (4.0%)
152,000,000	Deutsche Bank LLC, 0.09%, due 08/01/14 (collateralized by $152,000,000 U.S. Treasury Note, 0.250%, due 05/31/15, valued at $155,040,089) (Total Amount to be Received Upon Repurchase $152,000,380)	152,000,000
2,603,041	State Street Bank & Trust Company, 0%, due 08/01/14 (collateralized by $2,680,000 U.S. Treasury Note, 0.625%, due 05/31/17 valued at $2,656,550) (Total Amount to be Received Upon Repurchase $2,603,041)	2,603,041
166,000,000	The Royal Bank of Scotland PLC, 0.06%, due 08/01/14 (collateralized by $268,821,000 Resolution Funding Corp., Interest Strips, 0%, and maturity dates ranging from 10/15/14 – 04/15/30, valued at $169,322,188) (Total Amount to be Received Upon Repurchase $166,000,277)	166,000,000

	Total Repurchase Agreement (Cost: $320,603,041)	320,603,041

	U.S. Treasury Security (Cost: $5,090,954) (0.1%)
5,091,000	U.S. Treasury Bill, 0.026%, due 08/14/14 (10)	5,090,954

	Total Short-Term Investments (Cost: $708,746,431) (8.9%)	708,759,785

	Total Investments (Cost: $8,672,638,622) (115.0%)	9,161,371,681
	Liabilities in Excess of Other Assets (-15.0%)	(1,198,361,143)

	Net Assets (100.0%)	$7,963,010,538

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2014

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$555,998,437	$(1,443,809)
2,255	90 Day Eurodollar Futures	06/13/16	554,391,750	(2,149,258)
2,255	90 Day Eurodollar Futures	09/19/16	552,785,063	(2,797,570)
2,255	90 Day Eurodollar Futures	12/19/16	551,319,313	(3,275,996)

			$2,214,494,563	$(9,666,633)

Notes to the Schedule of Investments:

ABS	- Asset-Backed Securities
ACES	- Alternative Credit Enhancement Securities
ARM	- Adjustable-Rate Mortgage
CDO	- Collateralized Debt Obligation.
CLO	- Collateralized Loan Obligation.
I/F	- Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	- Interest Only Security.
PAC	- Planned Amortization Class.
P/O	- Principal Only Security.
TAC	- Target Amortization Class.
TBA	- To be Announced.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $646,416,704 or 8.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2014.

(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2014, the value of these securities amounted to $1,876,811 or 0% of net assets.

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Illiquid security.

(8)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(9)	Rate disclosed, the 7-day net yield, is as of July 31, 2014.

(10)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2014

Industry	Percentage of Net Assets
Asset-Backed Securities	8.9%
Commercial Mortgage-Backed Securities — Agency	4.8
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	40.5
Residential Mortgage-Backed Securities — Non-Agency	31.3
U.S. Government Agency Obligations	2.3
U.S. Treasury Securities	15.6
Money Market Investments	2.0
Short-Term Investments	8.9

Total	115.0%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing price as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over the counter options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy. If a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Funds’ futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. As such they are categorized in Level 1.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of July 31, 2014 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$237,394,657	$—	$237,394,657
Municipal Bonds	—	16,667,580	—	16,667,580
Foreign Government Bonds	—	6,161,334	—	6,161,334
Asset-Backed Securities	—	107,168,016	—	107,168,016
Commercial Mortgage-Backed Securities — Agency	—	52,428,026	—	52,428,026
Commercial Mortgage-Backed Securities — Non-Agency	—	57,006,763	—	57,006,763
Residential Mortgage-Backed Securities — Agency	—	287,257,801	—	287,257,801
Residential Mortgage-Backed Securities — Non-Agency	—	82,808,649	—	82,808,649
U.S. Government Agency Obligations	—	23,980,751	—	23,980,751
U.S. Treasury Securities	253,181,793	—	—	253,181,793

Total Fixed Income Securities	253,181,793	870,873,577	—	1,124,055,370

Money Market Investments	23,117,000	—	—	23,117,000
Short-Term Investments*	—	210,589,947	—	210,589,947

Total Investments	$276,298,793	$1,081,463,524	$—	$1,357,762,317

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$8,884,400	$—	$8,884,400
Airlines	—	50,193,000	—	50,193,000
Banks	—	630,319,698	—	630,319,698
Building Materials	—	115,344,450	—	115,344,450
Chemicals	—	61,237,500	—	61,237,500
Diversified Financial Services	—	417,953,164	—	417,953,164
Electric	—	270,318,780	—	270,318,780
Energy-Alternate Sources	—	11,828,631	—	11,828,631
Engineering & Construction	—	114,700,461	—	114,700,461
Foreign Government Bonds	—	1,782,323,128	—	1,782,323,128
Gas	—	120,637,248	—	120,637,248
Government Regional/Local	—	53,433,250	—	53,433,250
Holding Companies—Diversified	—	96,302,125	—	96,302,125
Internet	—	35,583,170	—	35,583,170
Iron & Steel	—	34,626,750	—	34,626,750
Mining	—	28,457,000	—	28,457,000
Oil & Gas	—	924,681,604	—	924,681,604
Telecommunications	—	78,883,240	—	78,883,240

Total Fixed Income Securities	—	4,835,707,599	—	4,835,707,599

Short-Term Investments*	4,037,896	587,353,455	—	591,391,351

Total Investments	4,037,896	5,423,061,054	—	5,427,098,950

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	9,698,589	—	9,698,589
Future Contracts
Interest Rate Risk	4,170,243	—	—	4,170,243

Total	$8,208,139	$5,432,759,643	$—	$5,440,967,782

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(9,022,256)	$—	$(9,022,256)

Total	$—	$(9,022,256)	$—	$(9,022,256)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Electric	$—	$5,874,517	$—	$5,874,517
Foreign Government Bonds	—	204,337,772	—	204,337,772

Total Fixed Income Securities	—	210,212,289	—	210,212,289

Short-Term Investments*	—	3,233,530	—	3,233,530

Total Investments	—	213,445,819	—	213,445,819

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	673,738	—	673,738

Total	$—	$214,119,557	$—	$214,119,557

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,609,920)	$—	$(2,609,920)

Total	$—	$(2,609,920)	$—	$(2,609,920)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$45,019	$—	$45,019
Commercial Mortgage-Backed Securities — Agency	—	7,815	—	7,815
Commercial Mortgage-Backed Securities — Non-Agency	—	187,806	—	187,806
Residential Mortgage-Backed Securities — Agency	—	111,979	—	111,979
Residential Mortgage-Backed Securities — Non-Agency	—	572,189	—	572,189
Corporate Bonds*	—	765,589	—	765,589
Municipal Bond	—	76,547	—	76,547
U.S. Government Agency Obligation	—	20,031	—	20,031

Total Fixed Income Securities	—	1,786,975	—	1,786,975

Money Market Investments	65,500	—	—	65,500
Short-Term Investments*	—	1,559,303	—	1,559,303

Total Investments	$65,500	$3,346,278	$—	$3,411,778

Liability Derivatives
Swap Agreements Commodity Risk	$—	$(36,714)	$—	$(36,714)

Total	$—	$(36,714)	$—	$(36,714)

*	See Consolidated Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$2,056,890	$—	$2,056,890
Foreign Government Bonds	—	6,359,722	—	6,359,722
Asset-Backed Securities	—	570,956	—	570,956
Commercial Mortgage-Backed Securities — Agency	—	175,604	—	175,604
Commercial Mortgage-Backed Securities — Non-Agency	—	265,289	—	265,289
Residential Mortgage-Backed Securities — Agency	—	2,174,545	—	2,174,545
Residential Mortgage-Backed Securities — Non-Agency	—	1,102,405	—	1,102,405
U.S. Government Agency Obligations	—	160,127	—	160,127
U.S. Treasury Securities	1,080,319	—	—	1,080,319

Total Fixed Income Securities	1,080,319	12,865,538	—	13,945,857

Money Market Investments	314,000	—	—	314,000
Short-Term Investments*	11,000	2,766,666	—	2,777,666

Total Investments	$1,405,319	$15,632,204	$—	$17,037,523

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	75	—	75

Total	$1,405,319	$15,632,279	$—	$17,037,598

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(25,347)	$—	$(25,347)

Total	$—	$(25,347)	$—	$(25,347)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$2,029,611	$—	$2,029,611
Corporate Bonds*	—	23,964,432	—	23,964,432
Asset-Backed Securities	—	1,295,373	—	1,295,373

Total Fixed Income Securities	—	27,289,416	—	27,289,416

Equity Securities
Common Stock*	66,375	—	—	66,375

Total Equities Securities	66,375	—	—	66,375

Short-Term Investments*	—	1,969,467	—	1,969,467

Total Investments	$66,375	$29,258,883	$—	$29,325,258

Asset Derivatives
Swap Agreements
Credit Risk	$—	$7,850	—	7,850

Total	$66,375	$29,266,733	$—	$29,333,108

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(544)	$—	$(544)

Total	$—	$(544)	$—	$(544)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$1,274,014	$—	$1,274,014
Commercial Mortgage-Backed Securities — Non-Agency	—	2,706,394	—	2,706,394
Residential Mortgage-Backed Securities — Agency	—	6,905,737	—	6,905,737
Residential Mortgage-Backed Securities — Non-Agency	—	361,190	—	361,190
Corporate Bonds*	—	4,328,180	—	4,328,180
Municipal Bonds	—	135,945	—	135,945
U.S. Government Agency Obligations	—	420,332	—	420,332
U.S. Treasury Securities	146,230	—	—	146,230

Total Fixed Income Securities	146,230	16,131,792	—	16,278,022

Money Market Investments	17,000	—	—	17,000
Short-Term Investments*	—	4,906,730	—	4,906,730

Total Investments	$163,230	$21,038,522	$—	$21,201,752

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$707,670,364	$—	$707,670,364
Commercial Mortgage-Backed Securities — Agency	—	381,303,570	—	381,303,570
Commercial Mortgage-Backed Securities — Non-Agency	—	58,983,130	—	58,983,130
Residential Mortgage-Backed Securities — Agency	—	3,225,455,215	—	3,225,455,215
Residential Mortgage-Backed Securities — Non-Agency	—	2,477,682,217	13,100,983	2,490,783,200
U.S. Government Agency Obligations	—	186,863,137	—	186,863,137
U.S. Treasury Securities	1,243,663,280	—	—	1,243,663,280

Total Fixed Income Securities	1,243,663,280	7,037,957,633	13,100,983	8,294,721,896

Money Market Investments	157,890,000	—	—	157,890,000
Short-Term Investments*	5,090,954	703,668,831	—	708,759,785

Total Investments	$1,406,644,234	$7,741,626,464	$13,100,983	$9,161,371,681

Liability Derivatives
Futures
Interest Rate Risk	$(9,666,633)	$—	$—	$(9,666,633)

Total	$(9,666,633)	$—	$—	$(9,666,633)

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW High Yield Bond Fund	TCW Total Return Bond Fund
	Corporate Bonds	Residential Mortgage-Backed Securities — Non-Agency
Balance as of October 31, 2013	$12,500	$13,937,591
Accrued Discounts (Premiums)	—	(983,623)
Realized Gain (Loss)	(25,056)	—
Change in Unrealized Appreciation	18,688	147,015
Purchases	25,056	—
Sales	(31,188)	—
Transfers in to Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—

Balance as of July 31, 2014	$—	$13,100,983

Change in Unrealized Appreciation from Investments Still Held at July 31, 2014	$—	$147,015

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2014, are as follows:

TCW Total Return Bond Fund

Description	Fair Value at 7/31/2014	Valuation Techniques*	Unobservable Input	Range
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$13,100,983	Third-party Vendor	Vendor Prices	$0.79 - 3.26

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2014, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$9,699	$—	$9,699
Futures Contracts	—	—	—	4,170	$4,170

Total Value	$—	$—	$9,699	$4,170	$13,869

Liability Derivatives
Forward Currency Contracts	$—	$—	$(9,022)	$—	$(9,022)

Total Value	$—	$—	$(9,022)	$—	$(9,022)

Notional Amounts or Shares/Units(2)
Forward Currency Contracts	$—	$—	$690,644,853	$—	$690,644,853
Futures Contracts	—	—	—	3,945	3,945
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$674	$—	$674

Total Value	$—	$—	$674	$—	$674

Liability Derivatives
Forward Currency Contracts	—	—	(2,610)	—	(2,610)

Total Value	$—	$—	$(2,610)	$—	$(2,610)

Notional Amounts or Shares/Units(2)
Forward Currency Contracts	$—	$—	$150,444,442	$—	$—
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Open Swap Agreements, at Value	$(37)	$—	$—	$—	$(37)

Total Value	$(37)	$—	$—	$—	$(37)

Notional Amounts or Shares/Units(2)
Swap Agreements	$3,812,375	$—	$—	$—	$3,812,375
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$—	$— (1)	$—

Total Value	$—	$—	$—	$—	$—

Liability Derivatives
Forward Currency Contracts	$—	$—	$(25)		$—

Total Value	$—	$—	$(25)	$—	$—

Notional Amounts or Shares/Units(2)
Forward Currency Contracts	$—	$—	2,131,985	$—	$—
TCW High Yield Bond Fund
Asset Derivatives
Open Swap Agreements, at Value	$—	$8	$—	$—	$8

Total Value	$—	$8	$—	$—	$8

Liability Derivatives
Open Swap Agreements, at Value	$—	$(1)	$—	$—	$(1)

Total Value	$—	$(1)	$—	$—	$(1)

Notional Amounts or Shares/Units(2)
Swap Agreements	$—	$750,000	$—	$—	$750,000
TCW Total Return Bond Fund
Liabilities Derivatives
Futures Contracts	$—	$—	$—	$(9,667)	$(9,667)

Total Value	$—	$—	$—	$(9,667)	$(9,667)

Notional Amounts or Shares/Units(2)
Futures Contracts	—	—	—	9,020	9,020

(1)	Amount less than $1
(2)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward foreign currency forward contracts at July 31, 2014 are disclosed in the Schedule of Investments.

Future Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2014 are listed in the Schedule of Investments.

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2014, the TCW High Yield Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at July 31, 2014 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage

Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security, TBA or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended July 31, 2014.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2014.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2014.

Note 2 – Federal Income Taxes

At July 31, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$29,308	$(4,295)	$25,013	$1,332,749
TCW Emerging Markets Income Fund	153,614	(94,921)	58,693	5,368,406
TCW Emerging Markets Local Currency Income Fund	2,010	(8,752)	(6,742)	220,188
TCW Enhanced Commodity Strategy Fund	70	(7)	63	3,349
TCW Global Bond Fund	1,169	(334)	835	16,203
TCW High Yield Bond Fund	707	(420)	287	29,038
TCW Short Term Bond Fund	106	(103)	3	21,199
TCW Total Return Bond Fund	564,840	(80,444)	484,396	8,676,976

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2014.

Note 4 – Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management has determined that as an investment company that is regulated under the 1940 Act, the Funds qualify as an investment company pursuant to FASB Accounting Standards Codification No. 946, Financial Services — Investment Companies and meets the reporting requirement under the new pronouncement.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 12, 2014

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	September 12, 2014